     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2001
--------------------------------------------------------------------------------

                                                             FILE NOS. 333-77605
                                                                       811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 3/X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 4 /X/

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                        ANGELA M. KING, ESQUIRE
FOLEY & LARDNER                                 ALLSTATE DISTRIBUTORS, L.L.C.
3000 K STREET, N.W.                             3100 SANDERS ROAD
SUITE 500                                       SUITE J5B
WASHINGTON, D.C. 20007                          NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

SELECTDIRECTIONS-SM- VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
NEBRASKA SERVICE CENTER
P.O. BOX 80469, LINCOLN, NEBRASKA 68501-0469
TELEPHONE NUMBER: 1-800-366-1411 EXT. 17500       PROSPECTUS DATED MAY 1, 2001

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("WE" or "ALLSTATE") is offering the SELECTDIRECTIONS-SM- VARIABLE ANNUITY, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). Please read this prospectus and keep it for future reference. It contains important information about the Contract that you should know before investing.

The Contract currently offers 26 investment alternatives ("INVESTMENT ALTERNATIVES"): 2 Fixed Account Options* ("STANDARD FIXED ACCOUNT OPTION" and "DOLLAR COST AVERAGING FIXED ACCOUNT OPTION") and 24 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Money you direct into a Variable Sub-Account is invested exclusively in one of the following mutual fund portfolios ("PORTFOLIOS"):

AIM VARIABLE INSURANCE FUNDS:                  MFS-REGISTERED TRADEMARK- VARIABLE
AIM V.I. Capital Appreciation Fund               INSURANCE TRUST-SM-:
AIM V.I. Diversified Income Fund               MFS Bond Series
AIM V.I. Growth and Income Fund                MFS Investors Trust Series**
AIM V.I. International Equity Fund             MFS High Income Series
AIM V.I. Value Fund                            MFS New Discovery Series
FIDELITY VARIABLE INSURANCE PRODUCTS           OPPENHEIMER VARIABLE ACCOUNT FUNDS
  FUND (VIP):                                  Oppenheimer Bond Fund/VA
Fidelity VIP                                   Oppenheimer Capital Appreciation Fund/VA
  CONTRAFUND-Registered Trademark-             Oppenheimer Global Securities Fund/VA
  Portfolio                                    Oppenheimer High Income Fund/VA
Fidelity VIP Growth Portfolio                  Oppenheimer Main Street Small Cap Fund/
Fidelity VIP High Income Portfolio               VA***
Fidelity VIP Index 500 Portfolio               VAN KAMPEN LIFE INVESTMENT TRUST:
Fidelity VIP Overseas Portfolio                Van Kampen LIT Comstock Portfolio
Fidelity VIP Investment Grade Bond             Van Kampen LIT Domestic Income Portfolio
  Portfolio                                    Van Kampen LIT Emerging Growth Portfolio
                                               Van Kampen LIT Money Market Portfolio

 *  The Fixed Account Options may not be available in all states.
** Effective May 1, 2001, the Portfolio's name changed from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.
*** Effective May 1, 2001, the Portfolio's name changed from Oppenheimer Small
    Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

WE (Allstate) have filed the Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC "). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page B-1 of this prospectus. For a free copy, contact us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for further information on the operation of the public reference room.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.
    IMPORTANT      CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                   THE CONTRACTS ARE NOT FDIC INSURED.

                                   PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                        PAGE
-----------------------------------------------------------------------------
GLOSSARY                                                                    3
-----------------------------------------------------------------------------
QUESTIONS AND ANSWERS ABOUT SELECTDIRECTIONS-SM-                            6
-----------------------------------------------------------------------------
EXPENSE TABLE                                                              11
-----------------------------------------------------------------------------
   Examples                                                                14
-----------------------------------------------------------------------------
EXPLANATION OF EXPENSE TABLE AND EXAMPLES                                  17
-----------------------------------------------------------------------------
   Financial Information                                                   18
-----------------------------------------------------------------------------
DESCRIPTION OF THE SELECTDIRECTIONS-SM- CONTRACT                           19
-----------------------------------------------------------------------------
   Summary                                                                 19
-----------------------------------------------------------------------------
   Contract Owner                                                          19
-----------------------------------------------------------------------------
   Annuitant                                                               19
-----------------------------------------------------------------------------
   Modification of the Contract                                            19
-----------------------------------------------------------------------------
   Assignment                                                              19
-----------------------------------------------------------------------------
   Return Privilege                                                        19
-----------------------------------------------------------------------------
PURCHASES AND CONTRACT VALUE                                               20
-----------------------------------------------------------------------------
   Purchasing the Contract                                                 20
-----------------------------------------------------------------------------
   Automatic Payment Plan                                                  20
-----------------------------------------------------------------------------
   Allocation of Purchase Payments                                         20
-----------------------------------------------------------------------------
   Contract Value                                                          20
-----------------------------------------------------------------------------
   Variable Account Accumulation Unit Value                                20
-----------------------------------------------------------------------------
TRANSFERS                                                                  21
-----------------------------------------------------------------------------
   Transfers During the Accumulation Phase                                 21
-----------------------------------------------------------------------------
   Transfers Authorized by Telephone                                       21
-----------------------------------------------------------------------------
   Automatic Dollar Cost AveragingProgram                                  21
-----------------------------------------------------------------------------
   Automatic Portfolio Rebalancing Program                                 22
-----------------------------------------------------------------------------
   Excessive Trading Limits                                                22
-----------------------------------------------------------------------------
THE INVESTMENT ALTERNATIVES                                                23
-----------------------------------------------------------------------------
   Variable Sub-account Investments                                        23
-----------------------------------------------------------------------------
   Investment Objectives of the Portfolios                                 24
-----------------------------------------------------------------------------
   Voting Rights                                                           25
-----------------------------------------------------------------------------
   Additions, Deletions, and Substitutions of Portfolios                   25
-----------------------------------------------------------------------------
   The Fixed Account Options                                               26
-----------------------------------------------------------------------------
      General                                                              26
-----------------------------------------------------------------------------
      Standard Fixed Account Option                                        26
-----------------------------------------------------------------------------
      Dollar Cost Averaging Fixed Account Option                           26
-----------------------------------------------------------------------------
INCOME PAYMENTS                                                            27
-----------------------------------------------------------------------------
   Payout Start Date                                                       27
-----------------------------------------------------------------------------
   Income Plans                                                            27
-----------------------------------------------------------------------------
   Income Payments: General                                                27
-----------------------------------------------------------------------------
   Variable Income Payments                                                28
-----------------------------------------------------------------------------
   Fixed Income Payments                                                   28
-----------------------------------------------------------------------------
   Transfers During the Payout Phase                                       29
-----------------------------------------------------------------------------
   Death Benefit During the Payout Phase                                   29
-----------------------------------------------------------------------------
   Certain Employee Benefit Plans                                          29
-----------------------------------------------------------------------------
DEATH BENEFITS                                                             29
-----------------------------------------------------------------------------
   The Death Benefit: General                                              29
-----------------------------------------------------------------------------
   Standard Death Benefit                                                  29
-----------------------------------------------------------------------------
   Claim and Payment                                                       30
-----------------------------------------------------------------------------
   Enhanced Death Benefit Rider                                            31
-----------------------------------------------------------------------------
      Enhanced Death Benefit A                                             31
-----------------------------------------------------------------------------
      Enhanced Death Benefit B                                             31
-----------------------------------------------------------------------------
   Enhanced Death and Income Benefit Rider                                 31
-----------------------------------------------------------------------------
   Beneficiary                                                             32
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
ACCESS TO YOUR MONEY                                                       33
                                                                        PAGE
-----------------------------------------------------------------------------
   In General                                                              33
-----------------------------------------------------------------------------
   Partial Withdrawals                                                     33
-----------------------------------------------------------------------------
   Total Withdrawal                                                        33
-----------------------------------------------------------------------------
   Substantially Equal Periodic Payments                                   33
-----------------------------------------------------------------------------
   Systematic Withdrawal Program                                           34
-----------------------------------------------------------------------------
   ERISA Plans                                                             34
-----------------------------------------------------------------------------
   Minimum Contract Value                                                  34
-----------------------------------------------------------------------------
EXPENSES                                                                   35
-----------------------------------------------------------------------------
   Mortality and Expense Risk Charge                                       35
-----------------------------------------------------------------------------
   Administrative Expense Charge                                           35
-----------------------------------------------------------------------------
   Contract Maintenance Charge                                             35
-----------------------------------------------------------------------------
   Transfer Fee                                                            35
-----------------------------------------------------------------------------
   Withdrawal Charge                                                       35
-----------------------------------------------------------------------------
   Free Withdrawal                                                         36
-----------------------------------------------------------------------------
   Waiver of Withdrawal Charges                                            36
-----------------------------------------------------------------------------
      General                                                              36
-----------------------------------------------------------------------------
      Confinement Waiver                                                   36
-----------------------------------------------------------------------------
      Terminal Illness Waiver                                              37
-----------------------------------------------------------------------------
      Unemployment Waiver                                                  37
-----------------------------------------------------------------------------
   Premium Taxes                                                           37
-----------------------------------------------------------------------------
   Deduction for Variable Account Income Taxes                             37
-----------------------------------------------------------------------------
   Other Expenses                                                          37
-----------------------------------------------------------------------------
TAX MATTERS                                                                38
-----------------------------------------------------------------------------
   Introduction                                                            38
-----------------------------------------------------------------------------
   Taxation of Annuities in General                                        38
-----------------------------------------------------------------------------
      Tax Deferral                                                         38
-----------------------------------------------------------------------------
      Non-Natural Owners                                                   38
-----------------------------------------------------------------------------
      Diversification Requirements                                         38
-----------------------------------------------------------------------------
      Ownership Treatment                                                  38
-----------------------------------------------------------------------------
      Taxation of Partial and Full Withdrawals                             38
-----------------------------------------------------------------------------
      Taxation of Income Payments                                          39
-----------------------------------------------------------------------------
      Taxation of Annuity Death Benefits                                   39
-----------------------------------------------------------------------------
      Penalty Tax on Premature Distributions                               39
-----------------------------------------------------------------------------
      Aggregation of Annuity Contracts                                     39
-----------------------------------------------------------------------------
   Tax Qualified Contracts                                                 39
-----------------------------------------------------------------------------
      Restrictions under Section 403(b) Plans                              40
-----------------------------------------------------------------------------
   Income Tax Withholding                                                  40
-----------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                    40
-----------------------------------------------------------------------------
   Yields and Standard Total Return                                        40
-----------------------------------------------------------------------------
   Other Performance Data                                                  41
-----------------------------------------------------------------------------
ALLSTATE LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT                   41
-----------------------------------------------------------------------------
   Allstate Life Insurance Company                                         41
-----------------------------------------------------------------------------
   The Variable Account                                                    41
-----------------------------------------------------------------------------
ADMINISTRATION                                                             42
-----------------------------------------------------------------------------
ASSET ALLOCATION SERVICES                                                  42
-----------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS                                                  42
-----------------------------------------------------------------------------
LEGAL PROCEEDINGS                                                          43
-----------------------------------------------------------------------------
LEGAL MATTERS                                                              43
-----------------------------------------------------------------------------
REGISTRATION STATEMENT                                                     43
-----------------------------------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES                                    A-1
-----------------------------------------------------------------------------
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION              B-1
-----------------------------------------------------------------------------

                            2      PROSPECTUS

GLOSSARY
-------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION PHASE                          The first of two phases during the life of the Contract. The
                                            Accumulation Phase begins on the issue date and will
                                            continue until the Payout Start Date unless you terminate
                                            the Contract before that date.
--------------------------------------------------------------------------------------------------------

ACCUMULATION UNIT                           The unit of measurement we use to calculate the value of
                                            your investment in the Variable Sub-Accounts during the
                                            Accumulation Phase.
--------------------------------------------------------------------------------------------------------

ANNUITANT                                   The individual whose age determines the latest Payout Start
                                            Date and whose life determines the amount and duration of
                                            income payments (other than under Income Plans with
                                            guaranteed payments for a specified period).
--------------------------------------------------------------------------------------------------------

ANNUITY UNIT                                A unit of measurement which we use to calculate the amount of variable income payments.
--------------------------------------------------------------------------------------------------------

BENEFICIARY(IES)                            The person(s) you designate to receive any death benefits
                                            under the Contract when the last surviving Contract owner
                                            dies.
--------------------------------------------------------------------------------------------------------
COMPANY ("WE," "US," "OUR," "ALLSTATE")     Allstate Life Insurance Company.
--------------------------------------------------------------------------------------------------------

CONTRACT                                    SelectDirections, a flexible premium deferred variable
                                            annuity. In certain states, the Contract is available only as a group Contract. In those states we issue you a
                                            certificate that represents your ownership and that
                                            summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates,
                                            unless the context requires otherwise.
--------------------------------------------------------------------------------------------------------

CONTRACT ANNIVERSARY                        Each anniversary of the issue date.
--------------------------------------------------------------------------------------------------------

CONTRACT OWNER ("YOU")                      The person(s) having the privileges of ownership defined in the Contract. If your Contract is issued as part of a
                                            retirement plan, your ownership privileges may be modified by the plan.
--------------------------------------------------------------------------------------------------------

CONTRACT VALUE                              The sum of the values of your interests in the Variable
                                            Sub-Accounts of the Variable Account and the Fixed Account
                                            Options.
--------------------------------------------------------------------------------------------------------

CONTRACT YEAR                               Each twelve-month period beginning on the issue date and on each Contract Anniversary.
--------------------------------------------------------------------------------------------------------

DEATH BENEFIT ANNIVERSARY                   The first Death Benefit Anniversary is the 7(th) Contract
                                            Anniversary. Subsequent Death Benefit Anniversaries are
                                            those Contract Anniversaries that are multiples of 7. For
                                            example, the 7(th), 14(th), and 21(st) Contract
                                            Anniversaries are the first three Death Benefit
                                            Anniversaries.
--------------------------------------------------------------------------------------------------------

                                   PROSPECTUS

FIXED ACCOUNT OPTIONS                       Two options to which you can direct your money under the
                                            Contract that provide a guarantee of principal and minimum interest. The Fixed Account Options are the Dollar Cost
                                            Averaging Fixed Account Option ("DCA Account") and the
                                            Standard Fixed Account Option. Fixed account assets are our general account assets. The Fixed Account Options may not be available in all states.
--------------------------------------------------------------------------------------------------------

FIXED INCOME PAYMENTS                       A series of income payments that are fixed in amount.
--------------------------------------------------------------------------------------------------------

GUARANTEE PERIOD                            A one year period during which we will credit a specific
                                            effective annual interest rate on an amount you allocate to the Standard Fixed Account Option.
--------------------------------------------------------------------------------------------------------

INCOME PLAN                                 A series of payments we will make on a scheduled basis to
                                            you or to another person designated by you. We will apply
                                            your money to provide these payments (called "income
                                            payments") on the Payout Start Date. Income payments will
                                            continue until we make the last payment required by the
                                            Income Plan you select. You can elect to receive income
                                            payments for life and/or for a pre-set number of years, and you may elect to receive fixed or variable income payments or a combination of both.
--------------------------------------------------------------------------------------------------------

ISSUE DATE                                  The date when the Contract becomes effective.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Variable Sub-Accounts and the Fixed Account Options.
--------------------------------------------------------------------------------------------------------

LATEST PAYOUT START DATE                    The latest date by which we apply your money to provide
                                            income payments under the Income Plan you select.
--------------------------------------------------------------------------------------------------------

NET INVESTMENT FACTOR                       The factor we use to determine the value of an Accumulation
                                            Unit or annuity unit in any Valuation Period. We determine the net investment factor separately for each Variable
                                            Sub-Account.
--------------------------------------------------------------------------------------------------------

NEW CONTRACT OWNER                          The Contract owner determined immediately after the death of any Contract owner or the Annuitant, if the Contract is
                                            owned by a company or other legal entity. The new Contract owner would be a surviving Contract owner or, if none, the
                                            Beneficiary.
--------------------------------------------------------------------------------------------------------

NON-QUALIFIED PLAN                          A retirement plan which does not receive special tax
                                            treatment under Sections 401, 403(b), 408, 408A or 457 of
                                            the Tax Code.
--------------------------------------------------------------------------------------------------------

PAYMENT YEAR                                Each twelve-month period measured from the date we receive a purchase payment.
--------------------------------------------------------------------------------------------------------

PAYOUT PHASE                                The second of two phases during the life of your Contract.
                                            The Payout Phase begins on the Payout Start Date. During
                                            this phase, you receive income payments under the Income
                                            Plan you choose until we have made the last payment required by the plan.
--------------------------------------------------------------------------------------------------------

PAYOUT START DATE                           The date on which we apply your money to an Income Plan.
--------------------------------------------------------------------------------------------------------

                                   PROSPECTUS

PORTFOLIO(S)                                The underlying mutual funds in which the Variable
                                            Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
--------------------------------------------------------------------------------------------------------

PURCHASE PAYMENTS                           Amounts paid to us as premium for the Contract by you or on your behalf.
--------------------------------------------------------------------------------------------------------

QUALIFIED PLAN                              A retirement plan which receives special tax treatment under
                                            Sections 401, 403(b), 408 or 408A of the Tax Code or a
                                            deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the
                                            Tax Code.
--------------------------------------------------------------------------------------------------------

SETTLEMENT VALUE                            The amount we will pay in the event you fully withdraw all
                                            Contract Value. It is equal to the Contract Value, less any applicable premium taxes, income tax withholding, withdrawal charge, and the contract maintenance charge.
--------------------------------------------------------------------------------------------------------

TAX CODE                                    The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------------------------------

VALUATION DATE                              Each day the New York Stock Exchange ("NYSE") is open for
                                            business. Allstate is open for business on each day the NYSE is open.
--------------------------------------------------------------------------------------------------------

VALUATION PERIOD                            The period of time over which we determine the change in the value of the Variable Sub-Accounts in order to price
                                            Accumulation Units and annuity units. Each Valuation Period begins at the close of normal trading on the NYSE (currently
                                            3:00 p.m. Central time on each Valuation Date) and ends at the close of the NYSE on the next Valuation Date.
--------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT                            The Allstate Financial Advisors Separate Account I is a
                                            separate investment account composed of Variable
                                            Sub-Accounts that we established to receive and invest
                                            purchase payments paid under the Contract.
--------------------------------------------------------------------------------------------------------

VARIABLE SUB-ACCOUNT                        A subdivision of the Variable Account, which invests
                                            exclusively in shares of one of the Portfolios.
--------------------------------------------------------------------------------------------------------

VARIABLE INCOME PAYMENTS                    A series of income payments that vary in amount based on
                                            changes in the value of the Variable Sub-Accounts in which you are invested at that time.
--------------------------------------------------------------------------------------------------------

WITHDRAWAL CHARGE                           The contingent deferred sales charge that we may assess if you withdraw your Contract Value.

                            5      PROSPECTUS

QUESTIONS AND ANSWERS ABOUT SELECTDIRECTIONS-SM-
-------------------------------------------------------------------

The following are answers to some of the key questions you may have about the SelectDirections-SM- Contract. Please read the remainder of this prospectus for more information.

1. WHAT IS SELECTDIRECTIONS-SM-?
SelectDirections-SM- is a Contract between you (the Contract owner) and Allstate, a life insurance company, that is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing and is available for non-qualified or qualified retirement plans.

Like all DEFERRED annuity contracts, SelectDirections-SM- has two phases: the Accumulation Phase and the Payout Phase. During the ACCUMULATION PHASE, you can save for retirement by investing in the investment alternatives and pay no federal income taxes on any earnings until you withdraw them. During the PAYOUT PHASE, you can receive retirement income for life and/or for a pre-set number of years by selecting one of the Income Plans described in the answer to Question
2. The amount of money you may accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will be used to determine the amount of your income payments during the Payout Phase.

The Accumulation Phase begins on the Issue Date and continues until the Payout Start Date. During the Accumulation Phase, you may invest your purchase payments in one or more of the Variable Sub-Accounts or, in most states, allocate them to the Fixed Account Options. The value of your Contract will depend on the investment performance of the Variable Sub-Accounts and the amount of interest we credit to the Fixed Account Options.

During the Accumulation Phase, each Variable Sub-Account invests in a single investment portfolio of a mutual fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts you allocate to the Variable Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. In some states, you may also allocate all or part of your Contract Value to the "Fixed Account Options", as described in the answer to Question 5.

During the Payout Phase, you will receive income payments for life and/or for a selected number of years under one of the Income Plans we offer. On the Payout Start Date, we will apply your money to provide income payments according to an Income Plan. Your income payments will continue until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a FIXED INCOME PAYMENT option, we will guarantee the amount of your payments, which will remain fixed. If you select a VARIABLE INCOME PAYMENT option, based on one or more of the Variable Sub-Accounts, the amount of your income payments will vary up or down depending on the performance of the corresponding Portfolio in which you are invested at that time.

2. WHAT INCOME PLANS DOES SELECTDIRECTIONS-SM- OFFER? (SEE INCOME PAYMENTS PAGE
27)
Beginning on the Payout Start Date, you may receive income payments on a fixed or a variable basis or a combination of the two.

We offer a variety of Income Plans including:

- a life annuity, with payments guaranteed for five to twenty years;

- a joint and full survivorship annuity, with payments guaranteed for five to twenty years; and

- fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your Income Plan at any time before the Payout Start Date. You may select the Payout Start Date. The latest date you may select, however, is the later of the tenth Contract Anniversary or the Annuitant's 90(th) birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select an Income Plan that provides income payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Variable Sub-Accounts you have selected at that time. The fixed portion of your income payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Payout Phase you will have a limited ability to change the relative weighting of the Variable Sub-Accounts on which your variable income payments are based or to increase the portion of your income payments consisting of fixed income payments.

3. HOW DO I BUY SELECTDIRECTIONS-SM-? (SEE PURCHASES AND CONTRACT VALUE PAGE 20) You can obtain a Contract application from your Personal Financial Representative. Your initial purchase payment must be at least $1,200. We will not issue a Contract to you if either you or the Annuitant is older than age 90 before we receive your application.

                            6      PROSPECTUS

4. WHAT ARE MY INVESTMENT ALTERNATIVES UNDER SELECTDIRECTIONS-SM-? (SEE VARIABLE SUB-ACCOUNT INVESTMENTS PAGE 23)
During the Accumulation Phase, you can allocate and reallocate your investment among the Fixed Account Options and the Variable Sub-Accounts. Each Variable Sub-Account invests in a single Portfolio. The Portfolios we offer through the Variable Sub-Accounts under this Contract are:

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation Fund
AIM V.I. Diversified Income Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

FIDELITY VARIABLE INSURANCE
PRODUCTS FUND (VIP):
Fidelity VIP CONTRAFUND-Registered Trademark- Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Investment Grade Bond Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-:
MFS Bond Series
MFS Investors Trust Series
MFS High Income Series
MFS New Discovery Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Bond Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Small Cap Fund/VA

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Domestic Income Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen LIT Money Market Portfolio

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.

5. WHAT ARE THE FIXED ACCOUNT OPTIONS? (SEE FIXED ACCOUNT OPTIONS PAGE 26)
We offer two Fixed Account Options: the Standard Fixed Account Option and the Dollar Cost Averaging Fixed Account Option. The Fixed Account Options may not be available in all states.

We credit interest daily to money allocated to the Fixed Account Options at a rate that compounds over one year to the interest rate we guaranteed when the money was allocated. We will credit interest on the initial purchase payment allocated to the Fixed Account Options from the issue date. We will credit interest to subsequent purchase payments allocated to the Fixed Account Options from the date we receive them at a rate declared by us. We will credit interest to transfers from the date the transfer is made.

STANDARD FIXED ACCOUNT OPTION: Money in the Standard Fixed Account Option will earn interest at the current rate in effect at the time of allocation or transfer to the Standard Fixed Account Option. We currently offer a one year Guarantee Period. Other Guarantee Periods may be offered at our discretion. Subsequent renewal dates will be on anniversaries of the first renewal date. After the initial Guarantee Period, a renewal rate will be declared at our discretion. We guarantee that the money you place in the Standard Fixed Account Option will earn interest at an annual rate of at least 3.0%.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION: You may direct all or a portion of your purchase payments to the Dollar Cost Averaging Fixed Account Option ("DCA Account"). The minimum purchase payment amount that may be allocated to the DCA Account is $100. The purchase payments will earn interest for up to one year at the current rates in effect at the time of allocation. The effective annual rate will never be less than 3%.

Each purchase payment, plus interest, must be transferred out of the DCA Account to other investment alternatives, as designated by you, in equal monthly installments. The number of monthly installments must be no more than 12. At the end of the 12-month transfer period, any remaining portion of the purchase payment and interest will be automatically allocated pro rata, according to your existing allocation instructions.

You may not transfer money from other investment alternatives to the DCA
Account.

6. WHAT ARE MY EXPENSES UNDER SELECTDIRECTIONS-SM-? (SEE EXPENSES PAGE 35) CONTRACT MAINTENANCE CHARGE
Each year on the Contract Anniversary we subtract an annual contract maintenance charge of $35 from your Contract Value in the Variable Sub-Accounts. We will waive this charge if you pay $50,000 or more in total purchase payments or if you have allocated all of your Contract Value to the Fixed Account Options on the Contract Anniversary.

During the Accumulation Phase, we will subtract the annual contract maintenance charge from the Van Kampen LIT Money Market Variable Sub-Account. If the Van Kampen LIT Money Market Variable Sub-Account has insufficient funds, then we will subtract the contract maintenance charge in equal parts from the other Variable Sub-Accounts in the proportion that your value in each bears to your total value

                            7      PROSPECTUS
in all Variable Sub-Accounts, excluding the Van Kampen LIT Money Market Variable Sub-Account.

After the Payout Start Date, the contract maintenance charge will be deducted in equal parts from each variable income payment. We waive this charge if on the Payout Start Date your Contract Value is $50,000 or more or if all payments are fixed income payments.

MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATIVE EXPENSE CHARGE
If you select the Standard Death Benefit Rider, we impose a mortality and expense risk charge at an annual rate of 1.15% of your average daily net assets in the Variable Sub-Accounts and an administrative expense charge at an annual rate of .10% of your average daily net assets in the Variable Sub-Accounts. If you select our optional Enhanced Death Benefit Rider, we will charge a mortality and expense risk charge at an annual rate of 1.35% of your average daily net assets in the Variable Sub-Accounts and an administrative expense charge at an annual rate of 0.10% of your average daily net assets in the Variable Sub-Accounts. If you selected our optional Enhanced Death and Income Benefit Rider, we will charge a mortality and expense risk charge at an annual rate of 1.55% of your average daily net assets in the Variable Sub-Accounts and an administrative expense charge at an annual rate of .10% of your average daily net assets in the Variable Sub-Accounts. These charges are assessed each day during the Accumulation Phase and will be assessed during the Payout Phase if you choose variable income payments. We guarantee that we will not raise these charges.

TRANSFER FEE
Although we currently waive the transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the 12(th) transfer in any Contract Year.

WITHDRAWAL CHARGE
During the Accumulation Phase, you may withdraw all or part of your Contract Value before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any withdrawal charge. Other withdrawals are subject to the withdrawal charge.

In most states, we also may waive the withdrawal charge if you: (1) require long-term medical or custodial care outside the home; (2) become unemployed; (3) are diagnosed with a terminal illness; or (4) begin taking your required minimum distribution payments under a qualified plan. These provisions will apply to the Annuitant if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. In addition, withdrawals may trigger tax liabilities and penalties. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability.

Each year, free of withdrawal charge, you may withdraw the free withdrawal amount which equals the greater of:

(1) earnings not previously withdrawn; or

(2) 15% of purchase payments that have been held by us for less than seven years.

Any free withdrawal amount which is not withdrawn during a Contract Year may not be carried over to increase the free withdrawal amount available in a subsequent year. In addition, you may withdraw, free of withdrawal charge, any purchase payment that has been held by us for more than seven years.

We calculate the withdrawal charge from the date you made the purchase payment(s) being withdrawn. The withdrawal charge will vary depending on the number of years since you made the purchase payment(s).

PAYMENT YEAR:           1    2    3    4    5    6    7   8+
-------------------------------------------------------------
WITHDRAWAL CHARGE:      7%   7%   6%   6%   5%   4%   3%    0
-------------------------------------------------------------

In determining withdrawal charges, we will treat your purchase payments as being withdrawn on a first-in first-out basis.

PREMIUM TAXES
We will deduct state premium taxes, which generally range from 0% to 3.50%, if you fully or partially withdraw your Contract Value, or if we pay out death benefit proceeds, or if you begin to receive regular income payments. We only charge premium taxes in those states that require us to pay premium taxes.

OTHER EXPENSES
In addition to our charges under the Contract, each Portfolio deducts fees and charges from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN SELECTDIRECTIONS-SM- BE TAXED? (SEE TAX MATTERS PAGE 38)
You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. The taxable portion of a withdrawal or distribution is taxed as ordinary income.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

                            8      PROSPECTUS

8. DO I HAVE ACCESS TO MY MONEY? (SEE ACCESS TO YOUR MONEY PAGE 33)
At any time during the Accumulation Phase, we will pay you all or part of the value of your Contract, minus any applicable charge, if you request a full or partial withdrawal. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must equal at least $500.

Although you have access to your money during the Accumulation Phase, certain charges, such as the contract maintenance charge, the withdrawal charge, and premium tax charges, may be deducted if you withdraw all or part of your Contract Value. You may also incur federal income tax liability or tax penalties.

After the Payout Start Date, under variable income payments pursuant to Income Plan 3, you may be entitled to a full or partial withdrawal of the commuted value of the remaining income payments associated with the amount withdrawn. The minimum amount you may withdraw at a time is $1,000.

9. WHAT IS THE DEATH BENEFIT? (SEE DEATH BENEFITS PAGE 29)
We will pay a death benefit while the Contract is in force and before the Payout Start Date, if the Contract owner dies, or if the Annuitant dies and the Contract owner is not a natural person. To obtain payment of the death benefit, the new Contract owner must submit to us written proof of death as specified in the Contract.

The Standard Death Benefit is the greatest of the following:

(1) your total purchase payments reduced proportionately for any prior partial withdrawals;

(2) your Contract Value on the date we determine the death benefit; or

(3) the highest amount computed by taking your Contract Value on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by any purchase payments made since that anniversary and reduced proportionately by any partial withdrawals made since that anniversary.

We also currently offer an optional Enhanced Death Benefit Rider,* which is described later in this prospectus.

We will determine the value of the death benefit as of the end of the Valuation Period during which we receive all of the information that we need to process the claim.

* The Enhanced Death and Income Benefit Rider, which was previously offered under this Contract, is available only to Contract owners who selected this option prior to May 1, 2000.

10. WHAT ELSE SHOULD I KNOW ABOUT SELECTDIRECTIONS-SM-?
ALLOCATION OF PURCHASE PAYMENTS (SEE ALLOCATION OF PURCHASE PAYMENTS PAGE 20)
In your Contract application, you may allocate your initial purchase payment to the Variable Sub-Accounts and the Fixed Account Options. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent purchase payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate purchase payments to the Fixed Account Options if they are not available in your state. Purchase payments allocated to the DCA Account must be at least $100.

TRANSFERS (SEE TRANSFERS DURING THE ACCUMULATION PHASE PAGE 21)
During the Accumulation Phase, you may transfer Contract Value among the Variable Sub-Accounts and from the Variable Sub-Accounts to the Standard Fixed Account Option. The minimum amount that may be transferred is $100. If the total amount remaining in the Standard Fixed Account Option or in a Variable Sub-Account after a transfer would be less than $100, the entire amount will be transferred. Transfers into the DCA Account are not permitted.

The maximum amount you may transfer from the Standard Fixed Account Option during any Contract Year is the greater of 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or the greatest of any prior transfer from the Standard Fixed Account Option. This limit does not apply to dollar cost averaging. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing Programs. You may not use both programs at the same time.

DOLLAR COST AVERAGING (SEE AUTOMATIC DOLLAR COST AVERAGING PROGRAM PAGE 21) Under the Automatic Dollar Cost Averaging Program, amounts are automatically transferred at regular intervals from the DCA Account or a Variable Sub-Account of your choosing to up to 8 options, including other Variable Sub-Accounts or the Standard Fixed Account Option. Transfers may be made monthly, quarterly, or annually. The Automatic Dollar Cost Averaging Program may not be available in all states.

                            9      PROSPECTUS

PORTFOLIO REBALANCING (SEE AUTOMATIC PORTFOLIO REBALANCING PROGRAM PAGE 22) Under the Automatic Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Variable Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semi-annually, annually) that you specify. You may not include the Fixed Account Options in a Portfolio Rebalancing Program. You also may not elect rebalancing after the Payout Start Date.

TRANSFERS DURING THE PAYOUT PHASE (SEE TRANSFERS DURING THE PAYOUT PHASE
PAGE 29)
You may not make any transfers among the Variable Sub-Accounts for the first six months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts, but these transfers must be at least 6 months apart. You can make transfers from the Variable Sub-Account to increase your fixed income payments only if you have chosen Income Plan 3. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

RETURN PRIVILEGE (SEE RETURN PRIVILEGE PAGE 19)
You may cancel the Contract by returning it to us within 20 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us or your Personal Financial Representative. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we (or your Personal Financial Representative) receive the Contract from you. The Contract Value may be more or less than your purchase payments. If this Contract is qualified under Section 408 of the Tax Code, we will refund the greater of any purchase payments or the Contract Value. In certain states, we are required to send you the amount of your purchase payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at:

    Allstate Life Insurance Company
    Nebraska Service Center
    P.O. Box 80469
    Lincoln, Nebraska 68501-0469
    Overnight mail address:
    Allstate Life Insurance Company
    Nebraska Service Center
    2940 S. 84(th) Street
    Lincoln, Nebraska 68506
    Or call us at:
    1-800-366-1411 ext. 17500

                            10     PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of Purchase Payments)*

                                               Withdrawal Charge
Payment Year                                      Percentage
----------------------------------------------------------------
First                                                    7%
Second                                                   7%
Third                                                    6%
Fourth                                                   6%
Fifth                                                    5%
Sixth                                                    4%
Seventh                                                  3%
Eighth and later                                         0%
----------------------------------------------------------------
Transfer Fee (Applies solely to transfers
  after the 12th transfer in any contract
  year. We are currently waiving the transfer
  fee)                                              $10.00
----------------------------------------------------------------
Annual Contract Maintenance Charge (We will
  waive this charge in certain cases)               $35.00
----------------------------------------------------------------

*Each Contract Year, you may withdraw up to the greater of 15% of your aggregate purchase payments that have been held by us for less than seven years or earnings not previously withdrawn, without incurring a withdrawal charge.

VARIABLE ACCOUNT EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE
VARIABLE SUB-ACCOUNTS OF THE VARIABLE ACCOUNT)

WITH THE ENHANCED DEATH AND INCOME BENEFIT
  RIDER*
Mortality and Expense Risk Charge               1.55%
-------------------------------------------------------
Administrative Expense Charge                   0.10%
-------------------------------------------------------
Total Variable Account Annual Expenses          1.65%
-------------------------------------------------------

WITH THE ENHANCED DEATH BENEFIT RIDER ONLY
Mortality and Expense Risk Charge               1.35%
-------------------------------------------------------
Administrative Expense Charge                   0.10%
-------------------------------------------------------
Total Variable Account Annual Expenses          1.45%
-------------------------------------------------------

WITH THE STANDARD DEATH BENEFIT
Mortality and Expense Risk Charge               1.15%
-------------------------------------------------------
Administrative Expense Charge                   0.10%
-------------------------------------------------------
Total Variable Account Annual Expenses          1.25%
-------------------------------------------------------

*The Enhanced Death and Income Benefit Rider is available only to Contract owners who selected this option prior to May 1, 2000.

                            11     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)(1)

                                                                   Management           Other           Total Portfolio
Portfolio                                                             Fees             Expenses         Annual Expenses
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                    0.61%             0.21%                0.82%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                      0.60%             0.30%                0.90%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                       0.60%             0.24%                0.84%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                    0.73%             0.29%                1.02%
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                   0.61%             0.23%                0.84%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2,3)                               0.57%             0.09%                0.66%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2,3)                                   0.57%             0.08%                0.65%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2)                                0.58%             0.10%                0.68%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2,4)                                0.24%             0.09%                0.33%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2)                      0.43%             0.11%                0.54%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2,3)                                 0.72%             0.17%                0.89%
-----------------------------------------------------------------------------------------------------------------------
MFS Bond Series (5,7)                                                 0.60%             0.16%                0.76%
-----------------------------------------------------------------------------------------------------------------------
MFS High Income Series (5,7)                                          0.75%             0.16%                0.91%
-----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (5,6)                                      0.75%             0.12%                0.87%
-----------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (5,7)                                        0.90%             0.16%                1.06%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA                                              0.72%             0.04%                0.76%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                              0.64%             0.03%                0.67%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                 0.64%             0.04%                0.68%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                                       0.74%             0.05%                0.79%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA (8)                         0.75%             0.62%                1.37%
-----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio (9,10)                              0.00%             1.01%                1.01%
-----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Domestic Income Portfolio (9,10)                       0.00%             0.62%                0.62%
-----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio                              0.70%             0.05%                0.75%
-----------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio (9,10)                          0.14%             0.47%                0.61%
-----------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Initial Class.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(4) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual total portfolio annual expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.

(5) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher that the actual expenses of the series. Had these fee reductions been taken into account, "TOTAL PORTFOLIO ANNUAL EXPENSES" would equal: 0.75% for Bond Series, 0.90% for High Income Series, 0.86% for Investors Trust Series, and 1.05% for New Discovery Series.

(6) Effective May 1, 2001, the Series changed its name from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies.

(7) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentage of the average daily net assets of the series for the current fiscal year:
    0.15% for Bond Series, 0.15% for High Income Series, and 0.15% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

                            12     PROSPECTUS

(8) Effective May 1, 2001, the Portfolio's name changed from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA.

(9) Absent voluntary reductions and reimbursements for certain Portfolios, "MANAGEMENT FEES," "OTHER EXPENSES," and "TOTAL PORTFOLIO ANNUAL EXPENSES" as a percent of average net assets of the portfolios would have been as follows:

                                                                       Management           Other           Total Portfolio
    Portfolio                                                             Fees             Expenses         Annual Expenses
    -----------------------------------------------------------------------------------------------------------------------
    Van Kampen LIT Comstock Portfolio                                     0.60%             1.60%                2.20%
    -----------------------------------------------------------------------------------------------------------------------
    Van Kampen LIT Domestic Income Portfolio                              0.50%             0.94%                1.44%
    -----------------------------------------------------------------------------------------------------------------------
    Van Kampen LIT Money Market Portfolio                                 0.50%             0.47%                0.97%
    -----------------------------------------------------------------------------------------------------------------------

    The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time.

(10) The ratio of expenses to average net assets does not reflect credits earned on overnight cash balances. If these credits were reflected as a reduction of expenses, the ratios for the year ended December 31, 2000 would decrease by 0.06% for the Van Kampen LIT Comstock Portfolio, 0.02% for the Van Kampen LIT Domestic Income Portfolio, and 0.01% for the Van Kampen LIT Money Market Portfolio.

                            13     PROSPECTUS

EXAMPLES
-------------------------------------------------------------------

EXAMPLE 1A

Example 1A below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account;

- earned a 5% annual return on your investment;

- fully withdrew from your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period; and

- elected the Enhanced Death and Income Benefit Rider (with total Variable Account expenses of 1.65%).*

THIS EXAMPLE ASSUMES THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDER WITH TOTAL VARIABLE ACCOUNT EXPENSES OF 1.65%. THE ENHANCED DEATH AND INCOME BENEFIT RIDER IS AVAILABLE ONLY TO CONTRACT OWNERS WHO SELECTED THIS OPTION PRIOR TO MAY 1, 2000. IF THE ENHANCED DEATH AND INCOME BENEFIT RIDER HAD NOT BEEN ELECTED, THE EXPENSE FIGURES SHOWN BELOW WOULD BE SLIGHTLY LOWER.

Variable Sub-Account                                          1 Year            3 Year             5 Year             10 Year
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                 $89.74            $143.81            $200.80            $335.90
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                   $90.56            $146.25            $204.84            $343.77
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                    $89.94            $144.42            $201.81            $337.87
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                 $91.79            $149.91            $210.87            $355.46
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                $89.94            $144.42            $201.81            $337.87
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                           $88.00            $138.61            $192.17            $318.95
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                      $88.31            $139.53            $193.70            $321.97
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                         $90.46            $145.95            $204.34            $342.79
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                       $88.10            $138.91            $192.68            $319.96
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                        $84.72            $128.76            $175.76            $286.27
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond                            $86.87            $135.23            $186.56            $307.84
-----------------------------------------------------------------------------------------------------------------------------
MFS Bond                                                      $89.13            $141.98            $197.76            $329.95
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                           $95.38            $160.52            $228.30            $388.76
-----------------------------------------------------------------------------------------------------------------------------
MFS High Income                                               $89.43            $142.89            $199.28            $332.93
-----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                             $90.25            $145.34            $203.33            $340.82
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond/VA                                           $90.66            $146.56            $205.35            $344.75
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA                           $88.31            $139.53            $193.70            $321.97
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA                              $92.20            $151.13            $212.88            $359.32
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA                                    $89.13            $141.98            $197.76            $329.95
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA                          $88.20            $139.22            $193.19            $320.96
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                                       $91.69            $149.61            $210.37            $354.49
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Domestic Income                                $87.69            $137.69            $190.64            $315.94
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                                $89.02            $141.67            $197.26            $328.95
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market                                   $87.59            $137.38            $190.13            $314.93
-----------------------------------------------------------------------------------------------------------------------------

* The Enhanced Death and Income Benefit Rider is available only to Contract owners who selected this option prior to May 1, 2000.

                            14     PROSPECTUS

EXAMPLE 1B

Example 1B below shows the dollar amount of expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account;

- earned a 5% annual return on your investment;

- fully withdrew from your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period; and

- elected the Enhanced Death Benefit Rider (with total Variable Account expenses of 1.45%).

THIS EXAMPLE ASSUMES THE ELECTION OF THE ENHANCED DEATH BENEFIT RIDER WITH TOTAL VARIABLE ACCOUNT EXPENSES OF 1.45%. IF THE ENHANCED DEATH BENEFIT RIDER HAD NOT BEEN ELECTED, THE EXPENSE FIGURES SHOWN BELOW WOULD BE SLIGHTLY LOWER.

Variable Sub-Account                                          1 Year            3 Year             5 Year             10 Year
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                 $87.69            $137.69            $190.64            $315.94
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                   $88.51            $140.14            $194.72            $323.97
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                    $87.90            $138.30            $191.66            $317.95
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                 $89.74            $143.81            $200.80            $335.90
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                $87.90            $138.30            $191.66            $317.95
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                       $86.05            $132.77            $182.45            $299.68
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                           $85.95            $132.46            $181.94            $298.65
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                      $86.26            $133.38            $183.48            $301.72
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                        $82.67            $122.57            $165.39            $265.31
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond                            $84.82            $129.07            $176.28            $287.31
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                         $88.41            $139.83            $194.21            $322.97
-----------------------------------------------------------------------------------------------------------------------------
MFS Bond                                                      $87.08            $135.84            $187.58            $309.87
-----------------------------------------------------------------------------------------------------------------------------
MFS High Income                                               $87.38            $136.77            $189.11            $312.91
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                           $93.33            $154.47            $218.37            $369.88
-----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                             $88.20            $139.22            $193.19            $320.96
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond/VA                                           $88.61            $140.45            $195.23            $324.97
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA                           $86.26            $133.38            $183.48            $301.72
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA                              $90.15            $145.03            $202.82            $339.84
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA                                    $87.08            $135.84            $187.58            $309.87
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA                          $86.15            $133.08            $182.97            $300.70
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                                       $89.64            $143.51            $200.30            $334.91
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Domestic Income                                $85.64            $131.54            $180.40            $295.57
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                                $86.97            $135.54            $187.07            $308.85
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market                                   $85.54            $131.23            $179.88            $294.54
-----------------------------------------------------------------------------------------------------------------------------

                            15     PROSPECTUS

EXAMPLE 2A

Same assumptions as Example 1A, except that you decided not to surrender your Contract, or you began receiving income payments for life or for at least 120 months under an Income Plan for a specified period, at the end of each period.

Variable Sub-Account                                          1 Year            3 Year             5 Year             10 Year
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                 $30.24            $ 92.81            $158.30            $335.90
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                   $31.06            $ 95.25            $162.34            $343.77
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                    $30.44            $ 93.42            $159.31            $337.87
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                 $32.29            $ 98.91            $168.37            $355.46
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                $30.44            $ 93.42            $159.31            $337.87
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                           $28.50            $ 87.61            $149.67            $318.95
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                      $28.81            $ 88.53            $151.20            $321.97
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                         $30.96            $ 94.95            $161.84            $342.79
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                       $28.60            $ 87.91            $150.18            $319.96
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                        $25.22            $ 77.76            $133.26            $286.27
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond                            $27.37            $ 84.23            $144.06            $307.84
-----------------------------------------------------------------------------------------------------------------------------
MFS Bond                                                      $29.63            $ 90.98            $155.26            $329.95
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                           $35.88            $109.52            $185.80            $388.76
-----------------------------------------------------------------------------------------------------------------------------
MFS High Income                                               $29.93            $ 91.89            $156.78            $332.93
-----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                             $30.75            $ 94.34            $160.83            $340.82
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond/VA                                           $31.16            $ 95.56            $162.85            $344.75
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA                           $28.81            $ 88.53            $151.20            $321.97
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA                              $32.70            $100.13            $170.38            $359.32
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA                                    $29.63            $ 90.98            $155.26            $329.95
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA                          $28.70            $ 88.22            $150.69            $320.96
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                                       $32.19            $ 98.61            $167.87            $354.49
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Domestic Income                                $28.19            $ 86.69            $148.14            $315.94
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                                $29.52            $ 90.67            $154.76            $328.95
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market                                   $28.09            $ 86.38            $147.63            $314.93
-----------------------------------------------------------------------------------------------------------------------------

                            16     PROSPECTUS

EXAMPLE 2B

Same assumptions as Example 1B, except that you decided not to surrender your Contract, or you began receiving income payments for life or for at least 120 months under an Income Plan for a specified period, at the end of each period.

Variable Sub-Account                                          1 Year            3 Year             5 Year             10 Year
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                 $28.19            $ 86.69            $148.14            $315.94
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                   $29.01            $ 89.14            $152.22            $323.97
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                    $28.40            $ 87.30            $149.16            $317.95
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                 $30.24            $ 92.81            $158.30            $335.90
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                $28.40            $ 87.30            $149.16            $317.95
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                                       $26.55            $ 81.77            $139.95            $299.68
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                           $26.45            $ 81.46            $139.44            $298.65
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income                                      $26.76            $ 82.38            $140.98            $301.72
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                        $23.17            $ 71.57            $122.89            $265.31
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond                            $25.32            $ 78.07            $133.78            $287.31
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                         $28.91            $ 88.83            $151.71            $322.97
-----------------------------------------------------------------------------------------------------------------------------
MFS Bond                                                      $27.58            $ 84.84            $145.08            $309.87
-----------------------------------------------------------------------------------------------------------------------------
MFS High Income                                               $27.88            $ 85.77            $146.61            $312.91
-----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust                                           $33.83            $103.47            $175.87            $369.88
-----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery                                             $28.70            $ 88.22            $150.69            $320.96
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond/VA                                           $29.11            $ 89.45            $152.73            $324.97
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation/VA                           $26.76            $ 82.38            $140.98            $301.72
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA                              $30.65            $ 94.03            $160.32            $339.84
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income/VA                                    $27.58            $ 84.84            $145.08            $309.87
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA                          $26.65            $ 82.08            $140.47            $300.70
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock                                       $30.14            $ 92.51            $157.80            $334.91
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Domestic Income                                $26.14            $ 80.54            $137.90            $295.57
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth                                $27.47            $ 84.54            $144.57            $308.85
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Money Market                                   $26.04            $ 80.23            $137.38            $294.54
-----------------------------------------------------------------------------------------------------------------------------

EXPLANATION OF EXPENSE TABLE AND EXAMPLES

1. We have included the Expense Table and examples shown above to assist you in understanding the costs and expenses that you will bear directly or indirectly by investing in the Variable Account. The Expense Table reflects expenses of the Variable Account as well as the Portfolios. For additional information, you should read "Expenses," page 35; you should also read the sections relating to expenses of the Portfolios in their prospectuses. The examples assume that any fund expense waivers or reimbursement arrangements described in the footnotes on pages 12-13 are in effect for the time periods presented in the examples. The examples do not include any income taxes or tax penalties you may be required to pay if you fully withdraw your Contract Value.

2. The examples assume that you did not make any transfers. We are currently waiving the transfer fee, but in the future, we may decide to charge $10 for each transfer after the 12th transfer in any Contract Year. Premium taxes are not reflected. Currently, we deduct premium taxes (which generally range from 0% to 3.5%) from the Contract Value upon full withdrawal, payment of death benefit proceeds, or on the Payout Start Date.

3. The examples reflect the $35 contract maintenance charge as an annual charge of 0.175%, which we calculated by dividing the total amount of contract maintenance charges expected to be collected during a year by an assumed average investment of $20,000 in the Variable Sub-Accounts.

4.  The examples reflect the Free Withdrawal Amounts, if applicable.

5. Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

                            17     PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the accumulation unit ("ACCUMULATION UNIT"). Each Variable Sub-Account has a separate value for its Accumulation Units we call accumulation unit value ("ACCUMULATION UNIT VALUE"). Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate also appear in the Statement of Additional Information.

                            18     PROSPECTUS

DESCRIPTION OF THE SELECTDIRECTIONS-SM- CONTRACT
-------------------------------------------------------------------

SUMMARY
SelectDirections-SM- is a flexible premium deferred variable annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional purchase payments at any time. In addition, the Contract Value will change to reflect the performance of the Variable Sub-Accounts to which you allocate or transfer your purchase payments, as well as to reflect interest credited to amounts allocated to the Fixed Account Options. During the Accumulation Phase, you may withdraw your Contract Value by making a partial or full withdrawal. After the Payout Start Date, we will pay you benefits under the Contract in the form of income payments, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

CONTRACT OWNER
As the Contract owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. If your Contract was issued under a qualified plan, however, then the plan may limit or modify your rights and privileges under the Contract and may limit your right to choose someone else to receive benefits. We will not issue a Contract to a purchaser who has reached his or her 91st birthday, or where the Annuitant has reached his or her 91st birthday.

ANNUITANT
The Annuitant is the living person whose life span is used to determine income payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before income payments begin. If your Contract was issued under a plan qualified under Sections 403, 408 or 408A of the Tax Code, then you must be the Annuitant. When you select an Income Plan, you may also name a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of qualified plans. If you are not the Annuitant and the Annuitant dies before income payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. If the Annuitant dies before the Payout Start Date, the new Annuitant will be the youngest owner, otherwise the youngest Beneficiary. You must attest that the Annuitant is alive in order to begin to receive income payments under your Contract.

MODIFICATION OF THE CONTRACT
Only an Allstate officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents (e.g., your Personal Financial Representative) have the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
Before the Payout Start Date, if the Annuitant is still alive, you may assign a Contract issued under a non-qualified plan that is not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA"). If a Contract is issued pursuant to a qualified plan or a non-qualified plan that is subject to Title 1 of ERISA, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

RETURN PRIVILEGE
If you are not satisfied with this Contract for any reason, you may cancel it by returning it to us within 20 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your Personal Financial Representative or mailing it to us. If you return the Contract, then the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we (or your Personal Financial Representative) receive the Contract from you. The Contract Value at that time may be more or less than your purchase payments. If this Contract is qualified under Section 408 of the Tax Code, we will refund the greater of any purchase payments or the Contract Value.

In certain states, if you exercise your "Return Privilege" rights, we are required to return the amount of your purchase payments. Currently, if you live in one of those states, on the issue date we allocate your purchase payment to the Variable Sub-Accounts and the Fixed Account Options as you specified in your application. Your Contract will contain specific information about your Return Privilege rights in your state. We reserve the right in the future when a new Contract is purchased to delay allocating purchase payments to the Variable Sub-Accounts or to the Fixed Account Options until 20 days after the issue date of the Contract or, if a state's Return Privilege period is longer than ten days, for ten days plus the period required by state law.

                            19     PROSPECTUS

PURCHASES AND CONTRACT VALUE
-------------------------------------------------------------------

PURCHASING THE CONTRACT
You may purchase the Contract with an initial purchase payment of $1,200 or more. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application. The initial purchase payment is the only payment we require you tomake under the Contract. There are no requirements on how many payments to make. After the initial purchase payment, you decide the amount of each subsequent payment, except that each additional purchase payment must be $100 or more. You may add money to your Contract automatically through the Automatic Payment Plan for as little as $25 per month. We may lower these minimums if we choose. We may limit the dollar amount of purchase payments we will accept in the future. We may refuse any purchase payment at any time.

AUTOMATIC PAYMENT PLAN
You may make scheduled additional purchase payments of $25 or more per month ($100 or more per month for purchase payments allocated to the DCA Account) by automatic payment through your bank account. Call or write us for an enrollment form.

ALLOCATION OF PURCHASE PAYMENTS
You may allocate your purchase payments to the Variable Sub-Account(s) and the Fixed Account Options in the proportions that you select, provided they meet the minimum allocation amounts described in this prospectus. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent purchase payments in those percentages, until you give us new allocation instructions. You may not allocate purchase payments to a Fixed Account Option if it is not available in your state.

If your application is complete and your purchase payment has been received at our P.O. Box shown on the first page of this prospectus, we will issue your Contract within two business days of its receipt. If your application is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your purchase payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial purchase payment to the Variable Sub-Accounts and the Fixed Account Options, as you have instructed us, on the issue date. We will allocate your subsequent purchase payments on the date that we receive them at the next computed Accumulation Unit Value.

We determine the number of Accumulation Units in each Variable Sub-Account to allocate to your Contract by dividing that portion of your purchase payment allocated to a Variable Sub-Account by that Variable Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

CONTRACT VALUE
We will establish an account for you and will maintain your account during the Accumulation Phase. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account Options.

VARIABLE ACCOUNT ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Variable Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine withdrawal charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Variable Sub-Account. We will also determine separate sets of Accumulation Unit Values reflecting the cost of the enhanced benefit riders. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with non-qualified and qualified plans, respectively, within each Variable Sub-Account. We determine the Accumulation Unit Value for each Variable Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the Portfolios' prospectuses which accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

                            20     PROSPECTUS

TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the Standard Fixed Account Option and the Variable Sub-Accounts in writing or by telephone/fax. The minimum amount that may be transferred from the Standard Fixed Account Option or the Variable Sub-Accounts is $100. If the total amount remaining in the Standard Fixed Account Option or the Variable Sub-Accounts after a transfer would be less than $100, the entire amount will be transferred.

As a general rule, we only accept and process transfers on days when we and the New York Stock Exchange ("NYSE") are open for business (a Valuation Date). If we receive your request on one of those days, we will process the transfer that day. We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Value at the end of that date. We will process requests completed after 3:00 p.m. Central Time using the Accumulation Unit Value for the next Valuation Date.

The Contract permits us to defer transfers from the fixed account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option.

TRANSFERS AUTHORIZED BY TELEPHONE
You may make transfers by telephone by calling 1-800-366-1411 ext.17500. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. Calls completed before 3:00 p.m. Central Time will be effected on that day at that day's closing price. We will not process telephone requests received after 3:00 p.m. Central Time on any Valuation Date.

In the event that the NYSE closes early, i.e., before 3:00 p.m. Central Time, or if the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not process telephone transfer requests received from you at any telephone number other than 1-800-366-1411 ext.17500, or receivedafter the close of trading on the NYSE. If you own the Contract with a joint Contract owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract owner. In addition, we may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

AUTOMATIC DOLLAR COST AVERAGING PROGRAM
Under our Automatic Dollar Cost Averaging Program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the "DCA Account" or a Variable Sub-Account of your choosing to up to 8 options, including other Variable Sub-Accounts or the Standard Fixed Account Option. The interval between transfers from the DCA Account may be monthly only. The interval between transfers from Variable Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to dollar cost average to a Standard Fixed Account Option, the minimum amount that must be transferred into any one option is $500. We may change this minimum or grant exceptions. If you elect this program, the first transfer will occur one interval after your issue date. You may not use the Automatic Dollar Cost Averaging Program to transfer amounts from the Standard Fixed Account Option.

Please refer to the Dollar Cost Averaging Fixed Account Option on Page 26 for additional information on the use of the DCA Account within the Automatic Dollar Cost Averaging Program.

Your request to participate in this program will be effective when we receive your completed application at the address on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under the Automatic Dollar Cost Averaging Program. We will not charge a transfer fee for dollar cost averaging.

The theory of dollar cost averaging is that you will purchase greater numbers of units when the unit prices are relatively low rather than when the prices are higher. As a result, when purchases are made at fluctuating prices, the average cost per unit is less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program; nor will it prevent or necessarily reduce losses in a declining market. You may not use the Automatic Dollar Cost Averaging and Portfolio Rebalancing Programs at the same time.

The Automatic Dollar Cost Averaging Program maynot be available in all states.

                            21     PROSPECTUS

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Portfolio rebalancing allows you to maintain the percentage of your Contract Value allocated to each Variable Sub-Account at a pre-set level. For example, you could specify that 30% of your Contract Value should be in the AIM V.I. Value Portfolio, 40% in the MFS Bond Portfolio and 30% in Fidelity VIP Overseas Portfolio. Over time, the variations in each Variable Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Automatic Portfolio Rebalancing Program, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new purchase payments (unless you specify otherwise), back to the percentages you specify. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have a rebalance made monthly, quarterly, semi-annually, or annually until your Payout Start Date. The Automatic Portfolio Rebalancing Program is not available after the Payout Start Date. We will not charge a transfer fee for portfolio rebalancing. No more than eight Variable Sub-Accounts can be included in the Automatic Portfolio Rebalancing Program at one time. You may not include the Standard Fixed Account Option in the Automatic Portfolio Rebalancing Program.

You may request portfolio rebalancing at any time before your Payout Start Date by submitting a completed written request to us at the address given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop portfolio rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your issue date, your first rebalance will be delayed one month. If you request portfolio rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the issue date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your issue date. Otherwise, your first rebalancing will occur one period after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary date.

Generally, you may change the allocation percentages, frequency, or choice of Variable Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of portfolio rebalancing. You may not use the Automatic Dollar Cost Averaging and Portfolio Rebalancing Programs at the same time. We may change, terminate, limit, or suspend portfolio rebalancing at any time.

EXCESSIVE TRADING LIMITS
For Contracts issued on or after May 1, 2001, in any Contract Year, we reserve the right to limit transfers among the Variable Sub-Accounts, or to refuse any Variable Sub-Account transfer request, if:

- we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

- we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

                            22     PROSPECTUS

THE INVESTMENT ALTERNATIVES
-------------------------------------------------------------------

VARIABLE SUB-ACCOUNT INVESTMENTS

THE PORTFOLIOS
Each of the Variable Sub-Accounts of the Variable Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

NO ONE CAN PROMISE THAT THE PORTFOLIOS WILL MEET THEIR INVESTMENT
OBJECTIVES. Amounts you have allocated to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

                            23     PROSPECTUS

INVESTMENT OBJECTIVES OF THE PORTFOLIOS
CERTAIN PORTFOLIOS HAVE SIMILAR INVESTMENT OBJECTIVES. YOU SHOULD CAREFULLY REVIEW THE PROSPECTUSES FOR THE PORTFOLIOS BEFORE INVESTING.

Portfolio:                           Each Portfolio Seeks:
AIM V.I. Capital Appreciation Fund*  Growth of capital. Investment adviser is AIM Advisors, Inc.
AIM V.I. Diversified Income Fund*    High level of current income.
                                     Investment adviser is AIM
                                     Advisors, Inc.
AIM V.I. Growth and Income Fund*     Growth of capital with a secondary
                                     objective of current income.
                                     Investment adviser is AIM
                                     Advisors, Inc.
AIM V.I. International Equity Fund*  Long-term growth of capital.
                                     Investment adviser is AIM
                                     Advisors, Inc.
AIM V.I. Value Fund*                 Long-term growth of capital. Income
                                     is a secondary objective.
                                     Investment adviser is AIM
                                     Advisors, Inc.
Fidelity VIP-CONTRAFUND-Registered   Long-term capital appreciation.
Trademark- Portfolio                 Investment adviser is Fidelity
                                     Management & Research Company.
Fidelity VIP Growth Portfolio        Capital appreciation. Investment
                                     adviser is Fidelity Management &
                                     Research Company.
Fidelity VIP High Income Portfolio   High level of current income while
                                     also considering growth of capital.
                                     Investment adviser is Fidelity
                                     Management & Research Company.
Fidelity VIP Index 500 Portfolio     Investment results that correspond
                                     to the total return of common
                                     stocks publicly traded in the
                                     United States, as represented by
                                     the S&P 500. Investment adviser is
                                     Fidelity Management & Research
                                     Company.
Fidelity VIP Investment Grade Bond   High level of current income.
Portfolio                            Investment adviser is Fidelity
                                     Management & Research Company.
Fidelity VIP Overseas Portfolio      Long-term growth of capital.
                                     Investment adviser is Fidelity
                                     Management & Research Company.
MFS Bond Series                      As high a level of current income
                                     as is believed to be consistent
                                     with prudent risk. Its secondary
                                     objective is to protect
                                     shareholders' capital. Investment
                                     adviser is MFS Investment
                                     Management.
MFS Investors Trust Series           Long-term growth of capital with a
                                     secondary objective to seek
                                     reasonable current income.
                                     Investment adviser is MFS
                                     Investment Management.
MFS High Income Series               High current income by investing
                                     primarily in a professionally
                                     managed diversified portfolio of
                                     fixed income securities, some of
                                     which may involve equity features.
                                     Investment adviser is MFS
                                     Investment Management.
MFS New Discovery Series             Capital appreciation. Investment
                                     adviser is MFS Investment
                                     Management.
Oppenheimer Bond Fund/VA             High level of current income. As a
                                     secondary objective, the Portfolio
                                     seeks capital appreciation when
                                     consistent with its primary
                                     objective. Investment adviser is
                                     OppenheimerFunds, Inc.
Oppenheimer Capital Appreciation     Capital appreciation. Investment
Fund/VA                              adviser is OppenheimerFunds, Inc.
Oppenheimer Global Securities        Long-term capital appreciation.
Fund/VA                              Investment adviser is
                                     OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA      High level of current income.
                                     Investment adviser is
                                     OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap    Capital appreciation. Investment
Growth Fund/VA                       adviser is OppenheimerFunds, Inc.
Van Kampen LIT Comstock Portfolio    Capital growth and income through
                                     investments in equity securities,
                                     including common stocks, preferred
                                     stocks and securities convertible
                                     into common and preferred stocks.
                                     Investment adviser is Van Kampen
                                     Asset Management Inc.
Van Kampen LIT Domestic Income       Primarily current income. When
Portfolio                            consistent with the primary
                                     investment objective, capital
                                     appreciation is a secondary
                                     investment objective. Investment
                                     adviser is Van Kampen Asset
                                     Management Inc.
Van Kampen LIT Emerging Growth       Capital appreciation. Investment
Portfolio                            adviser is Van Kampen Asset
                                     Management Inc.
Van Kampen LIT Money Market          Protection of capital and high
Portfolio                            current Income through investments
                                     in money market instruments.
                                     Investment adviser is Van Kampen
                                     Asset Management Inc.

*The Portfolios' investment objectives may be changed by the Portfolios' Board of Trustees without shareholder approval.

                            24     PROSPECTUS

Each Portfolio is subject to certain investment restrictions and policies, some of which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Variable Sub-Account are separate and are credited to or charged against the particular Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other part of our business. We will use the net purchase payments you allocate to a Variable Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the Portfolios available through this Contract.

Certain of the Portfolios sell their shares to variable accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future there may be unfavorable tax or other consequences for variable life insurance variable accounts and variable annuity variable accounts that invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors (or Board of Trustees) intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors (or Board of Trustees) were to conclude that separate investment funds should be established for variable life and variable annuity variable accounts, Allstate will bear the attendant expenses.

VOTING RIGHTS
As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Payout Start Date, you are the person entitled to give voting instructions. After the Payout Start Date, the person receiving income payments has the voting interest. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract owners.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract owners, and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF PORTFOLIOS
If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer desirable in view of the purposes of the Contract, we may eliminate any Portfolio, add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by purchase payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Variable Account and the Variable Sub-Accounts:

- to operate the Variable Account in any form permitted by law;

- to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

- to transfer assets from one Variable Sub-Account to another, or from any Variable Sub-Account to our general account;

- to add, combine, or remove Variable Sub-Accounts in the Variable Account; and

                            25     PROSPECTUS

- to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Variable Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements. We will notify you of any change.

THE FIXED ACCOUNT OPTIONS

GENERAL
You may allocate part or all of your money to the Fixed Account Options. The Fixed Account Options may not be available in all states. Amounts allocated to the Fixed Account Options become part of the general assets of Allstate. Allstate invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. Any money you allocate to the Fixed Account Options does not entitle you to share in the investment experience of the Fixed Account Options. Please contact us at 1-800-366-1411 ext.17500 for current information about rates being credited on the Fixed Account Options.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

STANDARD FIXED ACCOUNT OPTION
Money in the Standard Fixed Account Option will earn interest for the length of the Guarantee Period at the current rate in effect at the time of allocation or transfer to the Standard Fixed Account Option. The effective annual rate will never be less than 3%. We currently offer a one year Guarantee Period. Other Guarantee Periods may be offered in the future. Subsequent renewal dates will be on anniversaries of the first renewal date.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
You may also allocate purchase payments to the "DCA Account". The minimum purchase payment amount that may be allocated to the DCA Account is $100. The purchase payments will earn interest for up to one year at the current rates in effect at the time of allocation. The effective annual rate will never be less than 3%.

Each purchase payment, plus interest, must be transferred out of the DCA Account to other investment alternatives, as designated by you, in equal monthly installments. The number of monthly installments must be no more than 12. At the end of the 12-month transfer period, any remaining portion of the purchase payment and interest will be automatically allocated pro rata, according to your existing allocation instructions.

You may not transfer money from other investment alternatives to the DCA
Account.

                            26     PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we will apply the value of your Contract, less applicable taxes, to the Income Plan you select. The Payout Start Date may be no later than the 10th anniversary of the Contract's issue date or the Annuitant's 90th birthday, whichever is later. This is the latest Payout Start Date.

If your Contract was issued pursuant to a qualified plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of the year of your separation from service, or April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If you are in a qualified plan, we may require you to annuitize by the date required by the Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select a Payout Start Date, the latest Payout Start Date will automatically become the Payout Start Date. You may change the Payout Start Date by writing to us at the address given on the first page of the prospectus at least 30 days before the current Payout Start Date.

INCOME PLANS
You may choose and change your Income Plan at any time before the Payout Start Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Income Plan. If you do not select an Income Plan, then we will pay monthly income payments in accordance with the applicable default option. The default options are:

- Income Plan 1 with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

- Income Plan 2 with 10 years (120 months) guaranteed, if you have designated joint Annuitants

You may freely change your choice of Income Plan, as long as you request the change at least thirty days before the Payout Start Date.

Three Income Plans are generally available under the Contract. Each is available in the form of:

- fixed income payments;

- variable income payments; or

- a combination of both fixed and variable income payments.

The three Income Plans are:

INCOME PLAN 1: LIFE ANNUITY WITH GUARANTEED PAYMENTS. We make periodic payments at least as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, then we will pay the remaining guaranteed payments to the new Contract owner.

INCOME PLAN 2: JOINT AND SURVIVOR ANNUITY, WITH GUARANTEED PAYMENTS. We make periodic payments at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before all of the guaranteed payments have been made, then we will pay the remaining guaranteed payments to the new Contract owner.

INCOME PLAN 3: GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30
YEARS). We make payments for a specified number of months. These payments do not depend on the Annuitant's life. The number of months guaranteed may be from 60 to 360. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts that support this plan even though we may not bear any mortality risk.

If you purchased your Contract under a retirement plan, you may have a more limited selection of Income Plans to choose from. You should consult your Plan documents to see what is available.

Once income payments have begun, you cannot surrender your Contract for a lump sum payment unless you choose to receive variable income payments under Income Plan 3, as described above. Instead, before the Payout Start Date you may fully withdraw your Contract Value for a lump sum, as described on page 33. Applicable withdrawal charges will be deducted.

We may have other Income Plans available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.

INCOME PAYMENTS: GENERAL
On the Payout Start Date, we will apply the total value of your Contract, less applicable taxes, to the Income Plan you have chosen. If you select Income Plan 3 for less than 120 months, then withdrawal charges may apply. Your income payments may consist of variable income payments or fixed income payments or a combination of the two. The contract maintenance charge will be deducted in equal amounts from each variable income payment. The contract maintenance charge will be waived if the Contract Value on the Payout Start Date is $50,000 or more or if all payments are fixed income payments.

                            27     PROSPECTUS

We will determine the amount of your income payments as described in "Variable Income Payments" and "Fixed Income Payments" below.

You must notify us in writing at least 30 days before the Payout Start Date how you wish to allocate your Contract Value between variable income and fixed income payments. YOU MUST APPLY AT LEAST THE CONTRACT VALUE IN THE FIXED ACCOUNT OPTIONS ON THE PAYOUT START DATE TO FIXED INCOME PAYMENTS. IF YOU WISH TO APPLY ANY PORTION OF YOUR MONEY IN THE FIXED ACCOUNT OPTIONS TO YOUR VARIABLE INCOME PAYMENTS, THEN YOU SHOULD PLAN AHEAD AND TRANSFER THAT AMOUNT TO THE VARIABLE SUB-ACCOUNTS PRIOR TO THE PAYOUT START DATE. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will make income payments in monthly, quarterly, semi-annual or annual installments, as you select. As of the Payout Start Date, if no purchase payments have been received for two years and the Contract Value is less than $2,000, or not enough to provide an initial payment of $20, and state law permits, then we may pay you the Contract Value, less applicable taxes, in a lump sum instead of the periodic payments you have chosen. Or we may reduce the frequency of payments so that the initial payment will be at least $20.

We may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear.

Generally you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as Income Plan 3). In that case, you can terminate all or part of the income payments being made from the Variable Account under Income Plan 3 at any time and receive a lump sum equal to the commuted balance of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw at a time is $1,000. A withdrawal charge may apply. The commuted balance of the remaining variable income payments will be equal to the net present value of the future stream of payments using a discount rate of 3% and the annuity unit value next determined after the receipt of your request.

VARIABLE INCOME PAYMENTS
One basic objective of the Contract is to provide variable income payments which will to some degree respond to changes in the economic environment. The amount of your variable income payments will depend upon the investment results of the Variable Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Income Plan chosen. We guarantee that the payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Income Plan will affect the dollar amounts of each variable income payment. As a general rule, longer Guarantee Periods result in lower periodic payments, all other things being equal. For example, if a life Income Plan with no minimum guaranteed payment period is chosen, then the variable income payments will be greater than variable income payments under an Income Plan for a minimum specified period and guaranteed thereafter for life.

The investment results of the Variable Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your income payment. In calculating the amount of the income payments in the income payment tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the variable income payments will decrease. The dollar amount of the variable income payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the variable income payments will increase if the net investment return exceeds the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
You may choose to apply a portion of your Contract Value to provide fixed income payments. We determine the fixed income payment amount by applying the applicable value to the Income Plan you have selected.

As a general rule, subsequent fixed income payments will be equal in amount to the initial payment. However, as described in "Transfers During the Payout Phase", after the Payout Start Date, you will have a limited ability to increase the amount of your fixed income payments by making transfers from the Variable Sub-Accounts.

We may defer making fixed income payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.

                            28     PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you will have a limited ability to make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first six months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts, but these transfers must be at least six months apart. You can make transfers from the Variable Sub-Account to increase your fixed income payments only if you have chosen Income Plan 3. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

DEATH BENEFIT DURING THE PAYOUT PHASE
After income payments begin, upon the death of the Annuitant and any joint Annuitant, we will make any remaining income payments to the new Contract owner. The amount and number of these income payments will depend on the Income Plan in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining interest will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.

CERTAIN EMPLOYEE BENEFIT PLANS
In some states, the Contracts offered by this prospectus contain life income payment tables that provide for different benefit payments to men and women of the same age. In certain employment-related situations, however, the U.S. Supreme Court's decision in ARIZONA GOVERNING COMMITTEE V. NORRIS requires employers to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex income payment tables in your state, you should consult with an attorney as to whether the purchase of a Contract is appropriate under NORRIS.

DEATH BENEFITS
-------------------------------------------------------------------

THE DEATH BENEFIT: GENERAL
We will pay a death benefit if, prior to the Payout Start Date:

(A) any Contract owner dies; or

(B) if the Contract is owned by a company or other legal entity, the Annuitant dies.

We will pay the death benefit to the new Contract owner. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary. In the case of the death of the Annuitant we will pay the death benefit to the current Contract owner.

Currently, we will pay the death benefit equal in amount to the Standard Death Benefit, Enhanced Death Benefit, or Enhanced Death and Income Benefit, defined below, as appropriate.

Under the Contract, however, we have the right to pay a death benefit equal in amount to the Settlement Value unless:

1. the new Contract owner chooses to receive the death benefit in a lump sum within 180 days of the date of death; and

2. the death benefit is paid as of the date we receive the completed claim for a distribution on death.

We reserve the right to waive the 180 day limit on a non-discriminatory basis. We will calculate the distribution as of the earlier of the requested distribution date or the fifth anniversary of the date of death.

We determine the death benefit as of the date we receive all of the information we need to process the death benefit claim.

STANDARD DEATH BENEFIT
Prior to the Payout Start Date, the Standard Death Benefit under the Contract is the greatest of the following:

1. the total purchase payments, less a withdrawal adjustment for any prior partial withdrawals;

2. the Contract Value on the date that we calculate the death benefit;

3. and the highest amount computed by taking the Contract Value on each Death Benefit Anniversary, prior to the date we determine the death benefit, increased by any purchase payments made since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals made since that anniversary.

The withdrawal adjustment for the Standard Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) =  the withdrawal amount;

(b) =  the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable death benefit immediately before the withdrawal.

                            29     PROSPECTUS

CLAIM AND PAYMENT
A claim for a distribution on death must be submitted before the Payout Start Date. As part of the claim, the new Contract owner must provide "Due Proof of Death". We will accept the following documentation as due proof of death:

- a certified copy of the Death Certificate;

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death;

- a written statement of a medical doctor who attended the deceased at the time of death; or

- any other proof acceptable to us.

We will pay the death benefit in a lump sum within seven days of receiving a completed claim for a distribution on death, unless the new Contract owner selects one of the other alternatives described below.

If the new Contract owner is a natural person, the new Contract owner may choose from the following alternative ways of receiving the distribution:

- the new Contract owner may receive the distribution as a lump sum payment;

- the new Contract owner may apply the distribution to receive a series of equal periodic payments over the life of the new Contract owner, over a fixed period no longer than the new Contract owner's life expectancy, or over the life of the new Contract owner with payments guaranteed for a period not to exceed the life expectancy of the new Contract owner (the payments must begin within one year of the date of death); or

- if there is only one new Contract owner, he or she may defer payment for up to five years from the date of death. Any remaining funds must be distributed at the end of the five-year period. An Annuitant is necessary for this option. If prior to your death you were the Annuitant, the new Contract owner will become the new Annuitant.

Otherwise, the new Contract owner will receive the Settlement Value.

If your spouse is the sole new Contract owner, he or she may elect one of the options listed above or choose to continue the Contract in the Accumulation Phase as if the death had not occurred. If your spouse chooses to continue the Contract, the following conditions apply:

(1) On the day the Contract is continued, we will set the Contract Value equal to the Standard Death Benefit or Enhanced Death Benefit, as appropriate, as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date if we receive Due Proof of Death after 3:00 p.m. Central time). Because the Standard Death Benefit and Enhanced Death Benefit can never be less than the then current Contract Value, our resetting the Contract Value will not cause the Contract Value to decrease. During the continuation period, however, the Contract Value will continue to increase or decrease to reflect the investment performance of the Variable Sub-Accounts, interest credited to the fixed account, and charges and expenses under the Contract, as described in this prospectus.

The excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive Due Proof of Death. Any portion of this excess attributed to the Fixed Account Options will be allocated to the Van Kampen LIT Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

- Transfer all or a portion of the excess among the Variable Sub-Accounts;

- Transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

- Transfer all or a portion of the excess into a combination of Variable Sub-Accounts or the Standard Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

(2) Within one year of the date of death, your spouse may make a single withdrawal of any amount without incurring a withdrawal charge.

(3) If the Contract is continued by a surviving spouse, during the continuation period currently we will pay a distribution on death equal to the Standard Death Benefit or the Enhanced Death Benefit, as appropriate, determined as of the date on which we receive due proof of your spouse's death. As described above, we also reserve the right to pay a distribution equal in amount to the Settlement Value as of the date on which we receive due proof of death. The Standard Death Benefit payable upon your spouse's death will be calculated using the formula described above. Thus, the amount of the distribution on death may increase or decrease during the continuation period, depending on changes in the Contract Value and other Contract transactions during the continuation period.

(4) If before your death you were the Annuitant, then your surviving spouse becomes the Annuitant.

(5) If you selected the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Rider, that rider and the daily charge for the rider will terminate on the date we determine the value of the death benefit. The annualized mortality and expense risk charge will be changed to 1.15%.

                            30     PROSPECTUS

If the new Contract owner is a company or other legal entity, then the new Contract owner must receive the distribution upon death in a lump sum within 5 years of the date of death, and the options listed above are not available.

Different rules may apply to Contracts issued in connection with qualified plans.

ENHANCED DEATH BENEFIT RIDER
When you purchase your Contract, you may select the Enhanced Death Benefit Rider. If you are not an individual, then the Enhanced Death Benefit applies only to the Annuitant's death. If you select this rider, then the death benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit.

The Enhanced Death Benefit will be the greater of:

- Enhanced Death Benefit A, or

- Enhanced Death Benefit B.

As shown in the Expense Table, we will charge a higher mortality and expense risk charge if you select this rider.

The Enhanced Death Benefit will cease on the date we determine the value of the death benefit. In addition, if your surviving spouse elects to continue the Contract in the Accumulate Phase, the annualized mortality and expense risk charge will be changed to 1.15%.

ENHANCED DEATH BENEFIT A
On the issue date, Enhanced Death Benefit A is equal to the initial purchase payment. After the issue date, Enhanced Death Benefit A is adjusted whenever you make a purchase payment or a withdrawal and on each Contract Anniversary as follows:

- When you make a purchase payment, we will increase Enhanced Death Benefit A by the amount of the purchase payment;

- When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

- On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, then Enhanced Death Benefit A will equal the highest of the Contract Value on the issue date and all Contract Anniversaries prior to the date we calculate the death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract owner's 85th birthday or, if the Contract owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for purchase payments and withdrawals.

ENHANCED DEATH BENEFIT B
Enhanced Death Benefit B is equal to:

(A) your total purchase payments,

(B) reduced by any withdrawal adjustments; and

(C) accumulated daily at an effective annual rate of 5% per year, until:
    (1) the date we determine the death benefit, or (2) the first day of the month following the oldest Contract owner's 85th birthday or, if the Contract owner is not a living individual, the Annuitant's 85th birthday.

Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a) =  the withdrawal amount;

(b) =  the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Death Benefit A or B, as applicable.

ENHANCED DEATH AND INCOME BENEFIT RIDER
We are no longer offering the Enhanced Death and Income Benefit Rider as a rider to the Contract. The following describes the benefit for Contract Owners who elected the benefit on or before April 30, 2000.

When you purchased the Contract, you may have chosen the Enhanced Death and Income Benefit Rider. This rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher income payments in certain circumstances. As shown in the Expense Table, we will charge a higher mortality and expense risk charge during the Accumulation Phase and the Payout Phase, if you have selected this rider.

The Enhanced Death Benefit will cease on the date we determine the value of the death benefit. In addition if your surviving spouse elects to continue the Contract in the Accumulation Phase, the annualized mortality and expense risk charge will be changed to 1.15%.

The Enhanced Income Benefit is equal to the value of the Enhanced Death Benefit on the Payout Start Date. To be eligible for the Enhanced Income Benefit, you must select a Payout Start Date that is on or after the tenth Contract Anniversary, but before the Annuitant's age 90. If the Enhanced Income Benefit is greater than the Contract Value

                            31     PROSPECTUS
on the Payout Start Date, you may apply the Enhanced Income Benefit to an Income Plan that provides for payments guaranteed for either a single or joint lives with a period certain of (a) at least 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date; or (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date. If you wish to select a different Income Plan, you will lose the benefit of the rider and you must apply the Contract Value, not the Enhanced Income Benefit, to that Income Plan.

BENEFICIARY
You name the Beneficiary. You may name a Beneficiary in the application. You may change the Beneficiary or add additional Beneficiaries at any time before the Payout Start Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we receive them, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary. Accordingly, if you wish to change your Beneficiary, you should deliver your instructions to us promptly.

If you did not name a beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

- your spouse if he or she is still alive; or, if he or she is no longer alive,

- your surviving children equally; or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the death benefit among the surviving Beneficiaries.

Different rules may apply to Contracts issued in connection with qualified plans.

                            32     PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

IN GENERAL
You may withdraw all or part of your Contract Value at any time before the Payout Start Date. We may impose a withdrawal charge, which is deducted from remaining Contract Value, so that the actual reduction in Contract Value as a result of a withdrawal will be greater than the withdrawal amount you requested and we paid.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, then we may treat it as a request for a withdrawal of your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain qualified plans. Withdrawals also may be subject to a 10% penalty tax.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from your Personal Financial Representative, or from us at the address and phone number on the first page of this prospectus. We will not honor your request unless the required form includes your Tax I.D. Number (Social Security Number) and provides instructions regarding withholding of income taxes.

PARTIAL WITHDRAWALS
You may withdraw part of your Contract Value from the Variable Sub-Accounts and the Standard Fixed Account Option. If we do not receive allocation instructions from you, we will deduct the partial withdrawal proportionately from the Variable Sub-Accounts and the Standard Fixed Account Option in the same proportions as you are currently invested. If you have Contract Value in the Standard Fixed Account Option that is allocated entirely to Guarantee Periods of the same length, we will subtract the partial withdrawal first from the most recently created Guarantee Period. You may not make a partial withdrawal from the Standard Fixed Account Option in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Standard Fixed Account Option to the Contract Value immediately before the partial withdrawal.

TOTAL WITHDRAWAL
If you request a total withdrawal, we will pay you the Settlement Value, which equals the Contract Value minus any applicable withdrawal charge and applicable taxes. We also will deduct a contract maintenance charge of $35 (unless waived). We determine the Settlement Value based on the Contract Value next computed after we receive a properly completed request at the P.O. Box address on the first page of this prospectus.

We will usually pay the Settlement Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the variable account or delay payment for withdrawals for more than seven days in the following circumstances:

1. whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2. when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the variable account's investments or determination of Accumulation Unit Values is not reasonably practical; or

3. at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Settlement Value in the fixed account for up to 6 months or a shorter period if required by law. If we delay payment from the fixed account for more than 30 days, we will pay interest as required by applicable law.

The limitations on withdrawals do not affect transfers between certain qualified plans. Additional restrictions and limitations may apply to distributions from any qualified plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from qualified plans.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS
In general, earnings on annuities are taxable as ordinary income upon withdrawal. As described on page 39, a 10% tax penalty is imposed on certain "premature" payments under annuity contracts. The tax penalty applies to any payment received before age 59 1/2, to the extent it is includable in income and is not subject to an exception. The Tax Reform Act of 1986 clarified an exception to this tax penalty. This exception is known as "substantially equal periodic payments."

Generally, under this exception you may take "substantially equal periodic payments" before age 59 1/2 without incurring the tax penalty. These "payments" are withdrawals, as opposed to income payments under the Contract. Accordingly, you may need to pay a withdrawal charge.

To qualify for this exception, the payments must meet the following requirements:

(1) The payments must continue to the later of age 59 1/2 or for five years;

(2) Payments must be established under one of the approved methods detailed by the IRS in IRS Notice 89-25; and

(3) You must have separated from service, if you purchased your Contract under a qualified retirement plan or tax sheltered annuity.

                            33     PROSPECTUS

If you modify the payment stream in any way, except for reason of death or disability, you will lose the exception. Modification includes changing the amount or timing of the payments, or making additional purchase payments. Any subsequent periodic payment will be subject to the penalty tax, unless it qualifies for a different exception. In addition, in the year of the modification, you will be required to pay the penalty tax (plus interest) that you would have been required to pay on the earlier payments if this exception had not applied.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract was issued in connection with a non-qualified plan or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. If you do not complete the withdrawal election section, we will deduct the standard 10% withholding from your payment. You may choose withdrawal payments of a flat dollar amount, or a percentage of purchase payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Variable Sub-Account and fixed account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the fixed account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA PLANS
A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a qualified plan or a non-qualified plan covered by to Title 1 of ERISA. You should seek tax advice regarding this issue.

MINIMUM CONTRACT VALUE
If as a result of withdrawals your Contract Value would be less than $500 and you have not made any purchase payments during the previous three full calendar years, we may terminate your Contract and distribute its Settlement Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with qualified plans.

                            34     PROSPECTUS

EXPENSES
-------------------------------------------------------------------

We assess charges and expenses under the Contract in three ways:

1. as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2. as charges against the assets of the variable account for administrative expenses or for the assumption of mortality and expense risks; and

3. as withdrawal charges (contingent deferred sales charges) subtracted from remaining Contract Value.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Expense Table on pages 11-17, and described more fully in the prospectuses and Statements of Additional Information for the Portfolios.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge from your Contract's value in each Variable Sub-Account during each Valuation Period. The mortality risks arise from our contractual obligations to make income payments after the Payout Start Date for the life of the Annuitant(s); to waive the withdrawal charge upon your death; and to provide the Death Benefit prior to the Payout Start Date. The expense risk is that it may cost us more to administer the Contracts and the Variable Account than we receive from the contract maintenance charge and the administrative expense charge.

We deduct a mortality and expense risk charge equal, on an annual basis, to 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts.

If you select the Enhanced Death Benefit Rider, Allstate will deduct a mortality and expense risk charge equal, on an annual basis, to 1.35% of the average daily net assets you have invested in the Variable Sub-Accounts. If you have selected the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of the average daily net assets you have invested in the Variable Sub-Accounts.

We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of rider, in order to reflect the difference in the mortality and expense risk charges.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge from each Variable Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of your average daily net assets in the Variable Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Variable Account. The administrative expense charge is assessed during both the Accumulation Phase and the Payout Phase.

CONTRACT MAINTENANCE CHARGE
We deduct an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Payout Start Date, we will subtract the annual contract maintenance charge from the Van Kampen LIT Money Market Variable Sub-Account on each Contract Anniversary. If the Van Kampen LIT Money Market Variable Sub-Account has insufficient funds, then we will subtract the contract maintenance charge in equal parts from the other Variable Sub-Accounts in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, excluding the Van Kampen LIT Money Market Variable Sub-Account.

We will waive this charge if you pay more than $50,000 in total purchase payments or if you have allocated all of your Contract Value to the Fixed Account Options on the Contract Anniversary. If you fully withdraw your Contract Value, then we will deduct the full $35 charge as of the date of the full withdrawal, unless your Contract qualifies for a waiver.

After the Payout Start Date, we will subtract this charge in equal parts from each of your income payments. We will waive this charge if on the Payout Start Date your Contract Value is $50,000 or more or if all of your income payments are fixed income payments.

TRANSFER FEE
We currently are waiving the transfer fee. The Contract permits us to charge you up to $10 per transfer for each transfer after the 12th in any Contract Year. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Variable Sub-Account(s) or fixed account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the purchase payment being withdrawn.

                            35     PROSPECTUS

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the payment of a death benefit (unless the Settlement Value is used);

- a free withdrawal amount, as described below;

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We will never waive or eliminate a withdrawal charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

Withdrawals may be subject to tax penalties and income tax. You should consult your own tax counsel or other tax adviser regarding any withdrawals.

As a general rule, the withdrawal charge equals a percentage of purchase payments withdrawn that: (a) we have held for less than seven years; and
(b) are not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the purchase payment being withdrawn, as shown in this chart:

                                      Withdrawal Charge
Payment Year                             Percentage
--------------------------------------------------------
First                                        7%
Second                                       7%
Third                                        6%
Fourth                                       6%
Fifth                                        5%
Sixth                                        4%
Seventh                                      3%
Eighth and later                             0%

We subtract the withdrawal charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the withdrawal charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST Earnings -- the current Contract Value minus all purchase payments that have not previously been withdrawn;

SECOND "Old Purchase Payments" -- purchase payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD                          Any additional amounts available as a "Free
                               Withdrawal", as described below;

FOURTH "New Purchase Payments" -- purchase payments received by us less than seven years before the date of withdrawal.

These payments are deemed to be withdrawn on a first-in, first-out basis.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

FREE WITHDRAWAL

Each Contract Year, you may withdraw the Free Withdrawal Amount without any withdrawal charge.

The free withdrawal amount, in any Contract Year, is equal to the greater of:

(A) earnings that have not previously been withdrawn; or

(B) 15 percent of Purchase Payments.

Any free withdrawal amount that is not withdrawn during a Contract Year may not be carried over to increase the free withdrawal amount available in a subsequent year.

NOTE: Even if you do not owe a withdrawal charge on a particular withdrawal, you may still owe taxes or penalty taxes.

WAIVER OF WITHDRAWAL CHARGES

GENERAL
If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable withdrawal charge. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some qualified plans may not permit you to utilize these benefits. Also, even if you do not need to pay our withdrawal charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

CONFINEMENT WAIVER
We will waive the withdrawal charge on all withdrawals under your Contract if the following conditions are satisfied:

1. Any Contract owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. You (or the Annuitant) must enter the long term care facility or hospital at least 30 days after the issue date;

2. You request the withdrawal no later than 90 days following the end of your (or the Annuitant's) stay at the long

                            36     PROSPECTUS
term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3. A physician must have prescribed the stay and the stay must be medically necessary, as defined in the Contract.

You may not claim this benefit if the physician prescribing your (or the Annuitant's) stay in a long term care facility is the Contract owner or the Annuitant or a member of the Contract owner or the Annuitant's immediate family.

TERMINAL ILLNESS WAIVER
For Contracts issued on or after May 1, 2001, we will waive any applicable withdrawal charge prior to the Payout Start Date, on all withdrawals, if at least 30 days after the Issue Date any Contract owner, or, if the Contract owner is not a living individual, the Annuitant is diagnosed by a Physician as having a Terminal Illness, as defined in the Contract. You may be required to provide adequate proof of the diagnosis to us. For Contracts issued before May 1, 2001, we will waive any withdrawal charge on all withdrawals under your Contract if, at least 30 days after the Issue Date, you or the annuitant are diagnosed with a terminal illness, as defined in the Contract. You may be required to provide adequate proof of the diagnosis to us.

UNEMPLOYMENT WAIVER
We will waive any withdrawal charge on one partial or full withdrawal from your Contract, prior to the Payout Start Date, if you meet the following requirements:

- You (or the Annuitant, if the Contract owner is not a living individual) become unemployed at least one year after the Issue Date;

- You (or the Annuitant, if the Contract owner is not a living individual) receive unemployment compensation for at least 30 days as a result of that unemployment; and

- You (or the Annuitant, if the Contract owner is not a living individual) claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit only once during the Accumulation Phase.

PREMIUM TAXES
We may charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when purchase payments are made; others assess premium taxes when income payments begin. We will deduct any applicable premium taxes upon full withdrawal, death, or when you begin to receive income payments. Premium taxes generally range from 0% to 3.5%.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the variable account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts to which you allocate your Contract Value. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers, administrators, distributors (and/or an affiliate thereof) of the Portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular Portfolios attributable to the Contract along with certain other variable contracts issued or administered by Allstate (or an affiliate). Some advisers, administrators or distributors may pay us more than others.

                            37     PROSPECTUS

TAX MATTERS
-------------------------------------------------------------------

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ONLY FEDERAL INCOME TAX ISSUES ARE ADDRESSED. ALLSTATE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences of your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL
Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

(1) the Contract owner is a natural person;

(2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations; and

(3) Allstate is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS
As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. Any increase in the value of such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS
For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of variable account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the variable account investments may cause an investor to be treated as the owner of the variable account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Variable Sub-Account investments without being treated as owners of the underlying assets of the variable account.

Your rights under this Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of variable account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the variable account. If this occurs, income and gain from the variable account assets would be includible in your gross income. Allstate does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the variable account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS
If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to withdrawal charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-qualified Contract or a qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Non-qualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

                            38     PROSPECTUS

- made on or after the date the individual attains age 59 1/2;

- made to a Beneficiary after the owner's death;

- attributable to the owner being disabled; or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF INCOME PAYMENTS
Generally, the rule for income taxation of income payments received from a nonqualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed income payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of income payments for the term of the Contract. If you elect variable income payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The income payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and income payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS
Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

(1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal; or

(2) if distributed under an Income Plan, the amounts are taxed in the same manner as an income payment. Unlike some other assets, the Beneficiary's cost basis for an annuity is not increased or decreased to the fair market value of the Contract on the date of death. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS
A 10% penalty tax applies to the taxable amount of any premature distribution from a nonqualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

(1) made on or after the date the owner attains age 59 1/2;

(2) made as a result of the owner's death or disability;

(3) made in substantially equal periodic payments over the owner's life or life expectancy;

(4) made under an immediate annuity; or

(5) attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax adviser to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS
All nonqualified deferred annuity contracts issued by Allstate (or its affiliates) to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Tax Code;

- Roth IRAs under Section 408A of the Tax Code;

- Tax sheltered annuities under Section 403(b) of the Tax Code;

- Simplified Employee Pension Plans under Section 408(k) of the Tax Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Tax Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above. In the case of certain qualified plans, the terms of the plans

                            39     PROSPECTUS
may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS
Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under
Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

- attains age 59 1/2;

- separates from service;

- dies;

- becomes disabled; or

- on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING
Allstate is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to another qualified plan or IRA. Eligible rollover distributions generally include all distributions from qualified Contracts, excluding IRAs, with the exception of:

(1) required minimum distributions; or

(2) a series of substantially equal periodic payments made over a period of at least 10 years, or,

(3) over the life (joint lives) of the participant (and beneficiary).

Allstate may be required to withhold federal and state income taxes on any distributions from either non-qualified or qualified Contracts that are not eligible rollover distributions unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION
-------------------------------------------------------------------

YIELDS AND STANDARD TOTAL RETURN
We may advertise the yields and standard average annual total returns for the Variable Sub-Accounts. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Yields and standard total returns include all charges and expenses you would pay under the Contract: the mortality and expense risk charge (1.15% for Contracts with the Standard Death Benefit Rider; 1.35% for Contracts with the Enhanced Death Benefit Rider; and 1.55% for Contracts with the Enhanced Death Benefit and Income Benefit Rider), an administrative expense charge of 0.10%, the annual contract maintenance charge of $35, and applicable withdrawal charges.

The yield of the Van Kampen LIT Money Market Variable Sub-Account refers to the annualized investment income that an investment in the Sub-Account generates over a specified seven-day period. The effective yield of the Van Kampen LIT Money Market Variable Sub-Account is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. The yield of a Variable Sub-Account (except the Van Kampen LIT Money Market Variable Sub-Account) refers to the annualized income that an investment in the Variable Sub-Account generates over a specified thirty-day period.

The average annual total return of a Variable Sub-Account assumes that an investment has been held in the Variable Sub-Account for certain periods of time including the period measured from the date the Variable Sub-Account began operations. We will provide the average annual total return for each Variable Sub-Account that has been in operation for 1, 5, and 10 years, or since inception if for a shorter period. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods, or the period since inception.

The yield and total return calculations are not reduced by any premium taxes. Applying premium taxes will reduce the yield and total return of a Contract.

For additional information regarding yield and total return calculations, please refer to the Statement of Additional Information.

                            40     PROSPECTUS

OTHER PERFORMANCE DATA
We may disclose average annual total return in nonstandard formats and cumulative total return. This means that the data may be presented for different time periods and different dollar amounts.

We may also present historic performance data for the Portfolios since their inception reduced by all fees and charges you would pay under the Contract -- the mortality and expense risk charge (1.15% for Contracts with the Standard Death Benefit Rider; 1.35% for Contracts with the Enhanced Death Benefit Rider; and 1.55% for Contracts with the Enhanced Death and Income Benefit Rider), an administrative expense charge of 0.10%, an annual contract maintenance charge of $35, and applicable withdrawal charges.

Such adjusted performance includes data that precedes the inception dates of the Variable Sub-Accounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each Variable Sub-Account with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service. These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

We may report other information including the effect of tax-deferred compounding on a Variable Sub-Account's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the Portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best Company's, Standard & Poor's Insurance Rating Services' and Moody's rating of Allstate as an insurance company.

ALLSTATE LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT
-------------------------------------------------------------------

ALLSTATE LIFE INSURANCE COMPANY
Allstate is an Illinois stock life insurance company organized in 1957. Allstate is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior), Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
We established the Allstate Financial Advisors Separate Account I in 1999, as a segregated asset account of Allstate. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have registered the variable account with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Allstate.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the variable account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Allstate.

The Variable Account is divided into multiple Variable Sub-Accounts. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. The assets of each Variable Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Variable Sub-Accounts or the Portfolios. Values allocated to the variable account and the amount of variable income payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our

                            41     PROSPECTUS
other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-366-1411 ext.17500 or go to the SEC's Web site at (http:// www.sec.gov). We have reproduced the Table of Contents of the Statement of Additional Information on the last page of this prospectus.

ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Variable Account. Our mailing address is: Allstate Life Insurance Company, Nebraska Service Center, P.O. Box 80469, Lincoln, Nebraska 68501-0469 (overnight mail: Allstate Life Insurance Company, Nebraska Service Center, 2940 S. 84th Street, Lincoln, Nebraska 68506).

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract owner records; Contract owner services; calculation of unit values; maintenance of the Variable Account; and preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ASSET ALLOCATION SERVICES
-------------------------------------------------------------------

Certain third parties offer asset allocation services in connection with the Contracts. In certain situations, we will honor transfer instructions from third party asset allocation services if they comply with our administrative systems, rules and procedures, which we may modify at any time. Please note that fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth herein. We neither recommend nor discourage the use of asset allocation services.

DISTRIBUTION OF CONTRACTS
-------------------------------------------------------------------

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062 serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate. ALFS is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities
Dealers, Inc.

Allstate does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

                            42     PROSPECTUS

LEGAL PROCEEDINGS
-------------------------------------------------------------------

There are no pending legal proceedings affecting the Variable Account. Allstate and its subsidiaries are engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Variable Account.

LEGAL MATTERS
-------------------------------------------------------------------

Foley & Lardner, Washington, D.C., has advised Allstate on certain federal securities law matters. All matters of Illinois law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Illinois law, have been passed upon by Michael J. Velotta, Senior Vice President, Secretary and General Counsel.

REGISTRATION STATEMENT
-------------------------------------------------------------------

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Variable Account, Allstate, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.

                            43     PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
-------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,     1999       2000
--------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $13.962
Accumulation Unit Value, End of Period                        $13.962    $12.284
Number of Units Outstanding, End of Period                     10,875    153,133
--------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.005
Accumulation Unit Value, End of Period                        $10.005     $9.950
Number of Units Outstanding, End of Period                      8,850     25,464
--------------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.377
Accumulation Unit Value, End of Period                        $12.377    $10.444
Number of Units Outstanding, End of Period                      5,473     97,276
--------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $14.851
Accumulation Unit Value, End of Period                        $14.851    $10.794
Number of Units Outstanding, End of Period                      4,301     47,451
--------------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.941
Accumulation Unit Value, End of Period                        $11.941    $10.066
Number of Units Outstanding, End of Period                      4,798     70,257
--------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- -- SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.527
Accumulation Unit Value, End of Period                        $11.527    $10.630
Number of Units Outstanding, End of Period                     13,193     74,398
--------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.415
Accumulation Unit Value, End of Period                        $12.415    $10.915
Number of Units Outstanding, End of Period                     10,589    152,514
--------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.156
Accumulation Unit Value, End of Period                        $10.156     $7.776
Number of Units Outstanding, End of Period                      2,272     23,571
--------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.171
Accumulation Unit Value, End of Period                        $11.171    $10.006
Number of Units Outstanding, End of Period                     10,365    129,330
--------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.065
Accumulation Unit Value, End of Period                        $10.065    $11.056
Number of Units Outstanding, End of Period                      3,082     61,545
--------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $13.019
Accumulation Unit Value, End of Period                        $13.019    $10.401
Number of Units Outstanding, End of Period                     11,627     57,745
--------------------------------------------------------------------------------
MFS BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000     $9.949
Accumulation Unit Value, End of Period                         $9.949    $10.731
Number of Units Outstanding, End of Period                     10,317     30,128
--------------------------------------------------------------------------------
MFS INVESTORS TRUST SUB-ACCOUNT **
Accumulation Unit Value, Beginning of Period                  $10.000    $10.481
Accumulation Unit Value, End of Period                        $10.481    $10.335
Number of Units Outstanding, End of Period                     10,973     57,457

--------------------------------------------------------------------------------
MFS HIGH INCOME SUB-ACCOUNT
For the Years Beginning January 1* and Ending December 31,     1999       2000
Accumulation Unit Value, Beginning of Period                  $10.000    $10.144
Accumulation Unit Value, End of Period                        $10.144     $9.349
Number of Units Outstanding, End of Period                      3,925      9,827
--------------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $15.524
Accumulation Unit Value, End of Period                        $15.524    $15.027
Number of Units Outstanding, End of Period                      5,188     62,642
--------------------------------------------------------------------------------
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.019
Accumulation Unit Value, End of Period                        $10.019    $10.498
Number of Units Outstanding, End of Period                     10,996    237,732
--------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.887
Accumulation Unit Value, End of Period                        $12.887    $12.698
Number of Units Outstanding, End of Period                     13,148    210,571
--------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $14.151
Accumulation Unit Value, End of Period                        $14.151    $14.687
Number of Units Outstanding, End of Period                      3,793    131,048
--------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.062
Accumulation Unit Value, End of Period                        $10.062     $9.566
Number of Units Outstanding, End of Period                        898     67,562
--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP/VA SUB-ACCOUNT***
Accumulation Unit Value, Beginning of Period                  $14.151    $10.062
Accumulation Unit Value, End of Period                        $15.818    $12.757
Number of Units Outstanding, End of Period                      4,350     52,801
--------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000     $9.720
Accumulation Unit Value, End of Period                         $9.720    $12.458
Number of Units Outstanding, End of Period                      6,078     26,579
--------------------------------------------------------------------------------
VAN KAMPEN LIT DOMESTIC INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $15.818    $15.818
Accumulation Unit Value, End of Period                        $15.818    $10.560
Number of Units Outstanding, End of Period                      2,103     22,350
--------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $17.543
Accumulation Unit Value, End of Period                        $17.543    $15.566
Number of Units Outstanding, End of Period                      7,205     96,687
--------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.146
Accumulation Unit Value, End of Period                        $10.146    $10.614
Number of Units Outstanding, End of Period                      7,302     74,007
--------------------------------------------------------------------------------

  *All Variable Sub-Accounts commenced operations on July 20, 1999. The
   Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%.

 **Effective May 1, 2001, the Portfolio's name changed from MFS Growth with
   Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

***Effective May 1, 2001, the Portfolio's name changed from Oppenheimer Small
   Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
(WITH ENHANCED DEATH BENEFIT RIDER)
-------------------------------------------------------------------

For The Years Beginning January 1* and Ending December 31,      1999       2000
---------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $13.951
Accumulation Unit Value, End of Period                        $13.951    $12.250
Number of Units Outstanding, End of Period                        214     16,596
---------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000     $9.997
Accumulation Unit Value, End of Period                         $9.997     $9.922
Number of Units Outstanding, End of Period                          0     10,017
---------------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.367
Accumulation Unit Value, End of Period                        $12.367    $10.415
Number of Units Outstanding, End of Period                        233     24,005
---------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $14.839
Accumulation Unit Value, End of Period                        $14.839    $10.764
Number of Units Outstanding, End of Period                          0     10,197
---------------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.932
Accumulation Unit Value, End of Period                        $11.932    $10.038
Number of Units Outstanding, End of Period                        231     17,969
---------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- -- SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.518
Accumulation Unit Value, End of Period                        $11.518    $10.601
Number of Units Outstanding, End of Period                        238     19,239
---------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.405
Accumulation Unit Value, End of Period                        $12.405    $10.884
Number of Units Outstanding, End of Period                        337     41,992
---------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.148
Accumulation Unit Value, End of Period                        $10.148     $7.754
Number of Units Outstanding, End of Period                        237      4,724
---------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.162
Accumulation Unit Value, End of Period                        $11.162     $9.978
Number of Units Outstanding, End of Period                        354     28,715
---------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.057
Accumulation Unit Value, End of Period                        $10.057    $11.025
Number of Units Outstanding, End of Period                          0     13,898
---------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $13.009
Accumulation Unit Value, End of Period                        $13.009    $10.372
Number of Units Outstanding, End of Period                          0      6,366
---------------------------------------------------------------------------------
MFS BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000     $9.941
Accumulation Unit Value, End of Period                         $9.941    $10.701
Number of Units Outstanding, End of Period                          0      3,245
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
MFS INVESTORS TRUST SUB-ACCOUNT **
For The Years Beginning January 1* and Ending December 31,      1999       2000
Accumulation Unit Value, Beginning of Period                  $10.000    $10.472
Accumulation Unit Value, End of Period                        $10.472    $10.306
Number of Units Outstanding, End of Period                        246      6,043
---------------------------------------------------------------------------------
MFS HIGH INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.135
Accumulation Unit Value, End of Period                        $10.135     $9.323
Number of Units Outstanding, End of Period                        234      1,955
---------------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $15.512
Accumulation Unit Value, End of Period                        $15.512    $14.985
Number of Units Outstanding, End of Period                        115      7,790
---------------------------------------------------------------------------------
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.011
Accumulation Unit Value, End of Period                        $10.011    $10.468
Number of Units Outstanding, End of Period                          0      7,989
---------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.876
Accumulation Unit Value, End of Period                        $12.876    $12.662
Number of Units Outstanding, End of Period                          0     17,126
---------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $14.140
Accumulation Unit Value, End of Period                        $14.140    $14.646
Number of Units Outstanding, End of Period                          0     24,220
---------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.054
Accumulation Unit Value, End of Period                        $10.054     $9.539
Number of Units Outstanding, End of Period                          0      2,080
---------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP/VA SUB-ACCOUNT***
Accumulation Unit Value, Beginning of Period                  $10.000    $15.805
Accumulation Unit Value, End of Period                        $15.805    $12.721
Number of Units Outstanding, End of Period                        107      4,612
---------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000     $9.712
Accumulation Unit Value, End of Period                         $9.712    $12.424
Number of Units Outstanding, End of Period                          0     10,678
---------------------------------------------------------------------------------
VAN KAMPEN LIT DOMESTIC INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.067
Accumulation Unit Value, End of Period                        $10.067    $10.530
Number of Units Outstanding, End of Period                          0      5,869
---------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $17.529
Accumulation Unit Value, End of Period                        $17.529    $15.522
Number of Units Outstanding, End of Period                        189     17,931
---------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.137
Accumulation Unit Value, End of Period                        $10.137    $10.584
Number of Units Outstanding, End of Period                          0      4,092
---------------------------------------------------------------------------------

  *All Variable Sub-Accounts commenced operations on July 20, 1999. The
   Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

 **Effective May 1, 2001, the Portfolio's name changed from MFS Growth with
   Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

***Effective May 1, 2001, the Portfolio's name changed from Oppenheimer Small
   Cap Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS
OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
(WITH ENHANCED DEATH AND INCOME BENEFIT RIDER)
-------------------------------------------------------------------

For The Years Beginning January 1* And Ending December 31,      1999       2000
---------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $13.939
Accumulation Unit Value, End of Period                        $13.939    $12.216
Number of Units Outstanding, End of Period                          0      1,361
---------------------------------------------------------------------------------
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000     $9.989
Accumulation Unit Value, End of Period                         $9.989     $9.894
Number of Units Outstanding, End of Period                          0          0
---------------------------------------------------------------------------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.357
Accumulation Unit Value, End of Period                        $12.357    $10.386
Number of Units Outstanding, End of Period                          0        593
---------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $14.827
Accumulation Unit Value, End of Period                        $14.827    $10.734
Number of Units Outstanding, End of Period                          0      1,786
---------------------------------------------------------------------------------
AIM V.I. VALUE SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.922
Accumulation Unit Value, End of Period                        $11.922    $10.010
Number of Units Outstanding, End of Period                          0      8,360
---------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND-Registered Trademark- -- SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.509
Accumulation Unit Value, End of Period                        $11.509    $10.571
Number of Units Outstanding, End of Period                          0     16,447
---------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.395
Accumulation Unit Value, End of Period                        $12.395    $10.854
Number of Units Outstanding, End of Period                          0      8,287
---------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.139
Accumulation Unit Value, End of Period                        $10.139     $7.732
Number of Units Outstanding, End of Period                          0          0
---------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $11.153
Accumulation Unit Value, End of Period                        $11.153     $9.950
Number of Units Outstanding, End of Period                        474     20,892
---------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.049
Accumulation Unit Value, End of Period                        $10.049    $10.994
Number of Units Outstanding, End of Period                          0        778
---------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.998
Accumulation Unit Value, End of Period                        $12.998    $10.343
Number of Units Outstanding, End of Period                          0      2,184
---------------------------------------------------------------------------------
MFS BOND SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000     $9.933
Accumulation Unit Value, End of Period                         $9.933    $10.671
Number of Units Outstanding, End of Period                          0        338
---------------------------------------------------------------------------------
MFS INVESTORS TRUST SUB-ACCOUNT **
Accumulation Unit Value, Beginning of Period                  $10.000    $10.464
Accumulation Unit Value, End of Period                        $10.464    $10.278
Number of Units Outstanding, End of Period                          0          0
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
MFS HIGH INCOME SUB-ACCOUNT
For The Years Beginning January 1* And Ending December 31,      1999       2000
Accumulation Unit Value, Beginning of Period                  $10.000    $10.127
Accumulation Unit Value, End of Period                        $10.127     $9.297
Number of Units Outstanding, End of Period                          0        437
---------------------------------------------------------------------------------
MFS NEW DISCOVERY SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $15.499
Accumulation Unit Value, End of Period                        $15.499    $14.943
Number of Units Outstanding, End of Period                          0        248
---------------------------------------------------------------------------------
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.003
Accumulation Unit Value, End of Period                        $10.003    $10.439
Number of Units Outstanding, End of Period                          0      6,231
---------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $12.866
Accumulation Unit Value, End of Period                        $12.866    $12.627
Number of Units Outstanding, End of Period                          0      4,293
---------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $14.128
Accumulation Unit Value, End of Period                        $14.128    $14.605
Number of Units Outstanding, End of Period                          0      2,414
---------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.046
Accumulation Unit Value, End of Period                        $10.046     $9.512
Number of Units Outstanding, End of Period                          0          0
---------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP/VA SUB-ACCOUNT***
Accumulation Unit Value, Beginning of Period                  $10.000    $15.793
Accumulation Unit Value, End of Period                        $15.793    $12.685
Number of Units Outstanding, End of Period                          0      2,473
---------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000     $9.704
Accumulation Unit Value, End of Period                         $9.704    $12.389
Number of Units Outstanding, End of Period                          0        965
---------------------------------------------------------------------------------
VAN KAMPEN LIT DOMESTIC INCOME SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.058
Accumulation Unit Value, End of Period                        $10.058    $10.501
Number of Units Outstanding, End of Period                          0      5,047
---------------------------------------------------------------------------------
VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $17.514
Accumulation Unit Value, End of Period                        $17.514    $15.479
Number of Units Outstanding, End of Period                          0      3,966
---------------------------------------------------------------------------------
VAN KAMPEN LIT MONEY MARKET SUB-ACCOUNT
Accumulation Unit Value, Beginning of Period                  $10.000    $10.129
Accumulation Unit Value, End of Period                        $10.129    $10.555
Number of Units Outstanding, End of Period                          0        621
---------------------------------------------------------------------------------

  *All Variable Sub-Accounts commenced operations on July 20, 1999. The
   Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

 **Effective May 1, 2001, the Portfolio's name changed from MFS Growth with
   Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

***Effective May 1, 2001, the Portfolio's name changed from Oppenheimer Small
   Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the variable Sub-Account that invests in that Portfolio.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Income Payments
----------------------------------------------------------------------------
   Initial Monthly Income Payment
----------------------------------------------------------------------------
   Subsequent Monthly Payments
----------------------------------------------------------------------------
   Annuity Unit Value
----------------------------------------------------------------------------
   Illustrative Example of Annuity Unit Value Calculation
----------------------------------------------------------------------------
   Illustrative Example of Variable Income Payments
----------------------------------------------------------------------------
ADDITIONAL FEDERAL INCOME TAX INFORMATION
----------------------------------------------------------------------------
   Introduction
----------------------------------------------------------------------------
   Taxation of Allstate Life Insurance Company
----------------------------------------------------------------------------
   Exceptions to the Non-Natural Owner Rule
----------------------------------------------------------------------------
   IRS Required Distribution at Death Rules
----------------------------------------------------------------------------
   Qualified Plans
----------------------------------------------------------------------------
TYPES OF QUALIFIED PLANS
----------------------------------------------------------------------------
   IRAs
----------------------------------------------------------------------------
----------------------------------------------------------------------------
   Roth IRAs
----------------------------------------------------------------------------
   Simplified Employee Pension Plans
----------------------------------------------------------------------------
   Savings Incentive Match Plans For Employees (SIMPLE Plans)
----------------------------------------------------------------------------
   Tax Sheltered Annuities
----------------------------------------------------------------------------
   Corporate and Self-Employed Pension and Profit Sharing Plans
----------------------------------------------------------------------------
   State and Local Government and Tax-Exempt Organization Deferred
   Compensation Plans
----------------------------------------------------------------------------
VARIABLE ACCOUNT PERFORMANCE
----------------------------------------------------------------------------
   Standardized Total Returns
----------------------------------------------------------------------------
   Non-Standardized Total Returns
----------------------------------------------------------------------------
   Adjusted Historical Total Returns
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

    FLEXIBLE PREMIUM INDIVIDUAL AND GROUP DEFERRED VARIABLE ANNUITY CONTRACTS

                                 Issued through

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                                   Offered by

                         ALLSTATE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above.

You may obtain a copy of the prospectus without charge by calling us at 1-800-366-1411 ext.17500 or writing to us at the following address:

                         Allstate Life Insurance Company
                             Nebraska Service Center

                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469

The date of this Statement of Additional Information and of the related prospectus is: May 1, 2001.

                                TABLE OF CONTENTS

THE CONTRACT ...................................................................
Income Payments.................................................................
Initial Monthly Income Payment..................................................
Subsequent Monthly Payments.....................................................
Annuity Unit Value..............................................................
Illustrative Example of Annuity Unit Value Calculation..........................
Illustrative Example of Variable Income Payments................................
ADDITIONAL FEDERAL INCOME TAX INFORMATION.......................................
Introduction....................................................................
Taxation of Allstate Life Insurance Company.....................................
Exceptions to the Non-Natural Owner Rule........................................
IRS Required Distribution at Death Rules........................................
Qualified Plans.................................................................
TYPES OF QUALIFIED PLANS........................................................
IRAs............................................................................
Roth IRAs.......................................................................
Simplified Employee Pension Plans...............................................
Savings Incentive Match Plans For Employees (SIMPLE Plans)......................
Tax Sheltered Annuities.........................................................
Corporate and Self-Employed Pension and Profit Sharing Plans....................
State and Local Government and Tax-Exempt Organization
Deferred Compensation Plans.....................................................
VARIABLE ACCOUNT PERFORMANCE....................................................
Standardized Total Returns......................................................
Non-Standardized Total Returns..................................................
Adjusted Historical Total Returns ......................................
EXPERTS.........................................................................
FINANCIAL STATEMENTS............................................................

                                  THE CONTRACT

INCOME PAYMENTS
--------------------------------------------------------------------------------

The amount of your income payments will depend on the following factors:

     (a) the amount of your Contract Value on the Valuation Date immediately preceding the payout start date, minus any applicable premium tax charge;

     (b)  the Income Plan you have selected;

     (c)  the payment frequency you have selected;

     (d) the age and, in some cases, the sex of the Annuitant and any joint Annuitant; and

     (e) for variable income payments only, the investment performance after the Payout Start Date of the Variable Sub-Accounts you have selected.

INITIAL MONTHLY INCOME PAYMENT

For both fixed and variable income payments, we determine the amount of your initial income payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date immediately preceding the Payout Start Date. Next, we apply that amount to the Income Plan you have selected. For the fixed portion of your income payments, we will use either the Income Payment Tables in the Contract or our income payment tables in effect at the time of the calculation, whichever table is more favorable to the Annuitant. For income payments on a variable basis, we will use the Income Payment tables in the Contract (which reflect the assumed investment rate of 3.0% which is used in calculating subsequent variable income payments, as described below). The tables show the amount of the periodic payment an Annuitant could receive based on $1,000 of contract value. To determine the initial payment amount, we divide your contract value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's adjusted age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected. The adjusted age is the actual age of the Annuitant on the Payout Start Date reduced by one year for each six full years between January 1, 1983 and the Payout Start Date.

In some states and under certain qualified plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic income payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For fixed income payments, the amount of the second and each subsequent monthly income payment is usually the same as the first monthly payment. However, after the Payout Start Date you will have a limited ability to increase your fixed income payments by making transfers from the Variable Sub-Accounts. After each such transfer, however, your subsequent income payments will remain at the new level until and unless you make an additional transfer to your fixed income payments.

For variable income payments, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Variable Sub-Accounts to which you allocated your contract value after the Payout Start Date. We calculate separately the portion of the monthly income payment attributable to each Variable Sub-Account you have selected as follows. When we calculate your initial income payment, we also will determine the number of annuity units in each Variable Sub-Account to allocate to your Contract for the remainder of the Payout Phase. For each Variable Sub-Account, we divide the portion of the initial income payment attributable to that Variable Sub-Account by the annuity unit value for that Variable Sub-Account on the Valuation Date immediately preceding the Payout Start Date. The number of annuity units so determined for your Contract is fixed for the duration of the Payout Phase. We will determine the amount of each subsequent monthly payment attributable to each Variable Sub-Account by multiplying the number of annuity units allocated to your Contract by the annuity unit value for that Variable Sub-Account as of the Valuation Period immediately preceding the date on which the income payment is due. Since the number of annuity units is fixed, the amount of each subsequent variable income payment will reflect the investment performance of the Variable Sub-Accounts you elected.

ANNUITY UNIT VALUE

We determine the value of an annuity unit independently for each Variable Sub-Account. Initially, the annuity unit value for each Variable Sub-Account was set at $100.00.

The annuity unit value for each Variable Sub-Account will vary depending on how much the actual net investment return of the Variable Sub-Account differs from the assumed investment rate that was used to prepare the income payment tables in the Contract. Those income payment tables are based on a 3.0% per year assumed investment rate. If the actual net investment rate of a Variable Sub-Account exceeds 3.0%, the annuity unit value will increase and variable income payments derived from allocations to that Variable Sub-Account will increase over time. Conversely, if the actual net investment rate (that is, the Portfolio's investment return minus a deduction of variable account charges) is less than 3.0%, the annuity unit value will decrease and the variable income payments will decrease over time. If the net investment rate of a Variable Sub-Account equals 3.0%, the annuity unit value will stay the same, as will the variable income payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

For each Variable Sub-Account, we determine the annuity unit value for any Valuation Period by multiplying the annuity unit value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor that offsets the effect of the assumed net investment rate of 3.0% per year.

The Net Investment Factor measures the net investment performance of a Variable Sub-Account from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an annuity unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Variable Sub-Account for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a) is the total of:

     (1) the net asset value of a Portfolio share held in the Variable Sub-Account determined as of the valuation date at the end of the Valuation Period; plus

     (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the valuation period; plus or minus

     (3) a per share credit or charge for any taxes which we paid or for which we reserved during the valuation period and which we determine to be attributable to the operation of the Variable Sub-Account. As described in the prospectus, currently we do not pay or reserve for Federal income taxes;

(b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the immediately preceding Valuation Period
and

(c) is the annualized mortality and expense risk charge and the annualized administrative expense risk charge divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

The Net Investment Factor may be greater, less than, or equal to one. Therefore the value of an Accumulation Unit may increase, decrease, or remain the same.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Variable Sub-Account's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

Net Investment Factor = ($11.46/$11.44) - 0.000034246 = 1.001714006

The amount subtracted from the ratio of the two net asset values (0.000034246) is the daily equivalent of the annual asset-based expense charges against the Variable Sub-Account of 1.25%. The daily equivalent factor for the 3.0% assumed investment rate is 0.000082192.

In the example given above, if the annuity unit value for the Variable Sub-Account was $10.103523 on Monday, the annuity unit value on Tuesday would have been:

                      $10.103523 x 1.001714006 = $10.120021
                                   ------------
                                   1.000080986

ILLUSTRATIVE EXAMPLE OF VARIABLE INCOME PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his contract value to a single Variable Sub-Account. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Income Plan 1, Life Income with Guaranteed Payments for 120 Months. As of the last Valuation Date immediately preceding the Payout Start Date, P's account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's account value at that date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the annuity unit value for the Variable Sub-Account at that same date is $132.56932, and that the annuity unit value on the Valuation Date immediately prior to the second income payment date is $133.27695.

P's first variable income payment is determined from the income payment tables in P's Contract, using the information assumed above, with an adjustment for age. The tables supply monthly income payments for each $1,000 of applied contract value. Accordingly, P's first variable income payment is determined by multiplying the monthly installment of $4.92 by the result of dividing P's Account Value by $1,000:

             First Payment = $4.92 X ($116,412.31/$1,000) = $572.75

The number of P's annuity units is also determined at this time. It is equal to the amount of the first variable income payment divided by the value of an annuity unit at the Valuation Date immediately prior to annuitization:

             annuity units = $572.75 divided by $132.56932 = 4.32037

P's second  variable  income payment is determined by multiplying  the number of annuity units by the annuity unit value as of the Valuation Date immediately prior to the second payment due date:

                 Second Payment = 4.32037 x $133.27695 = $575.81

P's third and subsequent variable income payments are computed in the same manner.

The amount of the first variable income payment depends on the contract value in the relevant Variable Sub-Account on the Payout Start Date. Thus, it reflects the investment performance of the Variable Sub-Account, minus fees and charges during the accumulation period. The amount of the first variable income payment determines the number of annuity units allocated to P's Contract for the Payout Phase. That number will remain constant throughout the Payout Phase, unless the Contract owner makes a transfer. The amount of the second and subsequent variable income payments depends on changes in the annuity unit value, which will continuously reflect changes in the net investment performance of the Variable Sub-Account during the Payout Phase.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

--------------------------------------------------------------------------------

INTRODUCTION

The following discussion is general and is not intended as tax advice. Allstate makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Variable Account is not an entity separate from Allstate, and its operations form a part of the Company. As a consequence, the Variable Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under current federal tax law, Allstate believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Generally, reserves are amounts that Allstate is legally required to accumulate and maintain in order to meet future obligations under the Contracts. Allstate does not anticipate that it will incur any federal income tax liability attributable to the Variable Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Variable Account, then we may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

Generally, Contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes, unless one of several exceptions applies. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract for the benefit of a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for employees. Other exceptions to the non-natural owner rule are:

     (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain qualified Contracts;

     (3) Contracts purchased by employers upon the termination of certain qualified plans;

     (4) certain Contracts used in connection with structured settlement agreements, and

     (5) Contracts purchased with a single premium when the annuity starting date is no later than a year from date of purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the Payout Phase.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

To qualify as an annuity contract for federal income tax purposes, a nonqualified Contract must provide:

     (1) if any owner dies on or after the annuity start date, but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death;

     (2) if any owner dies prior to the annuity start date, the entire interest in the Contract must be distributed within five years after the date of the owner's death.

The five year requirement is satisfied if:

     (1) any portion of the owner's interest which is payable to a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary), and

     (2)  the distributions begin within one year of the owner's death.

If the owner's designated beneficiary is a surviving spouse, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, the Annuitant is treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person is treated as the death of the owner.

QUALIFIED PLANS

--------------------------------------------------------------------------------

This Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Allstate reserves the right to limit the availability of the Contract for use with any of the qualified plans listed below. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan. Qualified plan participants, and owners, annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the qualified plan regardless of the terms of the contract.

TYPES OF QUALIFIED PLANS

IRAS

Section 408 of the Code permits eligible individuals to contribute to an individual retirement plan known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be

"rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a Death Benefit that equals the greater of the premiums paid or the Contract Value. The Contract provides a Death Benefit that in certain situations, may exceed the greater of the payments or the Contract Value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

ROTH IRAS

Section 408A of the Tax Code permits eligible individuals to make nondeductible contributions to an individual retirement plan known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempt from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Tax Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the contract in connection with such plans should seek competent advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase Contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after:

     -    the date the employee attains age 59 1/2,

     -    separates from service,

     -    dies,

     -    becomes disabled, or

     - on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Tax Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current income taxes. The employees must be participants in an eligible deferred compensation plan. Employees with Contracts under the plan are considered general creditors of the employer. The employer, as owner of the Contract, has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject only to the claims of the employer's general creditors, until such time as the assets become available to the employee or a beneficiary.

VARIABLE ACCOUNT PERFORMANCE

--------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. The performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                                          n
                               1000(1 + T)  = ERV

where:

         T        =        average annual total return

         ERV      =        ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =        number of years in the period

         1000     =        hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed Contract size of $20,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The Variable Sub-Accounts commenced operations on July 20, 1999. The table below sets out the standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000.

                   Standardized Total Returns Since Inception
                             As of December 31, 2000


                         Average Annual Total Return(1)



Variable Sub-account                           With Standard Death Benefit                     With Enhanced Death Benefit
--------------------                           ---------------------------                     ---------------------------
                                                 1 Year         Since Inception                  1 Year          Since Inception
                                                 -------        ----------------                 -------         ---------------
AIM V.I. Capital Appreciation                    -18.14%             16.58%                      -18.32%              16.23%
AIM V.I. Diversified Income                       -6.68%             -6.80%                       -6.88%              -7.08%
AIM V.I. Growth and Income                       -21.74%             -1.83%                      -21.91%              -2.12%
AIM V.I. International Equity                    -33.44%              1.67%                      -33.59%               1.37%
AIM V.I. Value                                   -21.83%             -5.62%                      -22.00%              -5.90%
Fidelity VIP Contrafund                          -13.91%              0.01%                      -14.09%              -0.28%
Fidelity VIP Growth                              -18.21%              2.88%                      -18.39%               2.57%
Fidelity VIP High Income                         -29.56%            -28.51%                      -29.71%             -28.73%
Fidelity VIP Index 500                           -16.55%             -6.22%                      -16.73%              -6.50%
Fidelity VIP Investment Grade Bond                 3.72%              4.25%                        3.50%               3.94%
Fidelity VIP Overseas                            -26.24%             -2.27%                      -26.40%              -2.56%
MFS Bond                                           1.73%              1.01%                        1.52%               0.71%
MFS High Income                                  -13.96%            -12.79%                      -14.14%             -13.06%
MFS Investors Trust (2)                           -7.51%             -2.94%                       -7.71%              -3.23%
MFS New Discovery                                 -9.33%             43.97%                       -9.52%              43.55%
Oppenheimer Bond/VA                               -1.34%             -1.32%                       -1.55%              -1.62%
Oppenheimer Capital Appreciation/VA               -7.59%             20.69%                       -7.79%              20.33%
Oppenheimer Global Securities/VA                  -2.34%             40.58%                       -2.55%              40.17%
Oppenheimer High Income/VA                       -11.06%            -10.64%                      -11.25%             -10.90%
Oppenheimer Main Street Small Cap
 Growth/VA (3)                                   -25.48%             21.28%                      -25.64%              20.92%
Van Kampen LIT Comstock                           22.05%             18.42%                       21.80%              18.07%
Van Kampen LIT Domestic Income                    -1.31%             -0.71%                       -1.52%              -1.00%
Van Kampen LIT Emerging Growth                   -17.39%             49.39%                      -17.57%              48.96%
Van Kampen LIT Money Market                       -1.51%             -0.16%                       -1.72%              -0.46%



(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(2) Effective May 1, 2001, the Portfolio's name changed from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio. Performance shown for this Variable Sub-Account reflects the investment policies of the Portfolio prior to the change.


(3) Effective May 1, 2001, the Portfolio's name changed from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's Accumulation Units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge, However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

                                    1/n
         Annualized Return = (1 + r)   - 1

         where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year -by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

The Variable Sub-Accounts commenced operations on July 20, 1999. The table below sets out the non-standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000.

                 Non-Standardized Total Returns Since Inception
                             As of December 31, 2000


                         Average Annual Total Return(1)



Variable Sub-account                              With Standard Death Benefit             With Enhanced Death Benefit
--------------------                              ---------------------------             ---------------------------
                                                  1 Year          Since Inception         1 Year          Since Inception
                                                  ------          ---------------         -------         ---------------
AIM V.I. Capital Appreciation                     -12.01%              22.84%             -12.19%             22.50%
AIM V.I. Diversified Income                        -0.56%              -0.50%              -0.76%             -0.78%
AIM V.I. Growth and Income                        -15.62%               4.44%             -15.78%              4.15%
AIM V.I. International Equity                     -27.32%               7.94%             -27.46%              7.64%
AIM V.I. Value                                    -15.71%               0.66%             -15.87%              0.38%
Fidelity VIP Contrafund                            -7.78%               6.30%              -7.97%              6.01%
Fidelity VIP Growth                               -12.08%               9.15%             -12.26%              8.84%
Fidelity VIP High Income                          -23.44%             -22.24%             -23.59%            -22.46%
Fidelity VIP Index 500                            -10.43%               0.06%             -10.61%             -0.22%
Fidelity VIP Investment Grade Bond                  9.84%              10.56%               9.62%             10.25%
Fidelity VIP Overseas                             -20.11%               4.01%             -20.27%              3.72%
MFS Bond                                            7.86%               7.31%               7.64%              7.01%
MFS High Income                                    -7.83%              -6.51%              -8.02%             -6.77%
MFS Investors Trust (2)                            -1.39%               3.35%              -1.58%              3.06%
MFS New Discovery                                  -3.20%              50.27%              -3.40%             49.85%
Oppenheimer Bond/VA                                 4.78%               4.98%               4.57%              4.68%
Oppenheimer Capital Appreciation/VA                -1.47%              26.98%              -1.66%             26.62%
Oppenheimer Global Securities/VA                    3.79%              46.87%               3.58%             46.46%
Oppenheimer High Income/VA                         -4.93%              -4.34%              -5.12%             -4.61%
Oppenheimer Main Street Small Cap Growth/VA (3)   -19.35%              27.57%             -19.52%             27.21%
Van Kampen LIT Comstock                            28.18%              24.58%              27.92%             24.24%
Van Kampen LIT Domestic Income                      4.81%               5.60%               4.60%              5.30%
Van Kampen LIT Emerging Growth                    -11.27%              55.66%             -11.45%             55.22%
Van Kampen LIT Money Market                         4.62%               6.14%               4.41%              5.84%


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(2) Effective May 1, 2001, the Portfolio's name changed from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio. Performance shown for this Variable Sub-Account reflects the investment policies of the Portfolio prior to the change.


(3) Effective May 1, 2001, the Portfolio's name changed from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in the Portfolio.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below.

            Adjusted Historical Total Returns as of December 31, 2000


                         Average Annual Total Return(1)


                           With Standard Death Benefit
                 (Total Variable Account Annual Expenses: 1.25%)



                                                                         10 Year or
                                                                        Since Inception

                                                                     With Standard Death Benefit
                                                                     ---------------------------
Variable Sub-account                           Inception Date        1 Year               5 Year       10 Year or Since Inception
--------------------                           --------------        -------              -------      --------------------------
AIM V.I. Capital Appreciation                      5/5/93            -18.14%              13.38%                 15.79%
AIM V.I. Diversified Income                        5/5/93             -6.69%               2.04%                  3.76%
AIM V.I. Growth and Income                         5/2/94            -21.74%              15.11%                 15.96%
AIM V.I. International Equity                      5/5/93            -33.44%               8.97%                 10.10%
AIM V.I. Value                                     5/5/93            -21.83%              13.80%                 15.75%
Fidelity VIP Contrafund                            1/3/95            -13.91%              15.75%                 19.45%
Fidelity VIP Growth                                10/9/86           -18.21%              17.25%                 18.46%
Fidelity VIP High Income                           9/19/85           -29.56%              -0.85%                  8.37%
Fidelity VIP Index 500                             8/27/92           -16.56%              13.39%                 13.50%
Fidelity VIP Investment Grade Bond                 12/5/88             3.71%               3.98%                  6.27%
Fidelity VIP Overseas                              1/28/87           -26.24%               8.05%                  7.66%
MFS Bond                                          10/24/95             1.73%               2.43%                  3.17%
MFS High Income                                    7/26/95           -13.96%               1.15%                  2.21%
MFS Investors Trust (2)                            10/9/95            -7.51%              13.82%                 14.71%
MFS New Discovery                                  4/29/98            -9.33%                N/A                  19.47%
Oppenheimer Bond/VA                                4/3/85             -1.35%               2.82%                  6.09%
Oppenheimer Capital Appreciation/VA                4/3/85             -7.60%              20.64%                 17.84%
Oppenheimer Global Securities/VA                  11/12/90            -2.34%              20.02%                 14.07%
Oppenheimer High Income/VA                         4/30/86           -11.06%               3.24%                 10.17%
Oppenheimer Main Street Small Cap Growth/VA (3)    5/1/98            -25.48%                N/A                   2.04%
Van Kampen LIT Comstock                            4/30/99            22.05%                N/A                  -4.65%
Van Kampen LIT Domestic Income                     11/4/87            -1.31%               2.78%                  1.30%
Van Kampen LIT Emerging Growth                     7/3/95            -17.40%                N/A                  27.68%
Van Kampen LIT Money Market                        4/7/86             -1.65%               2.78%                  3.12%

                        With Enhanced Death Benefit Rider
                 (Total Variable Account Annual Expenses: 1.45%)



                                                                     With Enhanced Death Benefit
                                                                     ---------------------------
Variable Sub-account                             Inception Date      1 Year               5 Year       10 Year or Since Inception
--------------------                             --------------      ------               ------       --------------------------
AIM V.I. Capital Appreciation                        5/5/93         -18.32%               13.14%                 15.56%
AIM V.I. Diversified Income                          5/5/93          -6.89%                1.82%                  3.54%
AIM V.I. Growth and Income                           5/2/94         -21.91%               14.87%                 15.73%
AIM V.I. International Equity                        5/5/93         -33.59%                7.88%                  9.32%
AIM V.I. Value                                       5/5/93         -22.00%               13.57%                 15.52%
Fidelity VIP Contrafund                              1/3/95         -14.10%               15.51%                 19.20%
Fidelity VIP Growth                                 10/9/86        -18.39%               17.00%                 18.22%
Fidelity VIP High Income                             9/19/85        -29.72%               -1.06%                  8.15%
Fidelity VIP Index 500                               8/27/92        -16.74%               13.16%                 13.26%
Fidelity VIP Investment Grade Bond                   12/5/88         3.49%                 3.76%                  6.05%
Fidelity VIP Overseas                                1/28/87        -26.40%                7.82%                  7.44%
MFS Bond                                            10/24/95         1.51%                 2.28%                  3.01%
MFS High Income                                      7/26/95        -14.15%                0.93%                  1.99%
MFS Investors Trust (2)                              10/9/95         -7.71%               13.59%                 14.47%
MFS New Discovery                                    4/29/98         -9.53%                 N/A                  19.22%
Oppenheimer Bond/VA                                  4/3/85          -1.56%                2.60%                  5.87%
Oppenheimer Capital Appreciation/VA                  4/3/85          -7.79%               20.39%                 17.60%
Oppenheimer Global Securities/VA                    11/12/90         -2.55%               19.84%                 13.87%
Oppenheimer High Income/VA                           4/30/86        -11.25%                3.02%                  9.95%
Oppenheimer Main Street Small Cap Growth/VA (3)      5/1/98         -25.64%                 N/A                   1.83%
Van Kampen LIT Comstock                              4/30/99         21.79%                 N/A                  -4.68%
Van Kampen LIT Domestic Income                      11/4/87          -1.53%                2.57%                  1.10%
Van Kampen LIT Emerging Growth                       7/3/95         -17.58%                 N/A                  27.42%
Van Kampen LIT Money Market                          4/7/86          -1.86%                2.57%                  2.91%


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(2) Effective May 1, 2001, the Portfolio's name changed from MFS Growth with Income Series to MFS Investors Trust Series to reflect changes in its investment policies. Performance shown for this Variable Sub-Account reflects the investment policies of the Portfolio prior to the change.


(3) Effective May 1, 2001, the Portfolio's name changed from Oppenheimer Small Cap Growth Fund/VA to Oppenheimer Main Street Small Cap Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


EXPERTS

-------------------------------------------------------------------------------

The consolidated financial statements of Allstate as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of Allstate as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY:

We have audited the accompanying Consolidated Statements of Financial
Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Consolidated Statements of Operations and Comprehensive
Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule 1 - Summary of Investments other than Investments in Related Parties, Schedule IV - Reinsurance, and Schedule V - Valuation Allowance and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule 1 - Summary of Investments other than Investments in Related Parties, Schedule IV - Reinsurance, and Schedule V - Valuation Allowance and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP
Chicago, Illinois
February 23, 2001

             ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   CONSOLIDATED STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME


                                                                                             YEAR ENDED DECEMBER 31,
                                                                              -----------------------------------------------------
                                                                                 2000                1999                 1998
                                                                              ------------       -------------         ------------
 ($ IN MILLIONS)

REVENUES
Premiums (net of reinsurance ceded of $302, $241 and $178)                    $     1,069        $        838          $       889
Contract charges                                                                      798                 723                  630
Net investment income                                                               2,589               2,239                2,113
Realized capital gains and losses                                                     (26)                192                  322
                                                                              ------------       -------------         ------------
                                                                                    4,430               3,992                3,954
                                                                              ------------       -------------         ------------


COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $243, $161 and $52)             1,439               1,251                1,225
Interest credited to contractholders' funds                                         1,519               1,260                1,190
Amortization of deferred policy acquisition costs                                     418                 367                  377
Operating costs and expenses                                                          343                 344                  324
                                                                              ------------       -------------         ------------
                                                                                    3,719               3,222                3,116
                                                                              ------------       -------------         ------------


INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                      711                 770                  838

Income tax expense                                                                    241                 266                  297
                                                                              ------------       -------------         ------------

NET INCOME                                                                    $       470        $        504          $       541
                                                                              ============       =============         ============

OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Changes in:
  Unrealized net capital gains and losses                                             351                (646)                  69
  Unrealized foreign currency translation adjustments                                  (2)                 1                    (1)
                                                                              ------------       -------------         ------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX                                          349                (645)                  68
                                                                              ------------       -------------         ------------
COMPREHENSIVE INCOME (LOSS)                                                   $       819        $       (141)         $       609
                                                                              ============       =============         ============





                   See notes to consolidated financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF FINANCIAL POSITION




                                                                                            DECEMBER 31,
                                                                            -----------------------------------------------
 ($ IN MILLIONS EXCEPT PAR VALUE)                                                  2000                       1999
                                                                            --------------------      ---------------------

ASSETS
Investments
        Fixed income securities, at fair value
          (amortized cost $31,052 and $26,958)                              $            32,281       $            $ 27,136
        Mortgage loans                                                                    4,351                       3,788
        Equity securities, at fair value (cost $425 and $405)                               473                         614
        Short-term                                                                          836                         710
        Policy loans                                                                        644                         606
        Other                                                                                35                          25
                                                                            --------------------      ---------------------
        Total investments                                                                38,620                      32,879

Cash                                                                                         58                          68
Deferred policy acquisition costs                                                         2,926                       2,675
Reinsurance recoverables                                                                    572                         434
Accrued investment income                                                                   494                         388
Other assets                                                                                181                         146
Separate Accounts                                                                        15,298                      13,857
                                                                            --------------------      ---------------------
              TOTAL ASSETS                                                  $            58,149       $            $ 50,447
                                                                            ====================      =====================


LIABILITIES
Contractholder funds                                                        $            27,676       $            $ 23,995
Reserve for life-contingent contract benefits                                             8,000                       7,148
Unearned premiums                                                                             6                          18
Payable to affiliates, net                                                                   52                          52
Other liabilities and accrued expenses                                                    1,487                         825
Deferred income taxes                                                                       505                         187
Separate Accounts                                                                        15,298                      13,857
                                                                            --------------------      ---------------------
              TOTAL LIABILITIES                                                          53,024                      46,082
                                                                            --------------------      ---------------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, 920,210 and 663,650 shares issued and
        outstanding                                                                          92                         66
Redeemable preferred stock - series B, $100 par value, 1,500,000
        shares authorized, 1,170,000 shares issued and outstanding                          117                        117
Common stock, $227 par value, 23,800 shares authorized, issued
        and outstanding                                                                       5                          5
Additional capital paid-in                                                                  600                        600
Retained income                                                                           3,752                      3,367
Accumulated other comprehensive income:
        Unrealized net capital gains                                                        560                        209
        Unrealized foreign currency translation adjustments                                  (1)                         1
                                                                            --------------------      ---------------------
              TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME                                  559                        210
                                                                            --------------------      ---------------------
              TOTAL SHAREHOLDER'S EQUITY                                                  5,125                      4,365
                                                                            --------------------      ---------------------
              TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                    $            58,149       $           $ 50,447
                                                                            ====================      =====================




                  See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY


                                                                                             DECEMBER 31,
                                                                           -----------------------------------------------------
($ IN MILLIONS)                                                                 2000               1999              1998
                                                                           ----------------   ----------------  ----------------

REDEEMABLE PREFERRED STOCK - SERIES A
     Balance, beginning of year                                            $            66    $            58   $            45
     Issuance of shares                                                                 26                  8                13
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                               92                 66                58
                                                                           ----------------   ----------------  ----------------

REDEEMABLE PREFERRED STOCK - SERIES B
     Balance, beginning of year                                                        117                117               117
     Issuance of shares                                                                  -                  -                 -
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                              117                117               117
                                                                           ----------------   ----------------  ----------------

COMMON STOCK
     Balance, beginning of year                                                          5                  5                 4
     Issuance of shares                                                                  -                  -                 -
     Adjustment to par value                                                             -                  -                 1
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                                5                  5                 5
                                                                           ----------------   ----------------  ----------------

ADDITIONAL CAPITAL PAID-IN
     Balance, beginning of year                                                        600                600               601
     Adjustment to par value                                                             -                  -                (1)
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                              600                600               600
                                                                           ----------------   ----------------  ----------------

RETAINED INCOME
     Balance, beginning of year                                                      3,367              2,963             2,530
     Net income                                                                        470                504               541
     Dividends                                                                         (85)              (100)             (108)
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                            3,752              3,367             2,963
                                                                           ----------------   ----------------  ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
     Balance, beginning of year                                                        210                855               787
     Change in unrealized net capital gains and losses                                 351               (646)               69
     Change in unrealized foreign currency translation adjustments                      (2)                1                 (1)
                                                                           ----------------   ----------------  ----------------
     Balance, end of year                                                              559                210               855
                                                                           ----------------   ----------------  ----------------

          Total shareholder's equity                                       $         5,125    $         4,365   $         4,598
                                                                           ================   ================  ================



                     See notes to consolidated financial statements.

            ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                                                  YEAR ENDED
                                                                                                 DECEMBER 31,
                                                                             ------------------------------------------------------
($ IN MILLIONS)                                                                    2000               1999                1998
                                                                             ----------------   ----------------    ---------------

CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                $           470    $           504     $          541
   Adjustments to reconcile net income to
      net cash provided by operating activities:
       Amortization and other non-cash items                                            (232)              (147)              (122)
       Realized capital gains and losses                                                  26               (192)              (322)
       Interest credited to contractholder funds                                       1,438              1,251              1,190
       Changes in:
        Policy benefit and other insurance reserves                                       91                (49)               (21)
        Unearned premiums                                                                (12)               (30)               (17)
        Deferred policy acquisition costs                                               (349)              (261)              (248)
        Reinsurance recoverables                                                        (138)               (41)               (35)
        Income taxes payable                                                             128                 58                 37
        Other operating assets and liabilities                                          (123)               (48)               129
                                                                             ----------------   ----------------    ---------------
                 Net cash provided by operating activities                             1,299              1,045              1,132
                                                                             ----------------   ----------------    ---------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from sales
      Fixed income securities                                                          6,923              4,680              2,310
      Equity securities                                                                  985                992                703
      Real estate                                                                          -                  -                309
   Investment collections
      Fixed income securities                                                          2,041              2,907              2,952
      Mortgage loans                                                                     390                392                424
   Investment purchases
      Fixed income securities                                                        (12,319)           (10,071)            (5,966)
      Equity securities                                                                 (894)              (862)              (494)
      Real estate                                                                          -                  -                (53)
      Mortgage loans                                                                    (938)              (908)              (780)
   Change in short-term investments, net                                                 281                  4               (341)
   Change in other investments, net                                                      (46)               (36)               (74)
                                                                             ----------------   ----------------    ---------------
         Net cash used in investing activities                                        (3,577)            (2,902)            (1,010)
                                                                             ----------------   ----------------    ---------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from issuance of redeemable preferred stock                                   26                  8                 13
   Contractholder fund deposits                                                        7,875              5,594              3,275
   Contractholder fund withdrawals                                                    (5,548)            (3,684)            (3,306)
   Dividends paid                                                                        (85)              (100)              (108)
                                                                             ----------------   ----------------    ---------------
         Net cash provided by (used in) financing activities                           2,268              1,818               (126)
                                                                             ----------------   ----------------    ---------------

NET DECREASE IN CASH                                                                     (10)               (39)                (4)
CASH AT BEGINNING OF YEAR                                                                 68                107                111
                                                                             ----------------   ----------------    ---------------
CASH AT END OF YEAR                                                          $            58    $            68     $          107
                                                                             ================   ================    ===============


                  See notes to consolidated financial statements.

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     On May 31, 2000, the Company paid a dividend of all the common shares of Allstate Insurance Company of Canada ("AICC") stock to AIC. Prior to the dividend, AICC had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AICC.

NATURE OF OPERATIONS

     The Company markets primarily life insurance, investment, group pension and retirement products. Life insurance products consist of traditional products, including term and whole life, interest-sensitive life, immediate annuities with life contingencies, variable life, indexed life, credit and accident and health insurance. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Group pension and retirement products include contracts with fixed or indexed rates and fixed terms, such as guaranteed investment contracts, funding agreements and deferred and immediate annuities, or retirement annuities. In 2000, annuity premiums and deposits represented approximately 82% of the Company's total statutory premiums and deposits. Statutory premiums and deposits are determined in accordance with accounting principles prescribed or permitted by the insurance department of the applicable domiciliary state and include premiums and deposits for all products.

     The Company monitors economic and regulatory developments which have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all 50 states, the District of Columbia and Puerto Rico. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for statutory premiums and deposits earned by the Company were California, Nebraska, Massachusetts, Illinois, Pennsylvania, North Carolina, and Ohio for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company. The Company distributes its products using Allstate agents, which include life specialists and Personal Financial Representatives, as well as banks, independent agents, securities firms and through direct response methods. Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between the amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in Realized capital gains and losses.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Equity securities include common and non-redeemable preferred stocks, real estate investment trusts and limited partnership interests. Common and non-redeemable preferred stocks are carried at fair value with the difference between cost and fair value of equity securities, less deferred income taxes, reflected as a component of Shareholder's equity. Investments in limited partnership interests in which the Company does not have a controlling interest, are accounted for in accordance with the equity method of accounting.

     Short-term investments are carried at cost or amortized cost, which approximates fair value, and includes collateral received in connection with certain securities lending activities.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest, dividends, and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, forwards, and options, including caps and floors. When derivatives meet specific criteria they may be designated as accounting hedges and accounted for on either a fair value, deferral, or accrual basis, depending upon the nature of the hedge strategy, the method used to account for the hedged item and the derivative used. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis.

     If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished or the occurrence of a hedged anticipatory transaction is no longer probable), the Company may terminate the derivative position. Gains and losses on ineffective hedges are reported in realized capital gains and losses in the period they occur. The Company may also terminate derivatives as a result of other events or circumstances. Gains and losses on these terminations are deferred and amortized over the remaining life of either the hedge or the hedged item, whichever is shorter.

     FAIR VALUE ACCOUNTING Under fair value accounting, realized and unrealized gains and losses on derivatives are recognized in either earnings or shareholder's equity when they occur.

     The Company accounts for certain of its interest rate swaps, equity-indexed options, equity-indexed futures, and foreign currency swaps and forwards as hedges on a fair value basis when specific criteria are met. For swaps or options, the derivative must reduce the primary market risk exposure (e.g., interest rate risk, equity price risk or foreign currency risk) of the hedged item in conjunction with the specific hedge strategy; be designated as a hedge at the inception of the transaction; and have a notional amount and term that does not exceed the carrying value and expected maturity, respectively, of the hedged item. In addition, options must have a reference index (e.g., S&P 500) that is the same as, or highly correlated with, the reference index of the hedged item. For futures or forward contracts, the derivative must reduce the primary market risk exposure on an enterprise or transaction basis in conjunction with the hedge strategy; be designated as a hedge at the inception of the transaction; and be highly correlated with the fair value of, or interest income or expense associated with, the hedged item at inception and throughout the hedge period.

         For such interest rate swaps, equity-indexed options, foreign currency swaps, and forwards, changes in fair value are reported net of tax in shareholder's equity, exclusive of interest accruals. Changes in fair value of certain equity-indexed options are reflected as an adjustment of the hedged item. Accrued interest receivable and payable on swaps are reported in net investment income. Premiums paid for certain equity-indexed options are reported as equity securities and amortized to net investment income over the lives of the agreements.

     The Company also has certain derivatives which are used for risk management purposes for which hedge accounting is not applied and are therefore accounted for on a fair value basis. These derivatives primarily consist of indexed instruments and certain interest rate futures. Based upon certain interest rate or equity price risk reduction strategies, gains and losses on these derivatives are recognized in Net investment income, Realized gains or losses or Interest credited to contractholders' funds during the period on a current basis.

     DEFERRAL ACCOUNTING Under deferral accounting, gains and losses on derivatives are deferred and recognized in earnings in conjunction with earnings on the hedged item. The Company accounts for interest rate futures and certain foreign currency forwards as hedges using deferral accounting for anticipatory investment purchases and sales when the criteria for futures and forwards (discussed above) are met. In addition, anticipated transactions must be probable of occurrence and their significant terms and characteristics identified.

     Changes in fair values of these derivatives are initially deferred and reported as other liabilities and accrued expenses. Once the anticipated transaction occurs, the deferred gains or losses are considered part of the cost basis of the asset and reported net of tax in shareholder's equity or recognized as a gain or loss from disposition of the asset, as appropriate. The Company reports initial margin deposits on futures in short-term investments. Fees and commissions paid on these derivatives are also deferred as an adjustment to the carrying value of the hedged item.

     ACCRUAL ACCOUNTING Under accrual accounting, interest income or expense related to the derivative is accrued and recorded as an adjustment to the interest income or expense on the hedged item. The Company accounts for certain interest rate swaps, caps and floors, and certain foreign currency swaps as hedges on an accrual basis when the criteria for swaps or options (discussed above) are met.

     Premiums paid for interest rate caps and floors are reported as investments and amortized to net investment income over the lives of the agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS, AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

     Immediate annuities with life contingencies and single premium life insurance products are limited payment contracts, as these contracts provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities, immediate annuities without life contingencies, certain guaranteed investment contracts and funding agreements are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contract balance. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

     Crediting rates for fixed rate annuities and interest sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Investment contracts also include variable annuity, variable life and certain guaranteed investment contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

DEFERRED POLICY ACQUISITION COSTS

     Certain costs which vary with and are primarily related to acquiring life and investment business, principally agents' and brokers' remuneration, premium taxes, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

     For traditional life insurance and limited payment contracts, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred acquisition costs and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the present value of estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of policy issue and comprise estimated investment, mortality, expense margins and surrender charges. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs.

     The present value of future profits inherent in acquired blocks of insurance is classified as a component of deferred policy acquisition costs. The present value of future profits is amortized over the life of the blocks of insurance using current crediting rates.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred acquisition costs are recorded net of tax as a reduction of the unrealized capital gains or losses included in shareholder's equity.

REINSURANCE RECOVERABLE

      In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (see Note 8). The amounts reported in the consolidated statements of financial position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities, including life contingent policy reserves, are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on equity securities and fixed income securities carried at fair value.

SEPARATE ACCOUNTS

     The Company issues deferred variable annuities, variable life contracts and certain guaranteed investment contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claim to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense risk charges.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities, interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, group retirement annuities and immediate annuities with life contingencies is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in shareholder's equity.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to extend mortgage loans and credit guarantees have only off-balance-sheet risk because their contractual amounts are not recorded in the Company's consolidated statements of financial position. The contractual amounts and fair values of these instruments are outlined in Note 5.

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In June, 1999, the Financial Accounting Standards Board ("FASB") delayed the effective date of Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 replaces existing pronouncements and practices with a single, integrated accounting framework for derivatives and hedging activities. The delay in implementation was effected through the issuance of SFAS 137, which extends the SFAS No. 133 requirements to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, which amends the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. As required, the Company has prospectively adopted the provisions of SFAS No. 133 and SFAS No. 138 ("statements") as of January 1, 2001. The cumulative impact of adoption is not material to either the financial position or results of operations of the Company.

     Upon adoption, assets and liabilities pertaining to derivatives (some previously off-balance sheet), embedded derivatives and hedged risks are carried at fair value. In connection with adopting the statements, all hedging relationships were designated anew. The Company's economic hedging strategies did not change as a result of adopting the statements; however, the accounting for most other strategies did change. The fair value of the derivative and the hedged risk in economic hedging strategies which qualify for hedge accounting will be matched together in Net income. For derivatives in economic hedging strategies which do not qualify as accounting hedges, the current settlement portion of the derivative will be classified in Net Income together with the risk being economically hedged while the change in value of the final settlement portion of the derivative will be classified as a component of Realized capital gains and losses.

     Hedge ineffectiveness from open accounting hedges will be reported in Realized capital gains and losses. Additionally, the market value changes of embedded derivatives reported separately will be classified in Realized capital gains and losses, provided the item is not economically hedged. Separation of the convertible feature from fixed maturity securities results in a discounted security and a new basis for accretion of discount.


3.       RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

      The Company utilizes services performed and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company were $195 million, $199 million, and $164 million in 2000, 1999 and 1998, respectively. A portion of these expenses relate to the acquisition of business which are deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

      The Company issued $94 million, $61 million and $64 million of structured settlement annuities, a type of immediate annuity, in 2000, 1999 and 1998, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $27 million, $17 million and $23 million relate to structured settlement annuities with life contingencies and are included in premium income for 2000, 1999, and 1998, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

      AIC has issued surety bonds, in return for premiums of $817 thousand, $476 thousand, $469 thousand in 2000, 1999 and 1998, respectively, to guarantee the payment of structured settlement benefits assumed and funded by certain annuity contracts issued by the Company (from both AIC and non-related parties). The Company has entered into a General Indemnity Agreement pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds.

     Reserves recorded by the Company for annuities related to the surety bonds were $4.88 billion and $4.50 billion at December 31, 2000 and 1999, respectively.

BROKER/DEALER AGREEMENT

     Beginning May 1, 2000, ALIC receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, Inc. ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between ALIC and Putnam. ALIC incurred $100 million of commission expenses and other distribution expenses payable to ADLLC during 2000. Other distribution expenses include administrative, legal, financial management and sales support which ALIC provides to ADLLC, for which ALIC earned administration fees of $2 million for the year ended December 31, 2000. Other distribution expenses also include marketing expenses for subsidized interest rates associated with ALIC's dollar cost averaging program, for which ADLLC reimbursed ALIC $6 million for the year ended December 31, 2000.

REINSURANCE TRANSACTIONS

     Effective June 30, 2000, the Company has a coinsurance contract with Columbia Universal Life Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business in force. In addition, effective January 1, 2000, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000. Both agreements are continuous but may be terminated by: either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. Both agreements may be terminated with respect to new business by either party given 90 days notice. Columbia has announced its intention to cease issuing new contracts effective May 31, 2001. During 2000, the Company assumed $10 million in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2000, the Company ceded $228 thousand in Contract Charges to Allstate Re.

     The Company has a contract to reinsure 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. During 2000, the Company assumed $29 million in premiums from AIC.

     The Company enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. The Company enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     At December 31, 2000, $1.94 billion of the Company's investments are held in a trust for the benefit of Northbrook Life Insurance Company, a wholly owned subsidiary, to permit it to meet policyholder obligations under its reinsurance agreement with the Company.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2000 and 1999, respectively.

     The Company has access to two credit facilities maintained by the Corporation as a potential source of funds to manage short-term liquidity. These include a $1.50 billion, five-year revolving line of credit, expiring in 2001 and a $50 million, one-year revolving line of credit expiring in 2001. The ability of the Company to borrow from the five-year line of credit is predicated upon AIC maintaining a specified statutory surplus level and the Corporation's debt to equity ratio (as defined in the agreement) must not exceed a designated level. The Company has not drawn upon either credit facility during 2000 or 1999. In the event the Company draws upon the five-year credit facility, the Corporation guarantees the repayment of principal and interest.

CORPORATION RESTRUCTURING

     In 1999, the Corporation, including the Company, began the implementation of a program to reduce the Corporation's annual expenses by approximately $600 million. The portion of the expense reduction program which relates to the Company is due to the reorganization of the Allstate exclusive agents to a single agency independent contractor program and reduced employee related expenses and professional services as a result of reductions in force and attrition. The Company's allocable share of expenses incurred to implement this program were immaterial to its results of operations.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                    GROSS UNREALIZED
                                               AMORTIZED            ----------------             FAIR
($ IN MILLIONS)                                  COST             GAINS         LOSSES           VALUE
                                              ----------       ----------     ----------       ----------


AT DECEMBER 31, 2000
U.S. government and agencies                  $   2,198        $     574      $      (1)       $   2,771
Municipal                                           910               28             (6)             932
Corporate                                        18,356              751           (446)          18,661
Foreign government                                  256               87              -              343
Mortgage-backed securities                        6,859              206             (8)           7,057
Asset-backed securities                           2,422               62            (21)           2,463
Redeemable preferred stock                           51                3              -               54
                                              ----------       ----------     ----------       ----------
    Total fixed income securities             $  31,052        $   1,711      $    (482)       $  32,281
                                              ==========       ==========     ==========       ==========


AT DECEMBER 31, 1999
U.S. government and agencies                  $   1,957        $     225      $      (9)       $   2,173
Municipal                                           736               10            (15)             731
Corporate                                        15,947              430           (432)          15,945
Foreign government                                  252               15             (2)             265
Mortgage-backed securities                        5,612               86           (110)           5,588
Asset-backed securities                           2,389                6            (24)           2,371
Redeemable preferred stock                           65                -             (2)              63
                                              ----------       ----------     ----------       ----------
    Total fixed income securities             $  26,958        $     772      $    (594)       $  27,136
                                              ==========       ==========     ==========       ==========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2000:


                                                                      AMORTIZED            FAIR
($ IN MILLIONS)                                                         COST              VALUE
                                                                   ---------------     ---------------

Due in one year or less                                            $          908      $          931
Due after one year through five years                                       7,021               7,118
Due after five years through ten years                                      6,810               6,826
Due after ten years                                                         7,032               7,886
                                                                   ---------------     ---------------
                                                                           21,771              22,761
Mortgage- and asset-backed securities                                       9,281               9,520
                                                                   ---------------     ---------------
    Total                                                          $       31,052      $       32,281
                                                                   ===============     ===============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers.


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                               2000             1999             1998
                                                                          -----------      -----------      -----------

Fixed income securities                                                   $    2,245       $    1,924      $     1,838
Mortgage loans                                                                   317              277              252
Equity securities                                                                 19               16               31
Other                                                                             72               66               37
                                                                          -----------      -----------      -----------
    Investment income, before expense                                          2,653            2,283            2,158
    Investment expense                                                            64               44               45
                                                                          -----------      -----------      -----------
    Net investment income                                                 $    2,589       $    2,239       $    2,113
                                                                          ===========      ===========      ===========


REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX
YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                               2000             1999             1998
                                                                          -----------      -----------      -----------

Fixed income securities                                                   $     (132)      $       13       $       89
Equity securities                                                                102               89               53
Other investments                                                                  4               90              180
                                                                          -----------      -----------      -----------
    Realized capital gains and losses                                            (26)             192              322
    Income taxes                                                                  (9)              68              118
                                                                          -----------      -----------      -----------
    Realized capital gains and losses, after-tax                          $      (17)      $      124       $      204
                                                                          ===========      ===========      ===========

     Excluding calls and prepayments, gross gains of $151 million, $119 million and $66 million and gross losses of $228 million, $106 million and $31 million were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively.

UNREALIZED NET CAPITAL GAINS

     Unrealized net capital gains on fixed income and equity securities included in shareholder's equity at December 31, 2000, are as follows:


                                                                                   GROSS UNREALIZED
                                                 COST/                      ------------------------------    UNREALIZED
($ IN MILLIONS)                             AMORTIZED COST    FAIR VALUE         GAINS          LOSSES     NET GAINS
                                            --------------  --------------  --------------  --------------   --------------
Fixed income securities                     $      31,052   $      32,281   $       1,711   $        (482)   $       1,229
Equity securities                                     425             473              84             (36)              48
                                            --------------  --------------  --------------  --------------   --------------
    Total                                   $      31,477   $      32,754   $       1,795   $        (518)           1,277
                                            ==============  ==============  ==============  ==============   ==============
Deferred income taxes, deferred
   policy acquisition costs and other                                                                                 (717)
                                                                                                             --------------
Unrealized net capital gains                                                                                 $         560
                                                                                                             ==============

At December 31, 1999, equity securities had gross unrealized gains of $226 million and gross unrealized losses of $17 million.


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES
YEAR ENDED DECEMBER 31,
($ IN MILLIONS)                                                               2000             1999             1998
                                                                          -----------      -----------      -----------

 Fixed income securities                                                  $    1,051       $   (2,045)      $      317
 Equity securities                                                              (161)             (82)             (38)
                                                                          -----------      -----------      -----------
    Total                                                                        890           (2,127)             279
 Deferred income taxes, deferred policy acquisition
   costs and other                                                              (539)           1,481             (210)
                                                                          -----------      -----------      -----------
 Increase (decrease) in unrealized net capital gains                      $      351       $     (646)      $       69
                                                                          ===========      ===========      ===========

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES

     Pretax provisions for investment losses, principally relating to other than temporary declines in value of fixed income securities and equity securities, and valuation allowances on mortgage loans were $62 million, $14 million and $15 million in 2000, 1999 and 1998, respectively.

    At December 31, 2000, the Company held $181 million in investments issued by various California utilities, of which approximately $68 million was unsecured. At December 31, 2000, none of these investments were in default with respect to principal or interest payments.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The components of impaired loans at December 31 are as follows:


($ IN MILLIONS)                                             2000         1999
                                                           ------       ------
Impaired loans
    With valuation allowances                              $  16        $  16
    Less: valuation allowances                                (2)          (4)
    Without valuation allowances                              13           11
                                                           ------       ------
      Net carrying value of impaired loans                 $  27        $  23
                                                           ======       ======

     The net carrying value of impaired loans at December 31, 2000 and 1999 was comprised of $20 million and $16 million, respectively, measured at the fair value of the collateral, and $7 million and $7 million, respectively, measured at the present value of the loan's expected future cash flows discounted at the loan's effective interest rate. Impaired loans without valuation allowances include collateral dependent loans where the fair value of the collateral is greater than the recorded investment in the loans.

     Interest income is recognized on a cash basis for impaired loans carried at the fair value of the collateral, beginning at the time of impairment. For other impaired loans, interest is accrued based on the net carrying value.
The Company recognized interest income of $1 million, $2 million and $5 million on impaired loans during 2000, 1999 and 1998, respectively, of which $1 million, $2 million and $5 million was received in cash during 2000, 1999 and 1998, respectively. The average balance of impaired loans was $33 million, $37 million and $49 million during 2000, 1999 and 1998, respectively.

     Valuation allowances for mortgage loans at December 31, 2000, 1999 and 1998, were $5 million, $8 million and $10 million, respectively. There were no direct writedowns of mortgage loan gross carrying amounts for the years ended December 31, 2000 and 1999. For the year ended December 31, 1998, the Company released $1 million of mortgage loan valuation allowances for dispositions of impaired mortgage loans. For the years ended December 31, 2000, 1999 and 1998, net reductions to mortgage loan valuation allowances were $3 million, $2 million, $14 million, respectively.

INVESTMENT CONCENTRATION FOR COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31, 2000:

           (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)
                                            2000          1999
                                           ------        ------
California                                   20.2%         20.6%
Illinois                                      7.9           7.9
Florida                                       7.5           7.9
New York                                      6.8           7.4
Pennsylvania                                  5.5           5.1
Texas                                         5.3           5.8
New Jersey                                    5.0           5.7

     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:


(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)
                                                 2000           1999
                                                 ----           ----
Office buildings                                 36.1%          31.3%
Retail                                           23.1           27.0
Apartment complex                                17.5           17.2
Warehouse                                        16.2           16.8
Industrial                                        1.8            2.2
Other                                             5.3            5.5
                                                -----          -----
                                                100.0%         100.0%
                                                =====          =====


      The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2000, for loans that were not in foreclosure are as follows:


                                        NUMBER    CARRYING
($ IN MILLIONS)                        OF LOANS     VALUE     PERCENT
                                       --------   --------    -------
2001                                        48    $   169        3.9%
2002                                        66        299        6.9
2003                                        81        332        7.6
2004                                        51        269        6.2
2005                                        97        514       11.8
Thereafter                                 552      2,768       63.6
                                       --------   --------    -------
     Total                                 895    $ 4,351      100.0%
                                       ========   ========    =======

      In 2000, $228 million of commercial mortgage loans were contractually due. Of these, 52.7% were paid as due, 39.4% were refinanced at prevailing market terms, 4.3% were foreclosed or are in the process of foreclosure, and 3.6% were in the process of refinancing or restructuring discussions.

      At December 31, 2000, the carrying value of investments, excluding equity securities, that were non-income producing during 2000 was $1 million.

      At December 31, 2000, fixed income securities with a carrying value of $67 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including deferred policy acquisition costs and reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                                    2000                  1999
                                                          --------------------     ---------------------
                                                          CARRYING       FAIR       CARRYING        FAIR
                                                            VALUE        VALUE        VALUE        VALUE
                                                            -----        -----        -----        -----
($ IN MILLIONS)
Fixed income securities                                    $32,281       $32,281     $27,136       $27,136
Mortgage loans                                               4,351         4,447       3,788         3,692
Equity securities                                              473           473         614           614
Short-term investments                                         836           836         710           710
Policy loans                                                   644           644         606           606
Separate Accounts                                           15,298        15,298      13,857        13,857


CARRYING VALUE AND FAIR VALUE INCLUDE THE EFFECTS OF DERIVATIVE FINANCIAL INSTRUMENTS WHERE APPLICABLE.

     Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Equity securities are valued based principally on quoted market prices. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value.

     The carrying value of policy loans are deemed to approximate fair value. The Separate Accounts assets are carried in the consolidated statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

    The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                                    2000                  1999
                                                          --------------------     ---------------------
                                                          CARRYING      FAIR       CARRYING        FAIR
                                                            VALUE       VALUE        VALUE        VALUE
                                                          --------    --------     --------     --------
($ IN MILLIONS)
Contractholder funds on investment contracts              $ 22,299    $ 21,236     $ 18,587     $ 17,918
Separate Accounts                                           15,298      15,298       13,857       13,857


     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures, forwards and options, including caps and floors. The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

     The following table summarizes the contract or notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments at December 31, as follows:


                                                             2000                                          1999
                                           -------------------------------------------  -----------------------------------------
                                                                           CARRYING                                  CARRYING
                                           CONTRACT/                        VALUE       CONTRACT/                     VALUE
                                           NOTIONAL    CREDIT     FAIR      ASSETS/     NOTIONAL    CREDIT   FAIR     ASSETS/
($ IN MILLIONS)                              AMOUNT   EXPOSURE   VALUE   (LIABILITIES)   AMOUNT    EXPOSURE  VALUE  (LIABILITIES)
                                           ---------  --------   -----   -------------  --------   --------  -----  -------------

INTEREST RATE CONTRACTS
Interest rate swap agreements
   Pay floating rate, receive fixed rate   $    703   $    16    $ 36    $          9   $   409    $     9   $  7   $          3
   Pay fixed rate, receive floating rate      2,471         -     (83)            (73)    1,170         37     37             19
   Pay floating rate, receive floating
    rate                                         77         -      (1)             (1)       71          -      -              -

Financial futures and forward
   contracts                                    581         -       -               2     2,466          -     (1)             4
Interest rate cap and floor agreements        1,768         2       2               2     1,861          4      4              2
                                           ---------  --------   -----   -------------  --------   --------  -----  -------------
Total interest rate contracts                 5,600        18     (46)            (61)    5,977         50     47             28

EQUITY AND OTHER CONTRACTS
Options, warrants, index swaps and
financial futures                             1,002        17       9               9     1,120        116     99             99


FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                780         3      32               -       535          -     (1)             -
                                           ---------  --------   -----   -------------  --------   --------  -----  -------------
Total derivative financial instruments     $  7,382   $    38    $ (5)   $        (52)  $  7,632   $   166   $145   $         127
                                           =========  ========   =====   =============  ========   ========  =====  =============

CREDIT EXPOSURE INCLUDES THE EFFECTS OF LEGALLY ENFORCEABLE MASTER NETTING AGREEMENTS.
CREDIT EXPOSURE AND FAIR VALUE INCLUDE ACCRUED INTEREST WHERE APPLICABLE. CARRYING VALUE IS REPRESENTATIVE OF DEFERRED GAINS AND LOSSES, UNAMORTIZED PREMIUM, ACCRUED INTEREST AND/OR UNREALIZED GAINS AND LOSSES DEPENDING ON THE ACCOUNTING FOR THE DERIVATIVE FINANCIAL INSTRUMENT.

     The contract or notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Dealer and exchange quotes are used to value the Company's derivatives.

     INTEREST RATE SWAP AGREEMENTS involve the exchange, at specified intervals, of interest payments calculated by reference to an underlying notional amount. The Company generally enters into swap agreements to change the interest rate characteristics of existing assets to more closely match the interest rate characteristics of the corresponding liabilities. Where required, counterparties post collateral to minimize credit risk.

     The Company did not record any material deferred gains or losses on swaps nor realize any material gains or losses on swap terminations in 2000, 1999 or 1998.

      The Company paid a weighted average floating interest rate of 6.7% and 5.3% and received a weighted average fixed interest rate of 5.2% and 7.1% in 2000 and 1999, respectively. The Company paid a weighted average fixed interest rate of 5.5% and 5.7% and received a weighted average floating interest rate of 6.0% and 5.0% in 2000 and 1999, respectively.

     FINANCIAL FUTURES AND FORWARD CONTRACTS are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures and forward contracts to manage its market risk related to fixed income securities, equity securities, certain annuity contracts and anticipatory investment purchases and sales. Futures and forwards used as hedges of anticipatory transactions pertain to identified transactions which are probable to occur and are generally completed within 90 days. Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins.

     INTEREST RATE CAP AND FLOOR AGREEMENTS give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount. The Company purchases interest rate cap and floor agreements to reduce its exposure to rising or falling interest rates relative to certain existing assets and liabilities in conjunction with asset/liability management.

     INDEXED OPTION CONTRACTS AND INDEXED FINANCIAL FUTURES provide returns based on a specified equity index applied to the instrument's notional amount. The Company utilizes these instruments to achieve equity appreciation, to reduce the market risk associated with certain annuity contracts and for other risk management purposes. Where required, counterparties post collateral to minimize credit risk.

     DEBT WARRANTS provide the right to purchase a specified new issue of debt at a predetermined price. The Company purchases debt warrants to protect against long-term call risk.

     FOREIGN CURRENCY CONTRACTS involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. The Company enters into these agreements primarily to manage the currency risk associated with investing in securities and issuing obligations which are denominated in foreign currencies. Where required, counterparties post collateral to minimize credit risk.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges is generally offset by the change in the value of the related assets and liabilities.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, follows:


($ IN MILLIONS)                                                       2000                      1999
                                                          ---------------------     ----------------------
                                                          CONTRACTUAL      FAIR     CONTRACTUAL      FAIR
                                                             AMOUNT       VALUE        AMOUNT        VALUE
                                                             ------       -----        ------        -----
Commitments to invest                                        $  34           -         $  28            -
Commitments to extend mortgage loans                           191           2            95            1
Credit guarantees                                               49          (2)           89            -

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Credit guarantees written represent conditional commitments to exchange identified AA rated credit risk for identified A rated credit risk upon bankruptcy or other event of default of the referenced credits. Credit guarantees also include agreements to forfeit principal due on certain securities at maturity, dependent upon whether and to what extent one or more credit events has occurred. The Company receives fees, which are reported in Net investment income over the lives of the commitments, for assuming the referenced credit risk. The Company enters into these transactions in order to achieve higher yields than if the referenced credits were directly owned.

         The Company's maximum amount at risk, assuming bankruptcy or other default of the referenced credits and the value of the referenced credits becomes worthless, is the fair value of the subject securities which totaled $47 million at December 31, 2000. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current with respect to their contractual terms at December 31, 2000.

6.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, are as follows:

($ IN MILLIONS)
YEAR ENDED DECEMBER 31:                             2000           1999           1998
                                                    ----           ----           ----

Balance, beginning of year                         $2,675         $2,181         $1,982
Acquisition costs deferred                            768            630            626
Acquisition of block of business                       29              -              -
Amortization charged to income                       (381)          (324)          (308)
Adjustment from unlocking                             (37)           (43)           (69)
Effect on DPAC from unrealized gains/(losses)        (128)           231            (50)
                                                   ------         ------         ------
Balance, end of year                               $2,926         $2,675         $2,181
                                                   ======         ======         ======

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:


($ IN MILLIONS)                                                                 2000             1999
                                                                                ----             ----
Immediate annuities:
     Structured settlement annuities                                          $4,811           $4,254
     Other immediate annuities                                                 1,629            1,513
  Traditional life                                                             1,418            1,267
Other                                                                            142              114
                                                                              ------           ------
     Total Reserve for life-contingent contract benefits                      $8,000           $7,148
                                                                              ======           ======

     The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 6.2% to 11.7% for structured settlement annuities; 2.0% to 11.5% for immediate annuities and 4.0% to 11.3% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

     To the extent unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for structured settlement annuity business and certain immediate annuities with life contingencies. A liability of $290 million and $65 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2000 and 1999, respectively.

     At December 31, Contractholder funds consists of the following:


($ IN MILLIONS)                                                          2000                1999
                                                                         ----                ----
Interest-sensitive life                                                $ 5,422              $ 5,036
Fixed annuities:
     Immediate annuities                                                 1,954                1,748
     Deferred annuities                                                 14,537               12,695
Guaranteed investment contracts                                          2,588                2,953
Other investment contracts                                               3,175                1,563
                                                                       -------              -------
     Total Contractholder funds                                        $27,676              $23,995
                                                                       =======              =======


     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.2% to 8.5% for interest-sensitive life contracts; 3.5% to 10.0% for immediate annuities; 0.0% to 14.0% for deferred annuities (which include equity-indexed annuities that are hedged, see Note 2 and Note 5); 4.9% to 9.9% for guaranteed investment contracts and 5.3% to 6.6% for other investment contracts. Withdrawal and surrender charge protection includes i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 20% of deferred annuities are subject to a market value adjustment.

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as a direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company assumes risk from, and reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements result in the passing of a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less commissions and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

     The Company cedes 90%, 80% or 60% of the mortality risk on certain term life policies, depending upon the issue year and product, to a pool of ten reinsurers. Beginning in November, 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to October, 1998, the Company ceded mortality risk in excess of $1 million per life for individual life. As of December 31, 2000 $120.70 billion of life insurance in force was ceded to other companies.

     During 1998, the Company entered into an administrative services agreement with respect to a block of variable annuity contracts. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services. As part of the agreement, the Company assumed via coinsurance 100% of the general account portion of these contracts (85% for business written in New York) with an aggregate account value of $29 million as of December 31, 2000. The Company paid $65 million, which was capitalized as present value of future profits and will be subsequently amortized into income over 20 years, for the right to receive future contract charges and fees on the block of variable annuity contracts, which has an aggregate account value of $1.23 billion and $1.77 billion as of December 31, 2000 and 1999, respectively. During 2000 and 1999, the Company earned contract charges and fees assessed to contractholders' fund balances of $17 and $15 million, respectively.

     The Company has a modified coinsurance contract with Alpine Indemnity Limited ("Alpine") to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC Bank NA. The agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

($ IN MILLIONS)                                                               2000          1999         1998
                                                                              ----          ----         ----
PREMIUMS AND CONTRACT CHARGES
Direct                                                                      $2,075        $1,748       $1,668
Assumed
   Affiliate                                                                    39            24           23
   Non-affiliate                                                                55            30            6
Ceded - non-affiliate                                                         (302)         (241)        (178)
                                                                            ------        ------       ------
    Premiums and contract charges, net of reinsurance                       $1,867        $1,561       $1,519
                                                                            ======        ======       ======

     The effects of reinsurance on credited interest, policy benefits and other expenses for the years ended December 31, are as follows:

($ IN MILLIONS)                                                               2000          1999         1998
                                                                              ----          ----         ----
CREDITED INTEREST, POLICY BENEFITS AND OTHER EXPENSES
Direct                                                                      $3,991         $3,411        $3,245
Assumed
   Affiliate                                                                    54             23            21
   Non-affiliate                                                                43             15             5
Ceded
   Affiliate                                                                    (6)            (5)           (3)
   Non-affiliate                                                              (363)          (222)         (152)
                                                                            ------         ------        ------
    Credited interest, policy benefits and other expenses,
        net of reinsurance                                                  $3,719         $3,222        $3,116
                                                                            ======         ======        ======


Reinsurance recoverables in the Company's consolidated statements of financial position were $572 million and $434 million, at December 31, 2000 and 1999, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2000 and 1999, respectively.

9.   COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $1 million, $11 million and $15 million in 2000, 1999 and 1998, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, are as follows:


            ($ IN MILLIONS)

            2001                                                  $  1
            2002                                                     1
            2003                                                     1
            2004                                                     1
            Thereafter                                               1
                                                                  ----
                                                                  $  5


GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial.

REGULATION AND LEGAL PROCEEDINGS

     The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

MARKETING AND COMPLIANCE ISSUES

     Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. Certain of the Company's life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

10.  INCOME TAXES

     Eligible domestic subsidiaries of the Company (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file a separate tax return. Foreign subsidiaries of the Company file a tax return in their respective country.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:


($ IN MILLIONS)                                                         2000              1999
                                                                     -------            -------
DEFERRED ASSETS
Life and annuity reserves                                              $ 603            $   606
Other assets                                                              66                 48
                                                                     -------            -------
    Total deferred assets                                                669                654

DEFERRED LIABILITIES
Deferred policy acquisition costs                                       (819)              (715)
Unrealized net capital gains                                            (301)              (112)
Other liabilities                                                        (54)               (14)
                                                                     -------            -------
    Total deferred liabilities                                        (1,174)              (841)
                                                                     -------            -------
      Net deferred liability                                         $  (505)           $  (187)
                                                                     =======            =======


     Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized based on the assumption that certain levels of income will be achieved. The Company has established valuation allowances for deferred tax assets of an international operation, due to a lack of evidence that such assets would be realized. The total amount of the valuation allowance reducing deferred tax assets was $2 million and $1 million at December 31, 2000 and 1999, respectively.

     The components of income tax expense for the year ended December 31, are as follows:


($ IN MILLIONS)                                             2000         1999         1998
                                                            ----         ----         ----
Current                                                      $116         $195         $265

                                       28

Deferred                                                      125           71           32
                                                             ----         ----         ----
     Total income tax expense                                $241         $266         $297
                                                             ====         ====         ====


     The Company paid income taxes of $168 million, $197 million, and $255 million in 2000, 1999 and 1998, respectively. The Company had a current income tax asset of $16 million at December 31, 2000 and a current income tax liability of $41 million at December 31, 1999.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                                             2000         1999         1998
                                                             ----         ----         ----
Statutory federal income tax rate                            35.0%        35.0%        35.0%
Dividends received deduction                                 (1.9)        (1.3)        (1.0)
Other                                                         0.8          0.8          1.5
                                                           ------       ------        -----
Effective income tax rate                                    33.9%        34.5%        35.5%
                                                           ======       ======        =====

     Prior to January l, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2000, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  PREFERRED STOCK

     The Company has issued two series of non-voting, redeemable preferred stock. Series A preferred stock was issued to a subsidiary of AIC, while Series B preferred stock was issued directly to AIC. Both series of preferred stock are redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For Series A preferred stock, the Company's Board of Directors declare and pay a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $5 million, $4 million and $3 million were paid during 2000, 1999, and 1998, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2000.

     For Series B preferred stock, cash dividends of 6.9% per annum are payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million, $8 million and $8 million were paid in 2000, 1999 and 1998, respectively. There were no accrued and unpaid dividends for Series B preferred stock at December 31, 2000.

12.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles consolidated net income for the year ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with combined statutory net income and capital and surplus of ALIC and its domestic subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                        NET INCOME              SHAREHOLDER'S EQUITY
                                                                ----------------------------    ---------------------
($ IN MILLIONS)                                                 2000       1999         1998      2000        1999
                                                                ----       ----         ----      ----        ----
Balance per GAAP                                                $470       $504        $541      $5,125       $4,365
Undistributed net income of certain subsidiaries                   2          2           7           -           13
Unrealized gain/loss on fixed income securities                   -           -           -      (1,280)        (284)
Deferred policy acquisition costs                               (368)      (262)       (254)     (2,926)      (2,675)
Deferred income taxes                                             30        104          35         505          187
Employee benefits                                                 (1)         1          (6)        (34)         (11)
Reserves and non-admitted assets                                 205        (72)         60       3,658        1,441
Separate Accounts                                                 -          -           -       (2,513)        (719)
Other                                                             13         27           3          46          253
                                                                ----       ----        ----      ------       ------
Balance per statutory accounting practices                      $351       $304        $386      $2,581       $2,570
                                                                ====       ====        ====      ======       ======

PERMITTED STATUTORY ACCOUNTING PRACTICES

     ALIC and each of its domestic subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. Certain domestic subsidiaries of the Company follow permitted statutory accounting practices which differ from those prescribed by regulatory authorities. The use of such permitted statutory accounting practices does not have a significant impact on statutory surplus or statutory net income.

      The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). However, each company must adhere to the implementation date adopted by their state of domicile. Certain states have not adopted certain provisions of codification, and in some instances are approving permitted practices including interpretations. Several states continue to review codification requirements to align existing state laws and regulations as necessary. The implementation of codification is currently estimated to increase the surplus of the Company by $44 million. The increase to surplus is primarily due to the recognition of deferred tax assets, the reclassification of private placement prepayment penalties and mortgage loan make-whole fees from the interest maintenance reserve to investment income, and the favorable treatment investment write-downs receive within the asset valuation reserve, partially offset by the more stringent investment write-down rules. The NAIC has established a formal maintenance process to develop and propose new guidance, as well as ongoing clarification and interpretation of issues. The impact of any changes will be recorded as they are approved by the NAIC.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve month period beginning January 1, 2000, ALIC paid dividends of $244 million, which includes the dividend of AICC.
This was less than the maximum amount allowed under Illinois insurance law without the approval of the Illinois Department of Insurance ("IL Department") based on 1999 formula amounts. Based on 2000 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior IL Department approval at a given point in time during 2001 is $308 million, less dividends paid during the preceding twelve months measured at that point in time.

RISK-BASED CAPITAL

    The NAIC has a standard for assessing the solvency of domestic insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 2001, RBC for each of the Company's domestic insurance subsidiaries was significantly above levels that would require regulatory action.

13.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The cost (benefit) to the Company included in net income was $(1) million, $(1) million, and $9 million for the pension plans in 2000, 1999, 1998, respectively.

    AIC also provides certain health care and life insurance benefits for retired employees. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The cost to the Company included in net income was $3 million, $1 million and $3 million for postretirement benefits other than pension plans in 2000, 1999, and 1998 respectively.

PROFIT SHARING PLANS

     Employees of the Corporation and its domestic subsidiaries, including the Company are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $4 million, $4 million and $12 million in 2000, 1999 and 1998, respectively.

14.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:


($ IN MILLIONS)                                  2000                        1999                         1998
                                      -------------------------    -------------------------    -------------------------
                                                        AFTER-                        AFTER-                      AFTER-
                                       PRETAX    TAX      TAX       PRETAX    TAX      TAX       PRETAX    TAX     TAX
                                       ------    ---      ---       ------    ---      ---       ------    ---     ---
UNREALIZED CAPITAL GAINS AND LOSSES:
  Unrealized holding gains (losses)
   arising during the period             550     (192)     358       $(814)   $ 285   $(529)      $ 333    $(116)   $ 217
   Less: reclassification
   adjustments                            10       (3)       7         180      (63)    117         227      (79)     148
                                        ----    -----     ----       -----    -----   -----       -----    -----    -----
Unrealized net capital gains
  (losses)                               540     (189)     351        (994)     348    (646)        106      (37)      69
UNREALIZED FOREIGN CURRENCY
TRANSLATION ADJUSTMENTS:
   Unrealized foreign currency
     translation adjustments arising
     during the period                    (3)       1      (2)          2        (1)      1          (2)       1       (1)
                                        ----    -----     ----       -----    -----   -----       -----    -----    -----
Other comprehensive income              $537    $(188)    $349       $(992)   $ 347   $(645)      $ 104    $ (36)   $ 68
                                        ====    =====     ====       =====    =====   =====       =====    =====    =====

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2000

($ IN MILLIONS)
                                                                                         FAIR               CARRYING
                                                                          COST           VALUE                VALUE
                                                                          ----          -------               ------
TYPE OF INVESTMENT
Fixed Income Securities, Available for Sale:
    Bonds:
        United States government, government
             agencies and authorities................................     $2,198         $2,771               $2,771
        States, municipalities and political subdivisions............        910            933                  933
        Foreign governments..........................................        256            343                  343
        Public utilities.............................................      2,710          2,872                2,872
        Convertibles and bonds with warrants attached................        475            491                  491
        All other corporate bonds....................................     15,171         15,298               15,298
     Mortgage-backed securities......................................      6,859          7,057                7,057
     Asset-backed securities.........................................      2,422          2,463                2,463
     Redeemable preferred stocks.....................................         51             53                   53
                                                                         -------        -------               ------

         Total fixed income securities                                    31,052        $32,281               32,281
                                                                          ------        =======               ------

Equity Securities:
     Common Stocks:

       Public utilities............................................          10           $  12                   12

       Banks, trusts and insurance companies.......................          30              42                   42
       Industrial, miscellaneous and all other.....................         347             388                  388
     Nonredeemable preferred stocks..................................        38              31                   31
                                                                         -------        -------               ------

         Total equity securities.....................................        425          $ 473                  473
                                                                         -------         ======               ------

Mortgage loans on real estate........................................      4,351                               4,351
Real estate..........................................................         33                                  33
Policy loans.........................................................        644                                 644
Other long-term investments..........................................          2                                   2
Short-term investments...............................................        836                                 836
                                                                         -------                              ------

          Total investments..........................................    $37,343                             $38,620
                                                                         =======                             =======

                                       33

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE


($ IN MILLIONS)
                                                                                                                       PERCENT
                                                                        CEDED TO     ASSUMED FROM                     OF AMOUNT
                                                           GROSS          OTHER         OTHER           NET            ASSUMED
                                                          AMOUNT        COMPANIES      COMPANIES       AMOUNT          TO NET
                                                          ------        ---------    ------------      -------        ---------
YEAR ENDED DECEMBER 31, 2000

Life insurance in force...................                $338,648      $ 120,827      $   -           $  217,821         0.0%
                                                          ========      =========      =====           ==========
Premiums and contract charges:
  Life insurance...........................               $  1,933       $    278      $  64             $  1,719         3.7%

  Accident-health insurance.............                       142             24         30                  148        20.3%
                                                          --------      ---------      -----           ----------

Total premiums and contract charges.                      $  2,075      $     302      $  94            $   1,867         5.0%
                                                          ========      =========      =====            =========
YEAR ENDED DECEMBER 31, 1999

Life insurance in force...................                $307,225      $ 102,153      $   1            $ 205,073         0.0%
                                                          ========      =========      =====            =========
Premiums and contract charges:
  Life insurance...........................               $  1,511      $     221      $  18            $   1,308         1.4%

  Accident-health insurance.............                       237             20         36                  253        14.2%
                                                          --------      ---------      -----            ---------

Total premiums and contract charges.                      $ 1,748       $     241      $  54            $   1,561         3.5%
                                                          ========      =========      =====            =========

YEAR ENDED DECEMBER 31, 1998

Life insurance in force...................                $276,029      $  73,769     $   7             $ 202,267         0.0%
                                                          ========      =========     =====             =========
Premiums and contract charges:
  Life insurance...........................               $  1,433      $     176     $   5             $   1,262         0.4%

  Accident-health insurance.............                       235              2        24                   257         9.3%
                                                          --------      ---------     -----             ---------

Total premiums and contract charges.                      $ 1,668       $     178     $  29             $   1,519         1.9%
                                                          ========      =========     =====             =========

                                       34

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            SCHEDULE V - VALUATION ALLOWANCE AND QUALIFYING ACCOUNTS

                                                                       ADDITIONS
                                                        -----------------------------------
($ IN MILLIONS)
                                           BALANCE AT      CHARGED TO                                                  BALANCE
                                           BEGINNING        COSTS AND           OTHER                                  AT END
              DESCRIPTION                  OF PERIOD        EXPENSES          ADDITIONS       DEDUCTIONS (1)          OF PERIOD
              -----------                  ---------        --------          ---------       ---------------         ---------
YEAR ENDED DECEMBER 31, 2000
----------------------------
Allowance for estimated losses on
mortgage loans and real estate.......         $7             $(2)                -                 $ -                  $ 5


Allowance for deferred tax assets              1               1                 -                   -                    2

YEAR ENDED DECEMBER 31, 1999
----------------------------

Allowance for estimated losses on
mortgage loans and real estate.......         $9             $(2)                -                 $ -                  $ 7

Allowance for deferred tax assets              -               1                 -                   -                    1

YEAR ENDED DECEMBER 31, 1998
----------------------------

Allowance for estimated losses on
mortgage loans and real estate.......        $26            $(11)                -                 $ 6                  $ 9


(1) Deductions in allowance for estimated losses on mortgage loans include amounts transferred to real estate. Deductions in allowance for reinsurance recovered represent write-offs, net of recoveries, of amounts determined to be uncollectible

        --------------------------------------------
        ALLSTATE FINANCIAL
        ADVISORS SEPARATE
        ACCOUNT I

        FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
        AND FOR THE PERIODS ENDED DECEMBER 31, 2000
        AND DECEMBER 31, 1999, AND INDEPENDENT
        AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statement of net assets of Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and changes in net assets for the period ended December 31, 2000 and the period from June 28, 1999 (date of inception) to December 31, 2000 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Allstate Financial Advisors Separate Account I as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period ended and the changes in their net assets for the period ended December 31, 2000 and the period from June 28, 1999 (date of inception) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
      ASSETS
      Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds :
           AIM V.I. Capital Appreciation,  68,163 shares (cost $2,451,690)                                     $          2,102,133
           AIM V.I. Diversified Income,  37,229 shares (cost $372,829)                                                      352,925
           AIM V.I. Growth and Income,  48,599 shares (cost $1,478,726)                                                   1,272,800
           AIM V.I. International Equity,  31,882 shares (cost $776,263)                                                    641,466
           AIM V.I. Value,  35,582 shares (cost $1,111,800)                                                                 971,739

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
           VIP Growth,  50,695 shares (cost $2,485,541)                                                                   2,212,822
           VIP High Income,  26,899 shares (cost $254,693)                                                                  220,029
           VIP Overseas,  34,495 shares (cost $787,717)                                                                     689,558

      Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund II:
           VIP II Contrafund,  49,254 shares (cost $1,255,448)                                                            1,169,276
           VIP II Index 500,  11,967 shares (cost $1,908,238)                                                             1,789,408
           VIP II Investment Grade Bond,  66,929 shares (cost $808,053)                                                     842,631

      Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
           MFS Bond,  31,964 shares (cost $350,463)                                                                         361,829
           MFS Growth with Income,  31,245 shares (cost $654,160)                                                           656,449
           MFS High Income,  11,608 shares (cost $124,176)                                                                  114,227
           MFS New Discovery,  63,955 shares (cost $1,107,190)                                                            1,062,291

      Allocation to Sub-Accounts investing in the Oppenheimer Variable Account Funds:
           Oppenheimer Bond,  235,176 shares (cost $2,498,260)                                                            2,645,708
           Oppenheimer Capital Appreciation,  63,185 shares (cost $3,106,782)                                             2,946,312
           Oppenheimer Global Securities,  76,356 shares (cost $2,357,211)                                                2,315,862
           Oppenheimer High Income,  71,894 shares (cost $682,475)                                                          666,449
           Oppenheimer Small Cap Growth,  68,891 shares (cost $849,468)                                                     763,993

      Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
           LIT Comstock,  40,476 shares (cost $415,305)                                                                     475,995
           LIT Domestic Income,  44,768 shares (cost $346,505)                                                              350,978
           LIT Emerging Growth,  44,538 shares (cost $2,199,145)                                                          1,845,661
           LIT Money Market,  835,814 shares (cost $835,814)                                                                835,814

      Allocation to Sub-Accounts investing in the LSA Variable Series Trust:
           Balanced,  538,648 shares (cost $5,403,323)                                                                    5,628,874
           Disciplined Equity,  1,017,287 shares (cost $10,175,710)                                                       9,938,899
           Emerging Growth Domestic Equity,  616,562 shares (cost $6,191,263)                                             6,110,129
           Focused Equity,  521,707 shares (cost $5,222,931)                                                              5,321,412
           Growth Equity,  518,786 shares (cost $5,202,437)                                                               5,530,257
           Value Equity,  541,343 shares (cost $5,475,652)                                                                6,203,785
                                                                                                               --------------------

               Total Assets                                                                                              66,039,711

      LIABILITIES
      Payable to Allstate Life Insurance Company
           Accrued contract charges                                                                                          13,902
                                                                                                               --------------------

               Net Assets                                                                                      $         66,025,809
                                                                                                               ====================

               Components of net assets:
                    Net Assets of Contractholders                                                              $         27,292,453
                    Net Assets of Allstate Life Insurance Company                                                        38,733,356
                                                                                                               --------------------

                        Total components of net assets:                                                        $         66,025,809
                                                                                                               ====================


      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------




                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                        AIM V.I.         AIM V.I.        AIM V.I.        AIM V.I.
                                                        Capital        Diversified      Growth and     International    AIM V.I.
                                                      Appreciation        Income          Income          Equity         Value
                                                      ------------     ------------     -----------    -------------    ----------
NET INVESTMENT INCOME (LOSS)

Dividends                                             $      55,137    $      21,864    $     36,343    $      38,363   $    42,454
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                              (9,499)          (2,331)         (6,809)          (3,991)       (5,565)
     Administrative expense                                    (810)            (192)           (564)            (326)         (436)
                                                      -------------    -------------    ------------   --------------   -----------

         Net investment income (loss)                        44,828           19,341          28,970           34,046        36,453
                                                      -------------    -------------    ------------   --------------   -----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                     40,546           20,832          69,435           67,670        50,517
     Cost of investments sold                                42,075           21,349          65,923           74,913        51,162
                                                      -------------    -------------    ------------   --------------   -----------

         Net realized gains (losses)                         (1,529)            (517)          3,512           (7,243)         (645)

Change in unrealized gains (losses)                        (366,759)         (18,099)       (216,002)        (144,274)     (142,956)
                                                      -------------    -------------    ------------   --------------   -----------

         Net realized and unrealized gains
              (losses) on investments                      (368,288)         (18,616)       (212,490)        (151,517)     (143,601)
                                                      -------------    -------------    ------------   --------------   -----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                       $    (323,460)   $         725    $   (183,520)  $     (117,471)  $  (107,148)
                                                      =============    =============    ============   ==============   ===========

        See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------



                                                                 Fidelity Variable Insurance           Fidelity Variable Insurance
                                                                 Products Fund Sub-Accounts            Products Fund II Sub-Accounts
                                                      -----------------------------------------------------------------------------


                                                                                                           VIP II      VIP II Index
                                                        VIP Growth    VIP High Income   VIP Overseas     Contrafund         500
                                                      --------------  ---------------  --------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $       36,085  $        3,109   $       18,772  $       47,890  $      5,835
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                              (13,064)         (1,389)          (4,417)         (8,435)      (12,543)
     Administrative expense                                   (1,060)           (115)            (372)           (657)         (983)
                                                      --------------  --------------   --------------  --------------  ------------

         Net investment income (loss)                         21,961           1,605           13,983          38,798        (7,691)
                                                      --------------  --------------   --------------  --------------  ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
     Proceeds from sales                                      62,592          14,936           18,153         112,696       165,546
     Cost of investments sold                                 63,695          17,056           19,098         116,417       163,232
                                                      --------------  --------------   --------------  --------------  ------------

         Net realized gains (losses)                          (1,103)         (2,120)            (945)         (3,721)        2,314

Change in unrealized gains (losses)                         (287,431)        (35,461)        (114,170)        (98,317)     (124,941)
                                                      --------------  --------------   --------------  --------------  ------------

         Net realized and unrealized gains
              (losses) on investments                       (288,534)        (37,581)        (115,115)       (102,038)     (122,627)
                                                      --------------  --------------   --------------  --------------  ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                       $     (266,573) $      (35,976)  $     (101,132) $      (63,240) $   (130,318)
                                                      ==============  ==============   ==============  ==============  ============


      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------------


                                                     Fidelity Variable
                                                    Insurance Products
                                                   Fund II Sub-Accounts         MFS Variable Insurance Trust Sub-Accounts
                                                   --------------------  ---------------------------------------------------------

                                                     VIP II Investment                   MFS Growth      MFS High        MFS New
                                                         Grade Bond        MFS Bond     with Income       Income        Discovery
                                                     -----------------   -----------   -------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                            $           3,379   $     7,476   $       2,335   $      4,673   $      4,129
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                 (3,125)       (2,121)         (3,074)          (809)        (5,228)
     Administrative expense                                       (264)         (181)           (260)           (68)          (445)
                                                     -----------------   -----------   -------------   ------------   ------------

         Net investment income (loss)                              (10)        5,174            (999)         3,796         (1,544)
                                                     -----------------   -----------   -------------   ------------   ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                           45,876        34,992          41,789         16,557         36,819
  Cost of investments sold                                      44,673        34,847          40,515         17,487         37,266
                                                     -----------------   -----------   -------------   ------------   ------------

         Net realized gains (losses)                             1,203           145           1,274           (930)          (447)

Change in unrealized gains (losses)                             34,454        11,757          (5,526)       (10,414)       (56,085)
                                                     -----------------   -----------   -------------   ------------   ------------

         Net realized and unrealized gains
              (losses) on investments                           35,657        11,902          (4,252)       (11,344)       (56,532)
                                                     -----------------   -----------   -------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                      $          35,647   $    17,076   $      (5,251)  $     (7,548)  $    (58,076)
                                                     =================   ===========   =============   ============   ============


      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------




                                                             Oppenheimer Variable Account Funds Sub-Accounts
                                                    ----------------------------------------------------------------

                                                                 Oppenheimer   Oppenheimer               Oppenheimer
                                                    Oppenheimer     Capital       Global    Oppenheimer   Small Cap
                                                        Bond     Appreciation   Securities  High Income     Growth
                                                    -----------  ------------  -----------  -----------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $    14,701  $     17,117  $    16,917  $     1,850  $     7,195
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                         (18,166)      (13,062)      (9,760)      (4,506)      (4,399)
     Administrative expense                              (1,554)       (1,109)        (814)        (390)        (366)
                                                    -----------  ------------  -----------  -----------  -----------

         Net investment income (loss)                    (5,019)        2,946        6,343       (3,046)       2,430
                                                    -----------  ------------  -----------  -----------  -----------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                    58,882       131,424       92,085        5,194       69,979
  Cost of investments sold                               57,154       129,595       91,231        5,224       72,122
                                                    -----------  ------------  -----------  -----------  -----------

         Net realized gains (losses)                      1,728         1,829          854          (30)      (2,143)

Change in unrealized gains (losses)                     147,997      (181,637)     (50,350)     (16,119)     (97,887)
                                                    -----------  ------------  -----------  -----------  -----------

         Net realized and unrealized gains
              (losses) on investments                   149,725      (179,808)     (49,496)     (16,149)    (100,030)
                                                    -----------  ------------  -----------  -----------  -----------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $   144,706  $   (176,862) $   (43,153) $   (19,195) $   (97,600)
                                                    ===========  ============  ===========  ===========  ===========

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                      LSA Variable
                                                                                                                      Series Trust
                                                            Van Kampen Life Investment Trust Sub-Accounts            Sub-Accounts
                                                    --------------------------------------------------------------   ---------------


                                                                     LIT Domestic     LIT Emerging     LIT Money
                                                    LIT Comstock        Income           Growth          Market         Balanced
                                                    ------------     ------------     ------------    ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $      6,691     $      7,738     $        824    $     15,926    $    373,573
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                           (2,028)          (1,797)          (9,495)         (3,130)              -
     Administrative expense                                 (168)            (133)            (789)           (257)              -
                                                    ------------     ------------     ------------    ------------   -------------

         Net investment income (loss)                      4,495            5,808           (9,460)         12,539         373,573
                                                    ------------     ------------     ------------    ------------   -------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                     29,701            9,083           66,598         278,384               -
  Cost of investments sold                                27,921            9,168           65,277         278,384               -
                                                    ------------     ------------     ------------    ------------   -------------

         Net realized gains (losses)                       1,780              (85)           1,321               -               -

Change in unrealized gains (losses)                       60,888            4,616         (387,455)              -          85,493
                                                    ------------     ------------     ------------    ------------   -------------

         Net realized and unrealized gains
              (losses) on investments                     62,668            4,531         (386,134)             -           85,493
                                                    ------------     ------------     ------------    ------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $     67,163     $     10,339     $   (395,594)   $     12,539   $     459,066
                                                    ============     ============     ============    ============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------




                                                             LSA Variable Series Trust Sub-Accounts
                                                    ------------------------------------------------------

                                                                          Emerging
                                                      Disciplined          Growth             Focused
                                                         Equity        Domestic Equity         Equity
                                                    ---------------    ---------------     ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $       132,583    $     1,191,263     $       222,931
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                   -                  -                   -
     Administrative expense                                       -                  -                   -
                                                    ---------------    ---------------     ---------------

         Net investment income (loss)                       132,583          1,191,263             222,931
                                                    ---------------    ---------------     ---------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                             -                  -                   -
  Cost of investments sold                                        -                  -                   -
                                                    ---------------    ---------------     ---------------

         Net realized gains (losses)                              -                  -                   -

Change in unrealized gains (losses)                      (1,366,888)        (3,826,134)           (936,519)
                                                    ---------------    ---------------     ---------------

         Net realized and unrealized gains
              (losses) on investments                    (1,366,888)        (3,826,134)           (936,519)
                                                    ---------------    ---------------     ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $    (1,234,305)   $    (2,634,871)    $      (713,588)
                                                    ===============    ===============     ===============


                                                    LSA Variable Series Trust Sub-Accounts
                                                    --------------------------------------


                                                           Growth             Value
                                                           Equity             Equity
                                                       ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $       197,714   $       467,652
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                      -                 -
     Administrative expense                                          -                 -
                                                       ---------------   ---------------

         Net investment income (loss)                          197,714           467,652
                                                       ---------------   ---------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
  Proceeds from sales                                                -                 -
  Cost of investments sold                                           -                 -
                                                       ---------------   ---------------

         Net realized gains (losses)                                 -                 -

Change in unrealized gains (losses)                           (707,211)          358,103
                                                       ---------------   ---------------

         Net realized and unrealized gains
              (losses) on investments                         (707,211)          358,103
                                                       ---------------   ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                        $      (509,497)  $       825,755
                                                       ===============   ===============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                               AIM Variable Insurance Funds Sub-Accounts
                                       -------------------------------------------------------------------------------------------



                                       AIM V.I. Capital Appreciation  AIM V.I. Diversified Income    AIM V.I. Growth and Income
                                       -----------------------------  -----------------------------  -----------------------------

                                            2000            1999          2000             1999          2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $      44,828   $       1,771  $      19,341   $       1,982  $      28,970   $         398
Net realized gains (losses)                   (1,529)             57           (517)              2          3,512              87
Change in unrealized gains (losses)         (366,759)         17,202        (18,099)         (1,805)      (216,002)         10,076
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                        (323,460)         19,030            725             179       (183,520)         10,561
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   1,943,311         126,700        253,210          88,915      1,247,904          51,648
Benefit payments                              (5,351)              -              -               -              -               -
Payments on termination                       (5,701)              -         (4,704)           (574)       (43,612)              -
Contract maintenance charge                   (1,117)            (13)          (172)             (7)          (703)             (6)
Transfers among the sub-accounts
     and with the Fixed Account - net        338,566           9,098         15,136              37        181,468           8,412
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions             2,269,708         135,785        263,470          88,371      1,385,057          60,054
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          1,946,248         154,815        264,195          88,550      1,201,537          70,615

NET ASSETS AT BEGINNING OF PERIOD            154,815              -          88,550               -         70,615               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $   2,101,063   $     154,815  $     352,745   $      88,550  $   1,272,152   $      70,615
                                       =============   =============  =============   =============  =============   =============

        See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Fidelity Variable Insurance
                                                  AIM Variable Insurance Funds Sub-Accounts           Products Fund Sub-Accounts
                                       ------------------------------------------------------------  -----------------------------



                                       AIM V.I. International Equity          AIM V.I. Value                   VIP Growth
                                       -----------------------------  -----------------------------  -----------------------------

                                           2000             1999           2000           1999           2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $      34,046   $       1,584  $      36,453   $         613  $      21,961   $        (191)
Net realized gains (losses)                   (7,243)             30           (645)          1,803         (1,103)            111
Change in unrealized gains (losses)         (144,274)          9,477       (142,956)          2,895       (287,431)         14,712
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                        (117,471)         11,091       (107,148)          5,311       (266,573)         14,632
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     718,594          52,960        874,358          56,525      2,143,413         104,563
Benefit payments                                   -               -              -               -              -               -
Payments on termination                      (23,623)           (314)        (8,668)              -        (16,703)              -
Contract maintenance charge                     (358)             (5)          (581)             (5)        (1,427)            (11)
Transfers among the sub-accounts
     and with the Fixed Account - net            123             142        153,248          (1,796)       217,332          16,469
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions               694,736          52,783      1,018,357          54,724      2,342,615         121,021
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            577,265          63,874        911,209          60,035      2,076,042         135,653

NET ASSETS AT BEGINNING OF PERIOD             63,874               -         60,035               -        135,653               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $     641,139   $      63,874  $     971,244   $      60,035  $   2,211,695   $     135,653
                                       =============   =============  =============   =============  =============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                      Fidelity Variable Insurance
                                           Fidelity Variable Insurance Products Fund Sub-Accounts    Products Fund II Sub-Accounts
                                       ------------------------------------------------------------  -----------------------------



                                              VIP High Income                 VIP Overseas                VIP II Contrafund
                                       -----------------------------  -----------------------------  -----------------------------

                                            2000            1999           2000           1999           2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $       1,605   $         (49) $      13,983   $        (136) $      38,798   $        (172)
Net realized gains (losses)                   (2,120)              9           (945)              3         (3,721)            153
Change in unrealized gains (losses)          (35,461)            797       (114,170)         16,011        (98,317)         12,145
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                         (35,976)            757       (101,132)         15,878        (63,240)         12,126
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     199,967          25,023        491,718         123,159        974,544         134,513
Benefit payments                              (2,695)              -              -               -              -               -
Payments on termination                       (1,535)           (304)        (3,707)              -        (38,277)              -
Contract maintenance charge                     (119)             (2)          (396)            (13)          (787)            (13)
Transfers among the sub-accounts
     and with the Fixed Account - net         34,793               8        151,346          12,354        141,630           8,185
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions               230,411          24,725        638,961         135,500      1,077,110         142,685
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            194,435          25,482        537,829         151,378      1,013,870         154,811

NET ASSETS AT BEGINNING OF PERIOD             25,482               -        151,378              -         154,811               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $     219,917   $      25,482  $     689,207   $     151,378  $   1,168,681   $     154,811
                                       =============   =============  =============   =============  =============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                        MFS Variable Insurance
                                       Fidelity Variable Insurance Products Fund II Sub-Accounts          Trust Sub-Accounts
                                       ------------------------------------------------------------  -----------------------------



                                              VIP II Index 500        VIP II Investment Grade Bond              MFS Bond
                                       -----------------------------  -----------------------------  -----------------------------

                                            2000            1999           2000           1999           2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $      (7,691)  $        (170) $         (10)  $         (57) $       5,174   $         (99)
Net realized gains (losses)                    2,314           2,061          1,203               3            145               2
Change in unrealized gains (losses)         (124,941)          6,111         34,454             124         11,757            (391)
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                        (130,318)          8,002         35,647              70         17,076            (488)
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                   1,654,973         110,543        676,582          31,249        150,793         103,406
Benefit payments                             (18,496)              -              -               -              -               -
Payments on termination                      (78,669)              -         (3,897)           (305)       (10,749)           (269)
Contract maintenance charge                   (1,180)            (11)          (475)             (2)          (184)             (9)
Transfers among the sub-accounts
     and with the Fixed Account - net        237,158           6,495        103,330               3        102,058              11
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions             1,793,786         117,027        775,540          30,945        241,918         103,139
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          1,663,468         125,029        811,187          31,015        258,994         102,651

NET ASSETS AT BEGINNING OF PERIOD            125,029               -         31,015               -        102,651               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $   1,788,497   $     125,029  $     842,202   $      31,015  $     361,645   $     102,651
                                       =============   =============  =============   =============  =============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                               MFS Variable Insurance Trust Sub-Accounts
                                       -------------------------------------------------------------------------------------------



                                           MFS Growth with Income             MFS High Income              MFS New Discovery
                                       -----------------------------  -----------------------------  -----------------------------

                                            2000            1999           2000           1999           2000             1999
                                       -------------   -------------  -------------   -------------  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)           $        (999)  $        (204) $       3,796   $         (57) $      (1,544)  $       1,355
Net realized gains (losses)                    1,274              66           (930)              5           (447)             60
Change in unrealized gains (losses)           (5,526)          7,815        (10,414)            465        (56,085)         11,186
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from operations                          (5,251)          7,677         (7,548)            413        (58,076)         12,601
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                     439,287         110,106         54,233          42,091        870,981          48,763
Benefit payments                                   -               -              -               -              -               -
Payments on termination                      (10,708)           (307)        (3,281)           (305)        (7,651)              -
Contract maintenance charge                     (462)            (10)           (58)             (3)          (598)             (7)
Transfers among the sub-accounts
     and with the Fixed Account - net        115,663             120         28,626               1        174,780          20,957
                                       -------------   -------------  -------------   -------------  -------------   -------------

Increase (decrease) in net assets
     from capital transactions               543,780         109,909         79,520          41,784      1,037,512          69,713
                                       -------------   -------------  -------------   -------------  -------------   -------------

INCREASE (DECREASE) IN NET ASSETS            538,529         117,586         71,972          42,197        979,436          82,314

NET ASSETS AT BEGINNING OF PERIOD            117,586               -         42,197               -         82,314               -
                                       -------------   -------------  -------------   -------------  -------------   -------------

NET ASSETS AT END OF PERIOD            $     656,115   $     117,586  $     114,169   $      42,197  $   1,061,750   $      82,314
                                       =============   =============  =============   =============  =============   =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                      ---------------------------------------------------------------------------------------------



                                              Oppenheimer Bond       Oppenheimer Capital Appreciation  Oppenheimer Global Securities
                                      -----------------------------  --------------------------------  -----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $      (5,019)  $        (214) $       2,946      $        (218) $       6,343  $         (80)
Net realized gains (losses)                   1,728            (201)         1,829              3,667            854              5
Change in unrealized gains (losses)         147,997            (549)      (181,637)            21,167        (50,350)         9,001
                                      -------------   -------------  -------------      -------------  -------------  -------------

Increase (decrease) in net assets
     from operations                        144,706            (964)      (176,862)            24,616        (43,153)         8,926
                                      -------------   -------------  -------------      -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                  2,378,873         111,231      2,681,659            148,999      1,998,752         44,717
Benefit payments                            (17,206)              -              -                  -         (9,316)             -
Payments on termination                      (5,235)           (575)        (7,108)                 -        (10,494)             -
Contract maintenance charge                  (1,374)            (10)        (1,655)               (15)        (1,236)            (5)
Transfers among the sub-accounts
     and with the Fixed Account - net        34,428             487        279,346             (4,168)       326,453             39
                                      -------------   -------------  -------------      -------------  ------------   -------------


Increase (decrease) in net assets
     from capital transactions            2,389,486         111,133      2,952,242            144,816      2,304,159         44,751
                                      -------------   -------------  -------------      -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         2,534,192         110,169      2,775,380            169,432      2,261,006         53,677

NET ASSETS AT BEGINNING OF PERIOD           110,169               -        169,432                  -         53,677              -
                                      -------------   -------------  -------------      -------------  -------------  -------------

NET ASSETS AT END OF PERIOD           $   2,644,361   $     110,169  $   2,944,812      $     169,432  $   2,314,683  $      53,677
                                      =============   =============  =============      =============  =============  =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                        Van Kampen Life Investment
                                                 Oppenheimer Variable Account Funds Sub-Accounts             Trust Sub-Accounts
                                       --------------------------------------------------------------  -----------------------------



                                         Oppenheimer High Income       Oppenheimer Small Cap Growth             LIT Comstock
                                      -----------------------------  --------------------------------  -----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $      (3,046)  $         (14) $       2,430      $         (94) $       4,495  $        612
Net realized gains (losses)                     (30)              -         (2,143)                88          1,780             -
Change in unrealized gains (losses)         (16,119)             93        (97,887)            12,412         60,888          (198)
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from operations                        (19,195)             79        (97,600)            12,406         67,163           414
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                    669,167           8,957        751,326             57,979        320,750        58,604
Benefit payments                                  -               -         (2,867)                 -              -             -
Payments on termination                        (352)              -        (19,029)                 -         (2,619)         (271)
Contract maintenance charge                    (339)             (1)          (435)                (6)          (303)           (5)
Transfers among the sub-accounts
     and with the Fixed Account - net         7,794               -         61,711                119         31,692           328
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from capital transactions              676,270           8,956        790,706             58,092        349,520        58,656
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS           657,075           9,035        693,106             70,498        416,683        59,070

NET ASSETS AT BEGINNING OF PERIOD             9,035               -         70,498                  -        59,070              -
                                      -------------   -------------  -------------      -------------  -------------  ------------

NET ASSETS AT END OF PERIOD           $     666,110   $       9,035  $     763,604      $      70,498  $     475,753  $     59,070
                                      =============   =============  =============      =============  =============  ============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                                Van Kampen Life Investment Trust Sub-Accounts
                                      ----------------------------------------------------------------------------------------------



                                           LIT Domestic Income              LIT Emerging Growth              LIT Money Market
                                      -----------------------------  --------------------------------  ----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss)         $       5,808   $         (68) $      (9,460)     $        (195) $      12,539  $        460
 Net realized gains (losses)                    (85)           (120)         1,321                115              -             -
 Change in unrealized gains (losses)          4,616            (143)      (387,455)            33,971              -             -
                                      -------------   -------------  -------------      -------------  -------------  ------------

 Increase (decrease) in net assets
      from operations                        10,339            (331)      (395,594)            33,891         12,539           460
                                      -------------   -------------  -------------      -------------  -------------  ------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
 Deposits                                   300,003          21,336      1,943,551             95,652        984,082        74,500
 Benefit payments                                 -               -              -                  -         (6,910)            -
 Payments on termination                     (1,317)           (270)       (18,442)              (284)       (17,248)         (875)
 Contract maintenance charge                   (187)             (2)        (1,116)               (11)          (594)           (6)
 Transfers among the sub-accounts
      and with the Fixed Account - net       20,773             455        186,601                473       (210,565)            6
                                      -------------   -------------  -------------      -------------  -------------  ------------

 Increase (decrease) in net assets
      from capital transactions             319,272          21,519      2,110,594             95,830        748,765        73,625
                                      -------------   -------------  -------------      -------------  -------------  ------------

 INCREASE (DECREASE) IN NET ASSETS          329,611          21,188      1,715,000            129,721        761,304        74,085

 NET ASSETS AT BEGINNING OF PERIOD           21,188               -        129,721                  -         74,085             -
                                      -------------   -------------  -------------      -------------  -------------  ------------

 NET ASSETS AT END OF PERIOD          $     350,799   $      21,188  $   1,844,721      $     129,721  $     835,389  $     74,085
                                      =============   =============  =============      =============  =============  ============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------



                                                             LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------


                                                                                                              Emerging Growth
                                                 Balanced                    Disciplined Equity               Domestic Equity
                                      -----------------------------  --------------------------------  ----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $     373,573   $      29,750  $     132,583      $      43,127  $   1,191,263  $          -
Net realized gains (losses)                       -               -              -                  -              -             -
Change in unrealized gains (losses)          85,493         140,058     (1,366,888)         1,130,077     (3,826,134)    3,745,000
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from operations                        459,066         169,808     (1,234,305)         1,173,204     (2,634,871)    3,745,000
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          -       5,000,000              -         10,000,000             -      5,000,000
Benefit payments                                  -               -              -                  -             -              -
Payments on termination                           -               -              -                  -             -              -
Contract maintenance charge                       -               -              -                  -             -              -
Transfers among the sub-accounts
     and with the Fixed Account - net             -               -              -                  -             -              -
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from capital transactions                    -       5,000,000              -         10,000,000              -     5,000,000
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS           459,066       5,169,808     (1,234,305)        11,173,204     (2,634,871)    8,745,000

NET ASSETS AT BEGINNING OF PERIOD         5,169,808               -     11,173,204                  -      8,745,000            -
                                      -------------   -------------  -------------      -------------  -------------  ------------

NET ASSETS AT END OF PERIOD           $   5,628,874   $   5,169,808  $   9,938,899      $  11,173,204  $   6,110,129  $  8,745,000
                                      =============   =============  =============      =============  =============  ============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                                LSA Variable Series Trust Sub-Accounts
                                      ----------------------------------------------------------------------------------------------



                                              Focused Equity                 Growth Equity                    Value Equity
                                      -----------------------------  --------------------------------  ----------------------------

                                           2000            1999           2000              1999           2000            1999
                                      -------------   -------------  -------------      -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)          $     222,931   $           -  $     197,714      $       4,723  $     467,652  $      8,000
Net realized gains (losses)                       -               -              -                  -              -             -
Change in unrealized gains (losses)        (936,519)      1,035,000       (707,211)         1,035,031        358,103       370,030
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from operations                       (713,588)      1,035,000       (509,497)         1,039,754        825,755       378,030
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          -       5,000,000              -          5,000,000              -     5,000,000
Benefit payments                                  -               -              -                  -              -             -
Payments on termination                           -               -              -                  -              -             -
Contract maintenance charge                       -               -              -                  -              -             -
Transfers among the sub-accounts
     and with the Fixed Account - net             -               -              -                  -              -             -
                                      -------------   -------------  -------------      -------------  -------------  ------------

Increase (decrease) in net assets
     from capital transactions                    -       5,000,000              -          5,000,000              -     5,000,000
                                      -------------   -------------  -------------      -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS          (713,588)      6,035,000       (509,497)         6,039,754        825,755     5,378,030

NET ASSETS AT BEGINNING OF PERIOD         6,035,000               -      6,039,754                  -      5,378,030             -
                                      -------------   -------------  -------------      -------------  -------------  -------------

NET ASSETS AT END OF PERIOD           $   5,321,412   $   6,035,000  $   5,530,257      $   6,039,754  $   6,203,785  $  5,378,030
                                      =============   =============  =============      =============  =============  =============

      See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Allstate issues SelectDirections variable annuity contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

        AIM VARIABLE INSURANCE FUNDS                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
            AIM V.I. Capital Appreciation                             Oppenheimer Bond
            AIM V.I. Diversified Income                               Oppenheimer Capital Appreciation
            AIM V.I. Growth and Income                                Oppenheimer Global Securities
            AIM V.I. International Equity                             Oppenheimer High Income
            AIM V.I. Value                                            Oppenheimer Small Cap Growth
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VAN KAMPEN LIFE INVESTMENT TRUST
            VIP Growth                                                LIT Comstock
            VIP High Income                                           LIT Domestic Income
            VIP Overseas                                              LIT Emerging Growth
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND II                  LIT Money Market
            VIP II Contrafund                                    LSA VARIABLE SERIES TRUST
            VIP II Index 500                                          Balanced
            VIP II Investment Grade Bond                              Disciplined Equity
        MFS VARIABLE INSURANCE TRUST                                  Emerging Growth Domestic Equity
            MFS Bond                                                  Focused Equity
            MFS Growth with Income                                    Growth Equity
            MFS High Income                                           Value Equity
            MFS New Discovery

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     In 1999, Allstate made an initial investment of $35 million in the LSA Variable Series Trust ("Trust") to establish and enhance the diversification of the funds within the Trust. The Trust is managed by LSA Asset Management, LLC (the "Manager"), a wholly-owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%. Since Allstate did not purchase a variable annuity contract, the expenses described in Note 3 are not deducted from Allstate's investment in the Trust.

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included with and taxed as a part of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.15% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $35 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------

4.   UNITS ISSUED AND REDEEMED

         (Units in whole amounts)
                                                                                   SELECTDIRECTIONS
                                                                --------------------------------------------------------



                                                                               Unit activity during 2000:
                                                                        ---------------------------------------

                                                                Units Outstanding        Units                Units
                                                                December 31, 1999        Issued             Redeemed
                                                                -----------------  -----------------   -----------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                     10,875             144,794               (2,536)
        AIM V.I. Diversified Income                                        8,850              18,818               (2,204)
        AIM V.I. Growth and Income                                         5,473              96,126               (4,323)
        AIM V.I. International Equity                                      4,301              46,286               (3,136)
        AIM V.I. Value                                                     4,798              66,040                 (581)

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                        10,589             144,346               (2,421)
        VIP High Income                                                    2,272              23,384               (2,085)
        VIP Overseas                                                      11,627              47,330               (1,212)

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                 13,193              66,028               (4,823)
        VIP II Index 500                                                  10,365             127,966               (9,001)
        VIP II Investment Grade Bond                                       3,082              60,105               (1,642)

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                          10,317              22,680               (2,869)
        MFS Growth with Income                                            10,973              48,229               (1,745)
        MFS High Income                                                    3,925               6,537                 (635)
        MFS New Discovery                                                  5,188              58,851               (1,397)

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                  10,996             230,807               (4,071)
        Oppenheimer Capital Appreciation                                  13,148             199,462               (2,039)
        Oppenheimer Global Securities                                      3,793             130,246               (2,991)
        Oppenheimer High Income                                              898              66,852                 (188)
        Oppenheimer Small Cap Growth                                       4,350              49,948               (1,497)

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                       6,078              21,169                 (668)
        LIT Domestic Income                                                2,103              20,899                 (652)
        LIT Emerging Growth                                                7,205              92,721               (3,239)
        LIT Money Market                                                   7,302              73,187               (6,482)


                                                                                      Accumulation
                                                                Units Outstanding      Unit Value
                                                                December 31, 2000   December 31, 2000
                                                                -----------------   ------------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                    153,133         $       12.28
        AIM V.I. Diversified Income                                       25,464                  9.95
        AIM V.I. Growth and Income                                        97,276                 10.44
        AIM V.I. International Equity                                     47,451                 10.79
        AIM V.I. Value                                                    70,257                 10.07

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                       152,514                 10.92
        VIP High Income                                                   23,571                  7.78
        VIP Overseas                                                      57,745                 10.40

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                 74,398                 10.63
        VIP II Index 500                                                 129,330                 10.01
        VIP II Investment Grade Bond                                      61,545                 11.06

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                          30,128                 10.73
        MFS Growth with Income                                            57,457                 10.34
        MFS High Income                                                    9,827                  9.35
        MFS New Discovery                                                 62,642                 15.03

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                 237,732                 10.50
        Oppenheimer Capital Appreciation                                 210,571                 12.70
        Oppenheimer Global Securities                                    131,048                 14.69
        Oppenheimer High Income                                           67,562                  9.57
        Oppenheimer Small Cap Growth                                      52,801                 12.76

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                      26,579                 12.46
        LIT Domestic Income                                               22,350                 10.56
        LIT Emerging Growth                                               96,687                 15.57
        LIT Money Market                                                  74,007                 10.61

     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------

4.   UNITS ISSUED AND REDEEMED (CONTINUED)

         (Units in whole amounts)
                                                                  SELECTDIRECTIONS WITH ENHANCED DEATH BENEFIT RIDER
                                                                --------------------------------------------------------



                                                                                Unit activity during 2000:
                                                                          ---------------------------------------

                                                              Units Outstanding        Units                 Units
                                                              December 31, 1999        Issued              Redeemed
                                                              -----------------   -----------------    -----------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                       214              17,136                 (754)
        AIM V.I. Diversified Income                                          --              10,315                 (298)
        AIM V.I. Growth and Income                                          233              25,119               (1,347)
        AIM V.I. International Equity                                        --              10,978                 (781)
        AIM V.I. Value                                                      231              19,232               (1,494)

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                          337              42,322                 (667)
        VIP High Income                                                     237               4,864                 (377)
        VIP Overseas                                                         --               6,372                   (6)

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                   238              19,554                 (553)
        VIP II Index 500                                                    354              31,028               (2,667)
        VIP II Investment Grade Bond                                         --              14,731                 (833)

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                             --               3,861                 (616)
        MFS Growth with Income                                              246               6,114                 (317)
        MFS High Income                                                     234               1,730                   (9)
        MFS New Discovery                                                   115               7,862                 (187)

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                     --               8,122                 (133)
        Oppenheimer Capital Appreciation                                     --              17,507                 (381)
        Oppenheimer Global Securities                                        --              24,919                 (699)
        Oppenheimer High Income                                              --               2,119                  (39)
        Oppenheimer Small Cap Growth                                        107               5,943               (1,438)

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                         --              12,298               (1,620)
        LIT Domestic Income                                                  --               5,899                  (30)
        LIT Emerging Growth                                                 189              18,558                 (816)
        LIT Money Market                                                     --              27,601              (23,509)



                                                                SELECTDIRECTIONS WITH ENHANCED DEATH BENEFIT RIDER
                                                                --------------------------------------------------


                                                                                             Accumulation
                                                                       Units Outstanding      Unit Value
                                                                       December 31, 2000   December 31, 2000
                                                                       -----------------   -----------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                             16,596        $     12.25
        AIM V.I. Diversified Income                                               10,017               9.92
        AIM V.I. Growth and Income                                                24,005              10.42
        AIM V.I. International Equity                                             10,197              10.76
        AIM V.I. Value                                                            17,969              10.04

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                                41,992              10.88
        VIP High Income                                                            4,724               7.75
        VIP Overseas                                                               6,366              10.37

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                         19,239              10.60
        VIP II Index 500                                                          28,715               9.98
        VIP II Investment Grade Bond                                              13,898              11.02

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                                   3,245              10.70
        MFS Growth with Income                                                     6,043              10.31
        MFS High Income                                                            1,955               9.32
        MFS New Discovery                                                          7,790              14.98

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                           7,989              10.47
        Oppenheimer Capital Appreciation                                          17,126              12.66
        Oppenheimer Global Securities                                             24,220              14.65
        Oppenheimer High Income                                                    2,080               9.54
        Oppenheimer Small Cap Growth                                               4,612              12.72

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                              10,678              12.42
        LIT Domestic Income                                                        5,869              10.53
        LIT Emerging Growth                                                       17,931              15.52
        LIT Money Market                                                           4,092              10.58

     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------

4.   UNITS ISSUED AND REDEEMED (CONTINUED)

         (Units in whole amounts)
                                                                SELECTDIRECTIONS WITH ENHANCED DEATH AND INCOME BENEFIT RIDER
                                                                -------------------------------------------------------------



                                                                                   Unit activity during 2000:
                                                                            ---------------------------------------

                                                                   Units Outstanding        Units               Units
                                                                   December 31, 1999        Issued            Redeemed
                                                                   -----------------  -----------------  -----------------
Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                            --               1,372                (11)
        AIM V.I. Growth and Income                                               --                 593                 --
        AIM V.I. International Equity                                            --               3,235             (1,449)
        AIM V.I. Value                                                           --               8,386                (26)

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                               --               8,338                (51)
        VIP Overseas                                                             --               2,185                 (1)

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                        --              17,326               (879)
        VIP II Index 500                                                        474              21,326               (908)
        VIP II Investment Grade Bond                                             --                 823                (45)

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                                 --                 338                 --
        MFS High Income                                                          --                 446                 (9)
        MFS New Discovery                                                        --                 248                 --

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                         --               6,258                (27)
        Oppenheimer Capital Appreciation                                         --               4,295                 (2)
        Oppenheimer Global Securities                                            --               2,431                (17)
        Oppenheimer Small Cap Growth                                             --               2,482                 (9)

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                             --               1,084               (119)
        LIT Domestic Income                                                      --               5,049                 (2)
        LIT Emerging Growth                                                      --               4,038                (72)
        LIT Money Market                                                         --               2,810             (2,189)


                                                                Units Outstanding      Unit Value
                                                                December 31, 2000   December 31, 2000
                                                                -----------------   -----------------

Investments in AIM Variable Insurance Funds Sub-Accounts:
        AIM V.I. Capital Appreciation                                       1,361        $      12.22
        AIM V.I. Growth and Income                                            593               10.39
        AIM V.I. International Equity                                       1,786               10.73
        AIM V.I. Value                                                      8,360               10.01

Investment in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
        VIP Growth                                                          8,287               10.85
        VIP Overseas                                                        2,184               10.34

Investment in the Fidelity Variable Insurance Products
    Fund II Sub-Accounts:
        VIP II Contrafund                                                  16,447               10.57
        VIP II Index 500                                                   20,892                9.95
        VIP II Investment Grade Bond                                          778               10.99

Investments in MFS Variable Insurance Trust Sub-Accounts:
        MFS Bond                                                              338               10.67
        MFS High Income                                                       437                9.30
        MFS New Discovery                                                     248               14.94

Investments in the Oppenheimer Variable Account Sub-Accounts:
        Oppenheimer Bond                                                    6,231               10.44
        Oppenheimer Capital Appreciation                                    4,293               12.63
        Oppenheimer Global Securities                                       2,414               14.60
        Oppenheimer Small Cap Growth                                        2,473               12.69

Investments in Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                          965               12.39
        LIT Domestic Income                                                 5,047               10.50
        LIT Emerging Growth                                                 3,966               15.48
        LIT Money Market                                                      621               10.55

     Units relating to accrued contract maintenance charges are included in units redeemed.

                                     Part C

                                Other Information

24A.   Financial Statements

All required financial statements are included in Part B of this Registration Statement.

24B.   Exhibits

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2)    Not Applicable.

(3) Underwriting Agreement among Allstate Life Insurance Company, Allstate Financial Advisors Separate Account I, and ALFS, Inc. (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

(4) Form of Contract and Certificate Amendments (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(5) Form of Application for a Contract (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company filed herewith.

   (b) By-Laws of Allstate Life Insurance Company filed herewith.

(7)    Not applicable.

(8)(a) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (b) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (c) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (d) Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (e) Form of Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (f)  Form of  Participation  Agreement  among Van  Kampen  Life  Investment

          Trust, Van Kampen Distributors, Inc., Van Kampen Asset Management, Inc., and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

(9) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

(10)(a) Independent Auditors' Consent filed herewith.

    (b) Consent of Foley & Lardner filed herewith.

(11) Not applicable.

(12) Not applicable.

(13) (a) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated August 6, 1999.)

     (b) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-77605) dated April 28, 2000.)

(14) Not applicable.

(15) (a) Powers of Attorney for Marla G. Friedman, John C. Lounds, Kevin R. Slawin and Casey J. Sylla (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

     (b)  Power  of  Attorney   for  Samuel  H.  Pilch   (Previously   filed  in
     Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (c) Powers of Attorney for John L. Carl, Richard I. Cohen, Margaret G. Dyer, Edward M. Liddy, J. Kevin McCarthy, Robert W. Pike and Thomas J. Wilson, II, (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-77605) dated April 28, 2000.)

     (d) Powers of Attorney for Steven C. Verney and C. Richard Morehead filed herewith.

25.    Directors And Officers Of The Depositor



Name and Principal                          Position and Office with
Business Address                            Depositor of the Account


Thomas J. Wilson, II                        Director, President and Chairman of
                                            the Board (Principal Executive
                                            Officer)
Michael J. Velotta                          Director, Senior Vice President,
                                            Secretary and General Counsel
John L. Carl                                Director
Richard I. Cohen                            Director
Margaret G. Dyer                            Director and Senior Vice President
Marla G. Friedman                           Director and Senior Vice President
Edward M. Liddy                             Director
C. Richard Morehead                         Director
J. Kevin McCarthy                           Director and Senior Vice President
John C. Lounds                              Director and Senior Vice President
Robert W. Pike                              Director
Kevin R. Slawin                             Director and Senior Vice President
Casey J. Sylla                              Director and Chief Investment
                                            Officer
Steven C. Verney                            Director and Vice President

                                            (Principal Financial Officer)
B. Eugene Wraith                            Vice President
Richard L. Baker                            Vice President
Patricia Coffey                             Vice President
Karen C. Gardner                            Vice President
Dennis Gomez                                Vice President
John R. Hunter                              Vice President
Mary J. McGinn                              Vice President and Assistant
                                            Secretary
William H. Monie                            Vice President
Harold Maude, Jr                            Vice President
Samuel H. Pilch                             Controller and Vice President
                                            (Principal Accounting Officer)
James P. Zils                               Treasurer
Barry S. Paul                               Assistant Vice President and
                                            Assistant Treasurer
Patricia W. Wilson                          Assistant Vice President, Assistant
                                            Secretary and Assistant Treasurer
Denis Bailey                                Assistant Vice President
D. Steven Boger                             Assistant Vice President
Lisa Cochrane                               Assistant Vice President
Errol Cramer                                Assistant Vice President and
                                            Corporate Actuary
Lawrence W. Dahl                            Assistant Vice President
Sarah R. Donahue                            Assistant Vice President
Teresa G. Logue                             Assistant Vice President
Thomas W. Evans                             Assistant Vice President
Greg P. Farley                              Assistant Vice President
Lisa J. Flanary                             Assistant Vice President
Douglas F. Gaer                             Assistant Vice President
Brent H. Hamann                             Assistant Vice President
John Hershberger                            Assistant Vice President
Ronald Johnson                              Assistant Vice President
Robert Park                                 Assistant Vice President
Robert A. Shore                             Assistant Vice President
Linda L. Shumilas                           Assistant Vice President
J. Scott Taylor                             Assistant Vice President
Robert E. Transon                           Assistant Vice President
Timothy N. Vander Pas                       Assistant Vice President
Richard Zaharias                            Assistant Vice President
Laura R. Zimmerman                          Assistant Vice President
Joanne M. Derrig                            Assistant Vice President, Assistant
                                            Secretary and Assistant General
                                            Counsel
Paul N. Kierig                              Assistant Secretary
Susan L. Lees                               Assistant Secretary



The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  Persons Controlled by or under Common Control with Depositor or Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation, File #1-11840 (March 26, 2001).

27.  Number of Contract Owners.

As of January 31, 2001, there were 396 nonqualified contracts and 676 qualified contracts.

28.  Indemnification

The by-laws of Allstate Life Insurance Company (Depositor) provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A.  Relationship Of Principal Underwriter To Other Investment Companies

The Fund's principal underwriter, ALFS, Inc., currently acts as a principal underwriter, depositor, sponsor, or investment adviser for the following entities:

                  Allstate Financial Advisors Separate Account I
                  Allstate Life Insurance Separate Account A
                  Allstate Life of New York Separate Account A
                  Glenbrook Life and Annuity Company Separate Account A Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
                  Glenbrook Life Discover Variable Account A
                  Glenbrook Life Variable Life Separate Account A
                  Glenbrook Life Multi-Manager Variable Account
                  Glenbrook Life Scudder Variable Account A
                  Glenbrook Life AIM Variable Separate Account A
                  Lincoln Benefit Life Variable Annuity Account
                  Lincoln Benefit Life Variable Account
                  Charter National Variable Annuity Account
                  Charter National Variable Account
                  Intramerica Variable Annuity Account


29B.    Principal Underwriter

Following are the names, business addresses, positions, and offices of each director, officer or partner of the principal underwriter:



Name and Principal Business                 Positions and Offices
Address of Each Such Person                 with Underwriter

John R. Hunter                              Director, President and Chief
                                            Executive Officer
Kevin R. Slawin                             Director
Michael J. Velotta                          Director and Secretary
Thomas J. Wilson, II                        Director
Janet M. Albers                             Vice President, Controller and
                                            Treasurer
Brent H. Hamann                             Vice President
Andrea J. Schur                             Vice President
James P. Zils                               Assistant Treasurer
Lisa A. Burnell                             Assistant Vice President and
                                            Compliance Officer
Joanne M. Derrig                            Assistant Secretary and Assistant
                                            General Counsel
Carol S. Watson                             Assistant Secretary

Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer

*The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.

29C.     Compensation of Principal Underwriter

 Underwriter compensation during fiscal year ended December 31, 2000: None


30.  Location of Accounts And Records

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  Management Services

None.

32.  Undertakings

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  Representations Pursuant To Section 403(B) Of The Internal Revenue Code

The Company represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34.  Representation Regarding Contract Expenses

Allstate Life Insurance Company ("Allstate Life") represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts. Allstate Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                             Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 24th day of April, 2001.

                           Allstate Financial Advisors
                               Separate Account I
                                  (Registrant)

                       By: Allstate Life Insurance Company
                                   (Depositor)

                            By: /s/Michael J. Velotta
                                ----------------------
                                 Michael J. Velotta
                                 Senior Vice President, Secretary and
                                 General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 24th day of April, 2001.


*/THOMAS J. WILSON, II             President, Director and Chairman of the Board
Thomas J. Wilson, II               (Principal Executive Officer)

/s/MICHAEL J. VELOTTA              Senior Vice President, Secretary, General
Michael J. Velotta                 Counsel and Director

*/STEVEN C. VERNEY                 Director and Vice President
Steven C. Verney                   (Principal Financial Officer)

*/JOHN L. CARL                     Director
John L. Carl

*/RICHARD I. COHEN                 Director
Richard I. Cohen

*/EDWARD M. LIDDY                  Director
Edward M. Liddy

*/KEVIN MCCARTHY                   Senior Vice President and Director
Kevin McCarthy

*/C. RICHARD MOREHEAD              Director
C. Richard Morehead

*/KEVIN R. SLAWIN                  Senior Vice President and Director
Kevin R. Slawin

*/CASEY J. SYLLA                   Chief Investment Officer and Director
Casey J. Sylla

*/SAMUEL H. PILCH                  Controller and Vice President
Samuel H. Pilch                    (Principal Accounting Officer)

*/MARLA G. FRIEDMAN                Senior Vice President and Director
Marla G. Friedman


*/JOHN C. LOUNDS                   Senior Vice President and Director

John C. Lounds

*/MARGARET G. DYER                Senior Vice President and Director
Margaret G. Dyer

*/ROBERT W. PIKE                  Director
Robert W. Pike

*/ By Michael J. Velotta, pursuant to Powers of Attorney filed previously or herewith.

                                  Exhibit Index


EXHIBIT                    DESCRIPTION

(6) (a)                    Articles of Incorporation of Allstate Life Insurance
                           Company.

    (b)                    By-Laws of Allstate Life Insurance Company.

(10)(a)                    Independent Auditors' Consent.

    (b)                    Consent of Foley & Lardner.

(15)(d)                    Powers of Attorney.